UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

Annual Report
For the Year Ended
March 31, 2019

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2019
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the twelve months ended March 31, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
Market volatility was the norm over the last twelve months. And despite the persistent volatility over the period, investors were shocked when December 2018 became the worst December for stocks since the Great Depression. The Dow Jones Industrial Average (“DJIA”) and MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500® Index posted a negative return in 2018, down 4.38%. During the fourth quarter of 2018, international equities outperformed U.S. equities. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points. Municipal securities ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. An interest rate rally in the last two months of the fourth quarter led to solid gains for municipal securities.
As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December’s low. The MSCI EAFE Index also trended upward, ending January up 6.57%. At the end of the first quarter, both the DJIA and the MSCI EAFE Index were up 11.81% and 10.15%, respectively. Municipal securities were steady at 1.57% at the end of the first quarter.
The Federal Reserve (the “Fed”) raised interest rates in September 2018 and again in December 2018 to a target range of 2.25-2.50%, for a total of four increases in 2018. The Fed had been expected to raise interest rates again in 2019, but they signaled in January that they would take a “patient” approach to interest rate increases. No interest rate increases are expected in 2019.
While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to talk about more equal trade. We continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2019
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
A semi-annual survey conducted by the National Association for Business Economics found that approximately 75% of its member panelists expect an economic recession in the U.S. by the end of 2021, according to its own release. While only 10% of those polled believe a recession will occur in 2019, 42% see it happening in 2020 and 25% expect one in 2021. The remaining members either expressed no opinion or said that the next recession will arrive after 2021. If the U.S. economy continues to grow over the next two quarters, as we are forecasting, the current U.S. expansion that commenced in July 2009 will become the longest in U.S. history, supplanting the previous record from 1991-2001, according to Business Insider. In our opinion, we see no threat of a recession in the current climate.
The U.S. economy could benefit moving forward from the repatriation of overseas profits. The passage of the Tax Cuts and Jobs Act in December 2017 reduced the tax rate on repatriated foreign profits to 15.5% for cash holdings and 8.0% for more illiquid assets. Data from the Commerce Department indicates that U.S. companies repatriated $85.9 billion in the fourth quarter of 2018 (most recent), according to Reuters. In 2018, U.S. companies repatriated a record $664.9 billion, more than four times the $155.1 billion brought back in 2017 and more than double the previous record in 2005. Investment banks and think tanks estimate that U.S. companies have offshore cash holdings totaling $1.5 trillion to $2.5 trillion, according to Bloomberg. That is a lot of potential dry powder that can be used by companies in any number of ways, be it growth opportunities, including acquisitions, or enhancing shareholder value via stock buybacks and dividends, in our opinion.
Just a little over a year ago, on March 8, 2018, the Trump administration enacted new trade tariffs on steel and aluminum imports from the United States’ biggest trading partners. As a result, a serious trade battle ensued between the U.S. and China, the two largest economies on the globe. While the two countries have been in the process of negotiating a new trade agreement for several months, one has yet to be reached. Some economists, as well as the International Monetary Fund, have trimmed their global growth estimates in recent months due largely to the uncertainty over the near-term outlook on global trade. We believe that a new trade agreement between the U.S. and China would be paramount to fostering a more robust trade climate moving forward, which in turn could boost estimates on global growth.
Global Equities Markets
For the 12-month period ended March 31, 2019, the MSCI World ex USA and MSCI Emerging Markets indices posted total returns of -2.99% (USD) and -7.28% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 7.91% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The stronger U.S. dollar was largely responsible for the negative total return results from the two foreign stock indices, in our opinion. With respect to U.S. equities, the S&P 500® Index posted a total return of 9.50% over the past 12 months. Nine of the 11 sectors were up on a total return basis. The top-performers were Real Estate, Utilities and Information Technology, up 20.99%, 19.33% and 15.44%, respectively, while the worst results came from Financials and Materials, down 4.68% and 0.43%, respectively.
Investors funneled an estimated net $66.66 billion into U.S. Equity mutual funds and exchange-traded funds (ETFs) for the 12-month period ended March 31, 2019, more than double the $24.42 billion that went into International Equity mutual funds and ETFs, according to Morningstar. Investors continue to favor passive funds over active funds in a big way. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $217.16 billion in the period, compared to estimated net outflows totaling $150.50 billion. Active International Equity mutual funds and ETFs reported estimated net inflows totaling $94.56 billion, compared to estimated net outflows totaling $70.14 billion.

Market Overview
ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products (ETFs/ETPs) listed globally reached a record $5.40 trillion in March 2019, up 9.76% from $4.92 trillion at the close of March 2018, according to its own releases. March marked the 62nd consecutive month of net new cash inflows into ETFs/ETPs listed globally.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by banks, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which includes companies providing a broad range of financial services, including retail banking, loans and money transmissions. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the banking sector. The Index is designed to select bank stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (9/20/16) to 3/31/19	Inception (9/20/16) to 3/31/19
Fund Performance
NAV	-14.49%	10.30%	28.11%
Market Price	-14.58%	10.30%	28.11%
Index Performance
Nasdaq US Smart Banks Index	-14.02%	11.02%	30.21%
NASDAQ US Benchmark Banks Index	-7.89%	14.31%	40.20%
NASDAQ US Benchmark Index	8.64%	13.80%	38.62%
(See Notes to Fund Performance Overview Page 19.)
Performance Review
The Fund generated a net asset value (“NAV”) return of -14.49% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 8.64%. The Fund was 100% invested in the Financials sector over the period. More specifically, the Banking industry was the largest industry in the Fund with a 97.9% allocation. This industry was the least contributing industry in the Fund with a -14.4% return and -13.8% contribution to the Fund’s return. There was no single positive contributing industry in the Fund over the period, however the best contributing industry in the Fund was the Thrifts & Mortgage Finance industry with a 1.8% allocation, -5.5% return, and -0.2% contribution. On a relative basis, the Fund underperformed the benchmark. The largest contributing factor to the Fund underperforming the benchmark was the Fund’s 91.4% greater allocation to the poor performing Banking industry, creating -19.6% of relative drag. The Fund did not have any exposure to the relatively poor performing Industrials sector which created 0.4% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
US Bancorp	8.1%
People’s United Financial, Inc.	8.1
New York Community Bancorp, Inc.	8.1
Huntington Bancshares, Inc.	7.7
Citizens Financial Group, Inc.	7.7
PNC Financial Services Group (The), Inc.	4.3
JPMorgan Chase & Co.	4.2
Wells Fargo & Co.	4.2
First Republic Bank	4.2
Signature Bank	4.1
Total	60.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	98	0	0	0
4/1/17 – 3/31/18	186	0	0	0
4/1/18 – 3/31/19	163	6	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	64	0	0	0
4/1/18 – 3/31/19	81	0	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by food and beverage companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include brewers, distillers and vintners; manufacturers, distributors and packagers of food and beverage products; and companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the food and beverage sector. The Index is designed to select food and beverage stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (9/20/16) to 3/31/19	Inception (9/20/16) to 3/31/19
Fund Performance
NAV	3.13%	1.56%	4.00%
Market Price	2.77%	1.48%	3.79%
Index Performance
Nasdaq US Smart Food & Beverage Index	3.78%	2.20%	5.65%
NASDAQ US Benchmark Food & Beverage Index	6.50%	4.37%	11.42%
NASDAQ US Benchmark Index	8.64%	13.80%	38.62%
(See Notes to Fund Performance Overview Page 19.)
Performance Review
The Fund generated a NAV return of 3.13% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 8.64%. The Consumer Staples sector comprised the majority of the Fund with the Food Products industry being the most heavily weighted industry at 64.7%. This industry had a 2.1% return and contributed 1.8% to the Fund’s return. The Beverages industry was the worst performing and least contributing industry in the Fund with a 21.6% allocation, -0.4% return, and -0.1% contribution. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund over allocating the relatively poor performing Food Products industry by 63.5%, which created -3.5% of relative drag. The benchmark had a 14.7% allocation to the Financials sector versus the Fund’s 1.1% allocation. This sector was the worst performing sector in the benchmark with a -5.1% return, which, because of the benchmark’s over allocation, created 1.8% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	98.9%
Financials	1.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Tyson Foods, Inc., Class A	8.6%
Post Holdings, Inc.	8.2
Mondelez International, Inc., Class A	8.0
Hershey (The) Co.	7.9
Archer-Daniels-Midland Co.	7.7
McCormick & Co., Inc.	4.2
JM Smucker (The) Co.	4.2
General Mills, Inc.	4.2
Lamb Weston Holdings, Inc.	4.1
PepsiCo, Inc.	4.0
Total	61.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	117	0	0	0
4/1/17 – 3/31/18	191	1	0	0
4/1/18 – 3/31/19	134	3	5	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	15	1	0	0
4/1/17 – 3/31/18	58	0	0	0
4/1/18 – 3/31/19	107	1	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by oil and gas companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include companies engaged in the exploration for and drilling, production, refining, distribution and retail sales of oil and gas products; suppliers of equipment and services to oil fields and offshore platforms; and oil and gas pipeline operators. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the oil and gas sector. The Index is designed to select oil and gas stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (9/20/16) to 3/31/19	Inception (9/20/16) to 3/31/19
Fund Performance
NAV	-3.27%	-0.07%	-0.17%
Market Price	-3.32%	-0.04%	-0.11%
Index Performance
Nasdaq US Smart Oil & Gas Index	-2.69%	0.57%	1.46%
NASDAQ US Benchmark Oil & Gas Index	0.20%	2.21%	5.67%
NASDAQ US Benchmark Index	8.64%	13.80%	38.62%
(See Notes to Fund Performance Overview Page 19.)
Performance Review
The Fund generated a NAV return of -3.27% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 8.64%. The Fund was 100% invested in the Energy sector over the period. More specifically, the Oil, Gas & Consumable Fuels industry was the largest industry in the Fund with a 91.7% allocation. This industry was the least contributing industry in the Fund with a -2.2% return and -3.6% contribution to the Fund’s return. There was no single positive contributing industry in the Fund over the period, however the best contributing industry in the Fund was the Energy Equipment & Services industry with a 5.1% allocation, -21.9% return, and -0.7% contribution. On a relative basis, the Fund underperformed the benchmark. The largest factor that contributed to the Fund underperforming the benchmark was the Fund’s 86.9% greater allocation to the poor performing Oil, Gas & Consumable Fuels industry, creating -10.0% of relative drag. The Fund did not have any exposure to the poor performing Financials industry which created 1.7% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	92.2%
Utilities	7.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Kinder Morgan, Inc.	8.1%
Chevron Corp.	7.9
Exxon Mobil Corp.	7.9
OGE Energy Corp.	7.8
Williams (The) Cos., Inc.	6.9
Southwestern Energy Co.	4.3
ONEOK, Inc.	4.2
Devon Energy Corp.	4.1
Cheniere Energy, Inc.	4.1
Apache Corp.	4.0
Total	59.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	86	4	0	0
4/1/17 – 3/31/18	187	5	1	0
4/1/18 – 3/31/19	181	3	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	43	0	0	0
4/1/17 – 3/31/18	57	0	0	0
4/1/18 – 3/31/19	61	2	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by pharmaceuticals companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include manufacturers of prescription or over-the-counter drugs, such as aspirin, cold remedies and birth control pills as well as vaccine producers. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the pharmaceuticals sector. The Index is designed to select pharmaceuticals stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (9/20/16) to 3/31/19	Inception (9/20/16) to 3/31/19
Fund Performance
NAV	2.30%	4.07%	10.60%
Market Price	1.63%	3.82%	9.93%
Index Performance
Nasdaq US Smart Pharmaceuticals Index	2.96%	4.77%	12.48%
NASDAQ US Benchmark Pharmaceuticals Index	16.21%	11.29%	31.04%
NASDAQ US Benchmark Index	8.64%	13.80%	38.62%
(See Notes to Fund Performance Overview Page 19.)
Performance Review
The Fund generated a NAV return of 2.30% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 8.64%. The Fund was 100% invested in the Health Care sector over the period. More specifically, the Pharmaceuticals industry was the largest industry in the Fund with a 69.2% allocation. This industry was also the most contributing industry in the Fund with a 12.7% return and 7.5% contribution. The least contributing industry in the Fund was the Biotechnology industry with a 21.3% allocation, -26.9% return, and -7.5% contribution. On a relative basis, the Fund underperformed the benchmark. The largest factor that contributed to the Fund underperforming the benchmark was the Fund’s 18.5% greater allocation to the poor performing Biotechnology securities, creating -8.8% of relative drag. The Fund did not have any exposure to the poor performing Financials securities which created 1.9% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Abbott Laboratories	8.4%
Eli Lilly & Co.	8.3
Merck & Co., Inc.	8.3
Pfizer, Inc.	7.9
Horizon Pharma PLC	7.4
Zoetis, Inc.	4.3
Allergan PLC	4.3
Johnson & Johnson	4.1
Jazz Pharmaceuticals PLC	4.1
Catalent, Inc.	3.8
Total	60.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	62	0	1	0
4/1/17 – 3/31/18	178	1	0	0
4/1/18 – 3/31/19	175	9	4	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	70	0	0	0
4/1/17 – 3/31/18	70	1	0	0
4/1/18 – 3/31/19	58	5	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by retail companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include companies engaged in the direct sale of goods or services to the public, including online marketplaces. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the retail sector. The Index is designed to select retail stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (9/20/16) to 3/31/19	Inception (9/20/16) to 3/31/19
Fund Performance
NAV	7.98%	5.94%	15.70%
Market Price	7.88%	5.92%	15.64%
Index Performance
Nasdaq US Smart Retail Index	8.62%	6.59%	17.49%
NASDAQ US Benchmark Retail Index	15.79%	18.72%	54.27%
NASDAQ US Benchmark Index	8.64%	13.80%	38.62%
(See Notes to Fund Performance Overview Page 19.)
Performance Review
The Fund generated a NAV return of 7.98% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 8.64%. The Consumer Discretionary sector (63.6% weighting) and Consumer Staples sector (21.2% weighting) were the top two allocated sectors in the Fund over the period. Under the Consumer Discretionary sector, the Specialty Retail industry comprised 30.6% of the Fund, returned 19.4%, and contributed 3.2% to the Fund’s return. The least contributing industry was the Health Care Providers & Services industry with a -1.1% contribution, stemming from its 7.7% allocation and -19.6% return. On a relative basis the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund underperforming the benchmark among the Health Care Providers & Services industry by -27.5%, creating -1.8% of relative drag. In comparison to the benchmark, the Fund over allocated the well performing Specialty Retail securities by 28.4%, creating 1.9% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	67.6%
Consumer Staples	22.8
Health Care	8.4
Industrials	0.6
Communication Services	0.6
Total	100.0%
Top Ten Holdings	% of Total Investments
AutoZone, Inc.	7.1%
Target Corp.	6.9
Kroger (The) Co.	5.8
Sysco Corp.	5.4
Dick’s Sporting Goods, Inc.	5.0
TJX (The) Cos., Inc.	4.2
Home Depot (The), Inc.	4.2
Costco Wholesale Corp.	4.1
Kohl’s Corp.	4.1
Dollar General Corp.	4.0
Total	50.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	0	0	0
4/1/17 – 3/31/18	48	1	0	0
4/1/18 – 3/31/19	189	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	42	0	0	0
4/1/17 – 3/31/18	201	0	0	0
4/1/18 – 3/31/19	57	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by semiconductor companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the semiconductor sector. The Index is designed to select semiconductor stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (9/20/16) to 3/31/19	Inception (9/20/16) to 3/31/19
Fund Performance
NAV	-1.62%	21.04%	62.00%
Market Price	-1.75%	20.98%	61.80%
Index Performance
Nasdaq US Smart Semiconductor Index	-1.05%	21.83%	64.66%
NASDAQ US Benchmark Semiconductors Index	2.00%	21.44%	63.34%
NASDAQ US Benchmark Index	8.64%	13.80%	38.62%
(See Notes to Fund Performance Overview Page 19.)
Performance Review
The Fund generated a NAV return of -1.62% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 8.64%. The Fund was 100% invested in the Information Technology sector over the period. More specifically, the Semiconductors & Semiconductor Equipment industry was the largest industry in the Fund with a 96.9% allocation. This industry was the least contributing industry in the Fund with a -1.4% return and -1.2% contribution to the Fund’s return. The best contributing industry in the Fund was the Communications Equipment industry with a 2.9% allocation, 9.3% return, and 0.2% contribution. On a relative basis, the Fund underperformed the benchmark. The largest factor that contributed to the Fund underperforming the benchmark was the Fund’s 93.2% greater allocation to the poor performing Semiconductors & Semiconductor Equipment industry, creating -6.5% of relative drag. The Fund did not have any exposure to the poor performing Financials securities, which created 1.7% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Broadcom, Inc.	8.6%
Intel Corp.	8.0
Xilinx, Inc.	8.0
Analog Devices, Inc.	7.8
InterDigital, Inc.	7.5
KLA-Tencor Corp.	4.1
Lam Research Corp.	4.0
Skyworks Solutions, Inc.	4.0
Texas Instruments, Inc.	4.0
Maxim Integrated Products, Inc.	3.9
Total	59.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	106	15	0	0
4/1/17 – 3/31/18	172	0	0	0
4/1/18 – 3/31/19	168	6	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	11	1	0	0
4/1/17 – 3/31/18	78	0	0	0
4/1/18 – 3/31/19	72	3	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by transportation companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include: delivery services, shipping and marine transportation companies, railroads, trucking companies and companies providing services to the transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; manufacturers and distributors of automobiles, auto parts and tires; and airlines providing primarily passenger air transport. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the transportation sector. The Index is designed to select transportation stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (9/20/16) to 3/31/19	Inception (9/20/16) to 3/31/19
Fund Performance
NAV	-5.11%	7.83%	20.98%
Market Price	-5.30%	7.81%	20.93%
Index Performance
Nasdaq US Smart Transportation Index	-4.56%	8.53%	22.97%
NASDAQ US Benchmark Industrial Transportation Index	10.86%	18.58%	53.81%
NASDAQ US Benchmark Index	8.64%	13.80%	38.62%
(See Notes to Fund Performance Overview Page 19.)
Performance Review
The Fund generated a NAV return of -5.11% during the period covered by this report. During the same period, the NASDAQ US Benchmark Index (“benchmark”) generated a return of 8.64%. The Industrials sector comprised the majority of the Fund with the Road & Rail industry being the largest weighted industry at 29.8%. This industry had a 19.4% return and was the largest contributor to the Fund’s performance with a 2.9% contribution. The Auto Components industry was the worst performing and least contributing industry in the Fund with a 11.4% allocation, -37.8% return, and -3.5% contribution. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund over allocating the poor performing Auto Components industry by 11.2%, which created -5.7% of relative drag. The Fund over allocated the well performing Road & Rail industry by 28.8% compared to the benchmark, which created 2.3% of relative outperformance.

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Investments
Industrials	69.3%
Consumer Discretionary	30.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Norfolk Southern Corp.	8.5%
Genuine Parts Co.	8.4
CSX Corp.	8.4
General Motors Co.	7.7
United Continental Holdings, Inc.	7.4
Kansas City Southern	4.4
Delta Air Lines, Inc.	4.3
United Parcel Service, Inc., Class B	4.1
Ford Motor Co.	4.1
Union Pacific Corp.	4.1
Total	61.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	7	0	0
4/1/17 – 3/31/18	128	0	0	0
4/1/18 – 3/31/19	115	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	122	0	0	0
4/1/18 – 3/31/19	128	6	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2019 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$896.90	0.60%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$1,038.30	0.60%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$768.20	0.60%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$919.30	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$917.60	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2019 (Unaudited)
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$1,047.10	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$924.60	0.60%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2018 through March 31, 2019), multiplied by 182/365 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 91.7%
84,125	Bank of America Corp.	$2,321,009
74,584	Bank OZK	2,161,444
143,987	BB&T Corp.	6,699,715
38,236	Citigroup, Inc.	2,379,044
397,349	Citizens Financial Group, Inc.	12,913,843
28,083	Comerica, Inc.	2,059,046
23,595	Cullen/Frost Bankers, Inc.	2,290,367
44,797	East West Bancorp, Inc.	2,148,912
266,100	Fifth Third Bancorp	6,711,042
156,516	First Horizon National Corp.	2,188,094
69,909	First Republic Bank	7,023,058
1,018,603	Huntington Bancshares, Inc.	12,915,886
70,324	JPMorgan Chase & Co.	7,118,898
138,525	KeyCorp	2,181,769
42,407	M&T Bank Corp.	6,658,747
59,638	PacWest Bancorp	2,242,985
826,467	People’s United Financial, Inc.	13,587,117
58,237	PNC Financial Services Group (The), Inc.	7,143,350
447,502	Regions Financial Corp.	6,332,153
54,059	Signature Bank	6,923,336
120,332	Sterling Bancorp	2,241,785
9,898	SVB Financial Group (a)	2,200,919
61,652	Synovus Financial Corp.	2,118,363
40,084	Texas Capital Bancshares, Inc. (a)	2,188,186
134,562	Umpqua Holdings Corp.	2,220,273
283,963	US Bancorp	13,684,177
147,104	Wells Fargo & Co.	7,108,065
52,871	Western Alliance Bancorp (a)	2,169,826
143,621	Zions Bancorp N.A.	6,521,830
		154,453,239
	Thrifts & Mortgage Finance – 8.1%
1,173,306	New York Community Bancorp, Inc.	13,575,150
	Total Investments – 99.8%	168,028,389
	(Cost $191,532,779) (b)
	Net Other Assets and Liabilities – 0.2%	419,002
	Net Assets – 100.0%	$168,447,391

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $193,453,636. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $567,226 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,992,473. The net unrealized depreciation was $25,425,247.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 168,028,389	$ 168,028,389	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.8%
	Beverages – 16.5%
485	Brown-Forman Corp., Class B	$25,598
1,677	Coca-Cola (The) Co.	78,584
142	Constellation Brands, Inc., Class A	24,897
955	Keurig Dr Pepper, Inc.	26,711
1,233	Molson Coors Brewing Co., Class B	73,549
376	Monster Beverage Corp. (a)	20,522
658	PepsiCo, Inc.	80,638
		330,499
	Diversified Financial Services – 1.1%
1,185	Jefferies Financial Group, Inc.	22,266
	Food & Staples Retailing – 3.8%
2,158	US Foods Holding Corp. (a)	75,336
	Food Products – 76.1%
3,578	Archer-Daniels-Midland Co.	154,319
452	Bunge Ltd.	23,988
667	Campbell Soup Co.	25,433
1,028	Conagra Brands, Inc.	28,517
1,613	General Mills, Inc.	83,473
1,221	Hain Celestial Group (The), Inc. (a)	28,230
1,374	Hershey (The) Co.	157,776
1,754	Hormel Foods Corp.	78,509
260	Ingredion, Inc.	24,619
718	JM Smucker (The) Co.	83,647
1,352	Kellogg Co.	77,578
724	Kraft Heinz (The) Co.	23,639
1,097	Lamb Weston Holdings, Inc.	82,209
559	McCormick & Co., Inc.	84,202
3,225	Mondelez International, Inc., Class A	160,992
1,493	Post Holdings, Inc. (a)	163,334
208	Sanderson Farms, Inc.	27,423
726	TreeHouse Foods, Inc. (a)	46,863
2,466	Tyson Foods, Inc., Class A	171,214
		1,525,965
	Personal Products – 2.3%
428	Herbalife Nutrition Ltd. (a)	22,680
188	Medifast, Inc.	23,979
		46,659
	Total Investments – 99.8%	2,000,725
	(Cost $1,880,934) (b)
	Net Other Assets and Liabilities – 0.2%	4,883
	Net Assets – 100.0%	$2,005,608

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $1,884,445. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $147,072 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,792. The net unrealized appreciation was $116,280.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,000,725	$ 2,000,725	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.9%
	Electric Utilities – 7.8%
22,272	OGE Energy Corp.	$960,369
	Energy Equipment & Services – 5.2%
1,772	Baker Hughes a GE Co.	49,120
1,523	Halliburton Co.	44,624
863	Helmerich & Payne, Inc.	47,948
14,429	Nabors Industries Ltd.	49,636
1,661	National Oilwell Varco, Inc.	44,249
21,770	Patterson-UTI Energy, Inc.	305,215
1,061	Schlumberger Ltd.	46,228
5,722	Transocean Ltd. (a)	49,839
		636,859
	Oil, Gas & Consumable Fuels – 86.9%
1,075	Anadarko Petroleum Corp.	48,891
5,398	Antero Resources Corp. (a)	47,664
14,271	Apache Corp.	494,633
17,472	Cabot Oil & Gas Corp.	456,019
6,111	Callon Petroleum Co. (a)	46,138
7,347	Cheniere Energy, Inc. (a)	502,241
77,343	Chesapeake Energy Corp. (a)	239,763
7,919	Chevron Corp.	975,462
650	Cimarex Energy Co.	45,435
425	Concho Resources, Inc.	47,158
6,979	ConocoPhillips	465,778
1,048	Continental Resources, Inc. (a)	46,919
1,321	Delek US Holdings, Inc.	48,111
16,045	Devon Energy Corp.	506,380
454	Diamondback Energy, Inc.	46,095
497	EOG Resources, Inc.	47,304
2,580	EQT Corp.	53,509
11,983	Exxon Mobil Corp.	968,226
808	Hess Corp.	48,666
913	HollyFrontier Corp.	44,984
49,426	Kinder Morgan, Inc.	989,014
20,787	Marathon Oil Corp.	347,351
754	Marathon Petroleum Corp.	45,127
16,384	Murphy Oil Corp.	480,051
4,182	Noble Energy, Inc.	103,421
8,363	Oasis Petroleum, Inc. (a)	50,513
7,158	Occidental Petroleum Corp.	473,860
7,368	ONEOK, Inc.	514,581
2,577	Parsley Energy, Inc., Class A (a)	49,736
1,505	PBF Energy, Inc., Class A	46,866
4,914	Phillips 66	467,665
332	Pioneer Natural Resources Co.	50,557
9,332	QEP Resources, Inc. (a)	72,696
5,727	Range Resources Corp.	64,372
2,861	SM Energy Co.	50,039
111,938	Southwestern Energy Co. (a)	524,989
1,162	Targa Resources Corp.	48,281
2,163	Valero Energy Corp.	183,487
1,918	Whiting Petroleum Corp. (a)	50,137
29,353	Williams (The) Cos., Inc.	843,018
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
3,788	WPX Energy, Inc. (a)	$49,661
		10,684,798
	Total Investments – 99.9%	12,282,026
	(Cost $12,960,535) (b)
	Net Other Assets and Liabilities – 0.1%	11,567
	Net Assets – 100.0%	$12,293,593

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $13,025,434. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $324,796 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,068,204. The net unrealized depreciation was $743,408.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,282,026	$ 12,282,026	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 100.0%
	Biotechnology – 17.7%
1,223	AbbVie, Inc.	$98,562
2,912	Alkermes PLC (a)	106,259
8,006	Amicus Therapeutics, Inc. (a)	108,882
1,179	Blueprint Medicines Corp. (a)	94,379
2,101	Esperion Therapeutics, Inc. (a)	84,355
3,660	Heron Therapeutics, Inc. (a)	89,450
6,803	Ironwood Pharmaceuticals, Inc. (a)	92,045
738	Madrigal Pharmaceuticals, Inc. (a)	92,442
608	Sage Therapeutics, Inc. (a)	96,702
4,786	Vanda Pharmaceuticals, Inc. (a)	88,062
		951,138
	Health Care Equipment & Supplies – 8.4%
5,616	Abbott Laboratories	448,943
	Pharmaceuticals – 73.9%
1,583	Allergan PLC	231,767
4,219	Bristol-Myers Squibb Co.	201,289
5,043	Catalent, Inc. (a)	204,695
7,769	Corcept Therapeutics, Inc. (a)	91,208
3,452	Eli Lilly & Co.	447,932
8,815	Endo International PLC (a)	70,784
15,027	Horizon Pharma PLC (a)	397,164
13,883	Innoviva, Inc. (a)	194,778
1,557	Jazz Pharmaceuticals PLC (a)	222,573
1,595	Johnson & Johnson	222,965
3,927	Medicines (The) Co. (a)	109,760
5,363	Merck & Co., Inc.	446,041
3,671	Mylan N.V. (a)	104,036
2,352	Pacira Pharmaceuticals, Inc. (a)	89,517
1,989	Perrigo Co. PLC	95,790
10,056	Pfizer, Inc.	427,078
2,372	Supernus Pharmaceuticals, Inc. (a)	83,115
2,313	Zoetis, Inc.	232,850
1,837	Zogenix, Inc. (a)	101,053
		3,974,395
	Total Investments – 100.0%	5,374,476
	(Cost $5,299,886) (b)
	Net Other Assets and Liabilities – 0.0%	1,029
	Net Assets – 100.0%	$5,375,505

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $5,369,855. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $342,182 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $337,561. The net unrealized appreciation was $4,621.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,374,476	$ 5,374,476	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.7%
	Commercial Services & Supplies – 0.6%
859	Copart, Inc. (a)	$52,047
	Diversified Consumer Services – 1.6%
3,923	H&R Block, Inc.	93,916
2,491	Weight Watchers International, Inc. (a)	50,194
		144,110
	Entertainment – 0.6%
141	Netflix, Inc. (a)	50,275
	Food & Staples Retailing – 22.8%
1,523	Costco Wholesale Corp.	368,779
21,069	Kroger (The) Co.	518,298
7,164	Sysco Corp.	478,269
5,019	Walgreens Boots Alliance, Inc.	317,552
3,610	Walmart, Inc.	352,083
		2,034,981
	Health Care Providers & Services – 8.4%
3,611	AmerisourceBergen Corp.	287,147
6,576	Cardinal Health, Inc.	316,634
872	CVS Health Corp.	47,027
850	Henry Schein, Inc. (a)	51,093
396	McKesson Corp.	46,356
		748,257
	Internet & Direct Marketing Retail – 5.5%
31	Amazon.com, Inc. (a)	55,203
1,357	eBay, Inc.	50,399
4,516	Etsy, Inc. (a)	303,566
618	GrubHub, Inc. (a)	42,932
536	Stamps.com, Inc. (a)	43,636
		495,736
	Multiline Retail – 17.2%
3,016	Dollar General Corp.	359,809
523	Dollar Tree, Inc. (a)	54,936
5,291	Kohl’s Corp.	363,862
2,033	Macy’s, Inc.	48,853
1,066	Nordstrom, Inc.	47,309
571	Ollie’s Bargain Outlet Holdings, Inc. (a)	48,723
7,614	Target Corp.	611,100
		1,534,592
	Specialty Retail – 43.0%
528	Advance Auto Parts, Inc.	90,040
2,471	American Eagle Outfitters, Inc.	54,782
616	AutoZone, Inc. (a)	630,858
11,148	Bed Bath & Beyond, Inc.	189,404
933	Best Buy Co., Inc.	66,299
Shares	Description	Value

	Specialty Retail (Continued)
409	Burlington Stores, Inc. (a)	$64,082
812	CarMax, Inc. (a)	56,678
1,124	Carvana Co. (a)	65,259
12,136	Dick’s Sporting Goods, Inc.	446,726
419	Five Below, Inc. (a)	52,061
847	Foot Locker, Inc.	51,328
2,261	Gap (The), Inc.	59,193
1,930	Home Depot (The), Inc.	370,348
1,928	L Brands, Inc.	53,174
895	Lowe’s Cos., Inc.	97,976
732	O’Reilly Automotive, Inc. (a)	284,236
328	RH (a)	33,768
2,269	Ross Stores, Inc.	211,244
530	Tiffany & Co.	55,941
6,967	TJX (The) Cos., Inc.	370,714
2,837	Tractor Supply Co.	277,345
476	Ulta Beauty, Inc. (a)	165,995
1,634	Urban Outfitters, Inc. (a)	48,432
867	Williams-Sonoma, Inc.	48,786
		3,844,669
	Total Investments – 99.7%	8,904,667
	(Cost $8,683,154) (b)
	Net Other Assets and Liabilities – 0.3%	29,540
	Net Assets – 100.0%	$8,934,207

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $8,812,773. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $450,627 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $358,733. The net unrealized appreciation was $91,894.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,904,667	$ 8,904,667	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.7%
	Communications Equipment – 7.5%
34,166	InterDigital, Inc.	$2,254,273
	Semiconductors & Semiconductor Equipment – 92.2%
23,980	Advanced Micro Devices, Inc. (a)	611,970
22,274	Analog Devices, Inc.	2,344,784
14,717	Applied Materials, Inc.	583,676
8,652	Broadcom, Inc.	2,601,743
4,989	Cabot Microelectronics Corp.	558,568
14,061	Cirrus Logic, Inc. (a)	591,546
10,370	Cree, Inc. (a)	593,371
36,568	Cypress Semiconductor Corp.	545,595
15,971	Entegris, Inc.	570,005
13,055	Inphi, Corp. (a)	571,026
44,985	Intel Corp.	2,415,695
10,314	KLA-Tencor Corp.	1,231,595
6,765	Lam Research Corp.	1,211,003
28,283	Marvell Technology Group Ltd.	562,549
21,885	Maxim Integrated Products, Inc.	1,163,625
6,495	Microchip Technology, Inc.	538,825
13,803	Micron Technology, Inc. (a)	570,478
6,809	MKS Instruments, Inc.	633,577
4,207	Monolithic Power Systems, Inc.	570,006
3,658	NVIDIA Corp.	656,831
55,456	ON Semiconductor Corp. (a)	1,140,730
8,045	Qorvo, Inc. (a)	577,068
10,568	QUALCOMM, Inc.	602,693
10,252	Semtech Corp. (a)	521,929
6,964	Silicon Laboratories, Inc. (a)	563,109
14,587	Skyworks Solutions, Inc.	1,203,136
13,820	Teradyne, Inc.	550,589
11,261	Texas Instruments, Inc.	1,194,454
19,014	Xilinx, Inc.	2,410,785
		27,890,961
	Total Investments – 99.7%	30,145,234
	(Cost $29,623,584) (b)
	Net Other Assets and Liabilities – 0.3%	96,297
	Net Assets – 100.0%	$30,241,531

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $30,325,508. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,067,599 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,247,873. The net unrealized depreciation was $180,274.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,145,234	$ 30,145,234	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 6.9%
176	CH Robinson Worldwide, Inc.	$15,310
212	Expeditors International of Washington, Inc.	16,091
88	FedEx Corp.	15,964
866	United Parcel Service, Inc., Class B	96,767
316	XPO Logistics, Inc. (a)	16,982
		161,114
	Airlines – 24.6%
258	Alaska Air Group, Inc.	14,479
447	American Airlines Group, Inc.	14,197
1,926	Delta Air Lines, Inc.	99,478
5,718	JetBlue Airways Corp. (a)	93,546
1,704	Southwest Airlines Co.	88,455
1,698	Spirit Airlines, Inc. (a)	89,756
2,175	United Continental Holdings, Inc. (a)	173,522
		573,433
	Auto Components – 8.5%
819	Adient PLC	10,614
392	BorgWarner, Inc.	15,057
4,827	Goodyear Tire & Rubber (The) Co.	87,610
628	Lear Corp.	85,226
		198,507
	Automobiles – 13.1%
10,888	Ford Motor Co.	95,596
4,837	General Motors Co.	179,453
429	Harley-Davidson, Inc.	15,298
50	Tesla, Inc. (a)	13,993
		304,340
	Distributors – 9.1%
1,756	Genuine Parts Co.	196,725
575	LKQ Corp. (a)	16,318
		213,043
	Machinery – 3.9%
694	WABCO Holdings, Inc. (a)	91,490
	Road & Rail – 33.9%
2,628	CSX Corp.	196,627
887	JB Hunt Transport Services, Inc.	89,844
879	Kansas City Southern	101,946
2,839	Knight-Swift Transportation Holdings, Inc.	92,779
1,065	Norfolk Southern Corp.	199,038
106	Old Dominion Freight Line, Inc.	15,305
Shares	Description	Value

	Road & Rail (Continued)
569	Union Pacific Corp.	$95,137
		790,676
	Total Investments – 100.0%	2,332,603
	(Cost $2,344,748) (b)
	Net Other Assets and Liabilities – 0.0%	660
	Net Assets – 100.0%	$2,333,263

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $2,366,133. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $135,261 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $168,791. The net unrealized depreciation was $33,530.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,332,603	$ 2,332,603	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2019
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 168,028,389	$ 2,000,725	$ 12,282,026
Cash	58,300	3,304	11,661
Receivables:
Dividends	451,459	2,565	6,133
Dividend reclaims	—	—	—
Total Assets	168,538,148	2,006,594	12,299,820
LIABILITIES:
Due to custodian	—	—	—
Payables:
Investment advisory fees	90,757	986	6,227
Total Liabilities	90,757	986	6,227
NET ASSETS	$168,447,391	$2,005,608	$12,293,593
NET ASSETS consist of:
Paid-in capital	$ 235,093,197	$ 2,190,018	$ 17,859,080
Par value	69,000	1,000	6,500
Accumulated distributable earnings (loss)	(66,714,806)	(185,410)	(5,571,987)
NET ASSETS	$168,447,391	$2,005,608	$12,293,593
NET ASSET VALUE, per share	$24.41	$20.06	$18.91
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	6,900,002	100,002	650,002
Investments, at cost	$191,532,779	$1,880,934	$12,960,535

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$ 5,374,476	$ 8,904,667	$ 30,145,234	$ 2,332,603
192	18,037	96,051	—

3,042	15,670	15,353	2,110
286	—	—	79
5,377,996	8,938,374	30,256,638	2,334,792

—	—	—	341

2,491	4,167	15,107	1,188
2,491	4,167	15,107	1,529
$ 5,375,505	$ 8,934,207	$ 30,241,531	$ 2,333,263

$ 6,024,742	$ 9,575,101	$ 34,059,620	$ 2,736,586
2,500	4,000	9,500	1,000
(651,737)	(644,894)	(3,827,589)	(404,323)
$ 5,375,505	$ 8,934,207	$ 30,241,531	$ 2,333,263
$21.50	$22.34	$31.83	$23.33
250,002	400,002	950,002	100,002
$5,299,886	$8,683,154	$29,623,584	$2,344,748
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2019
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 19,178,858	$ 23,901	$ 457,092
Interest	20,777	39	512
Foreign withholding tax	(13,099)	—	(94)
Other	—	—	76
Total investment income	19,186,536	23,940	457,586
EXPENSES:
Investment advisory fees	4,745,581	6,685	120,153
Total expenses	4,745,581	6,685	120,153
NET INVESTMENT INCOME (LOSS)	14,440,955	17,255	337,433
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(47,211,912)	(97,234)	(4,925,989)
In-kind redemptions	58,360,017	—	(366,878)
Net realized gain (loss)	11,148,105	(97,234)	(5,292,867)
Net change in unrealized appreciation (depreciation) on investments	(123,008,249)	166,354	(926,753)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(111,860,144)	69,120	(6,219,620)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(97,419,189)	$ 86,375	$(5,882,187)

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$51,787	$88,325	$460,402	$59,826
75	100	461	62
—	—	—	—
—	—	—	—
51,862	88,425	460,863	59,888

24,225	26,392	199,845	18,190
24,225	26,392	199,845	18,190
27,637	62,033	261,018	41,698

(572,363)	(828,345)	(4,295,807)	(250,369)
462,428	285,338	3,177,462	144,489
(109,935)	(543,007)	(1,118,345)	(105,880)
146,896	225,610	(1,466,467)	(4,821)
36,961	(317,397)	(2,584,812)	(110,701)
$64,598	$(255,364)	$(2,323,794)	$(69,003)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2019	Year Ended 3/31/2018
OPERATIONS:
Net investment income (loss)	$ 14,440,955	$ 16,564,334	$ 17,255	$ 46,736
Net realized gain (loss)	11,148,105	52,973,032	(97,234)	45,510
Net change in unrealized appreciation (depreciation)	(123,008,249)	89,072,276	166,354	(160,886)
Net increase (decrease) in net assets resulting from operations	(97,419,189)	158,609,642	86,375	(68,640)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(14,689,357)		(14,971)
Net investment income		(16,535,231)		(50,991)
Net realized gain		—		—
Return of capital	—	—	—	—
Total distributions to shareholders	(14,689,357)	(16,535,231)	(14,971)	(50,991)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	353,763,083	669,985,019	948,776	1,991,964
Cost of shares redeemed	(1,387,651,548)	(525,014,968)	—	(6,045,378)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,033,888,465)	144,970,051	948,776	(4,053,414)
Total increase (decrease) in net assets	(1,145,997,011)	287,044,462	1,020,180	(4,173,045)
NET ASSETS:
Beginning of period	1,314,444,402	1,027,399,940	985,428	5,158,473
End of period	$168,447,391	$1,314,444,402	$2,005,608	$985,428
Accumulated net investment income (loss) at end of period		$671,122		$307
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	44,550,002	39,600,002	50,002	250,002
Shares sold	12,000,000	22,800,000	50,000	100,000
Shares redeemed	(49,650,000)	(17,850,000)	—	(300,000)
Shares outstanding, end of period	6,900,002	44,550,002	100,002	50,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2019	Year Ended 3/31/2018

$ 337,433	$ 63,810	$ 27,637	$ 16,343	$ 62,033	$ 23,936
(5,292,867)	(334,887)	(109,935)	161,841	(543,007)	90,430
(926,753)	249,826	146,896	4,144	225,610	(23,834)
(5,882,187)	(21,251)	64,598	182,328	(255,364)	90,532

(324,106)		(25,550)		(43,750)
	(57,601)		(16,820)		(24,840)
	—		(34,481)		—
—	(6,980)	—	—	—	—
(324,106)	(64,581)	(25,550)	(51,301)	(43,750)	(24,840)

40,494,178	3,884,097	7,921,843	3,162,766	14,840,691	1,060,685
(25,985,088)	(1,870,330)	(4,699,347)	(3,162,395)	(6,650,460)	(2,051,302)
14,509,090	2,013,767	3,222,496	371	8,190,231	(990,617)
8,302,797	1,927,935	3,261,544	131,398	7,891,117	(924,925)

3,990,796	2,062,861	2,113,961	1,982,563	1,043,090	1,968,015
$12,293,593	$3,990,796	$5,375,505	$2,113,961	$8,934,207	$1,043,090
	$152		$8		$1,169

200,002	100,002	100,002	100,002	50,002	100,002
1,700,000	200,000	350,000	150,000	650,000	50,000
(1,250,000)	(100,000)	(200,000)	(150,000)	(300,000)	(100,000)
650,002	200,002	250,002	100,002	400,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2019	Year Ended 3/31/2018
OPERATIONS:
Net investment income (loss)	$ 261,018	$ 140,548	$ 41,698	$ 38,537
Net realized gain (loss)	(1,118,345)	5,002,026	(105,880)	396,767
Net change in unrealized appreciation (depreciation)	(1,466,467)	1,002,287	(4,821)	(58,729)
Net increase (decrease) in net assets resulting from operations	(2,323,794)	6,144,861	(69,003)	376,575
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(228,505)		(40,176)
Net investment income		(138,170)		(39,390)
Net realized gain		—		—
Return of capital	—	—	—	—
Total distributions to shareholders	(228,505)	(138,170)	(40,176)	(39,390)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,028,462	49,628,748	—	4,902,459
Cost of shares redeemed	(33,481,492)	(23,413,057)	(1,297,832)	(3,777,128)
Net increase (decrease) in net assets resulting from shareholder transactions	(14,453,030)	26,215,691	(1,297,832)	1,125,331
Total increase (decrease) in net assets	(17,005,329)	32,222,382	(1,407,011)	1,462,516
NET ASSETS:
Beginning of period	47,246,860	15,024,478	3,740,274	2,277,758
End of period	$30,241,531	$47,246,860	$2,333,263	$3,740,274
Accumulated net investment income (loss) at end of period		$5,014		$870
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,450,002	600,002	150,002	100,002
Shares sold	600,000	1,600,000	—	200,000
Shares redeemed	(1,100,000)	(750,000)	(50,000)	(150,000)
Shares outstanding, end of period	950,002	1,450,002	100,002	150,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Year Ended March 31,		Period Ended 3/31/2017 (a)
	2019	2018
Net asset value, beginning of period	$ 29.50	$ 25.94	$ 20.01
Income from investment operations:
Net investment income (loss)	0.84	0.40	0.07
Net realized and unrealized gain (loss)	(5.14)	3.56	5.91
Total from investment operations	(4.30)	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.79)	(0.40)	(0.05)
Net asset value, end of period	$24.41	$29.50	$25.94
Total return (b)	(14.49)%	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 168,447	$ 1,314,444	$ 1,027,400
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.83%	1.47%	4.05% (c)
Portfolio turnover rate (d)	87%	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended March 31,		Period Ended 3/31/2017 (a)
	2019	2018
Net asset value, beginning of period	$ 19.71	$ 20.63	$ 19.96
Income from investment operations:
Net investment income (loss)	0.27	0.35	0.14
Net realized and unrealized gain (loss)	0.33	(0.95)	0.64
Total from investment operations	0.60	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.32)	(0.11)
Net asset value, end of period	$20.06	$19.71	$20.63
Total return (b)	3.13%	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,006	$ 985	$ 5,158
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.55%	1.53%	1.58% (c)
Portfolio turnover rate (d)	108%	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Year Ended March 31,		Period Ended 3/31/2017 (a)
	2019	2018
Net asset value, beginning of period	$ 19.95	$ 20.63	$ 19.84
Income from investment operations:
Net investment income (loss)	0.41	0.36	0.14
Net realized and unrealized gain (loss)	(1.06)	(0.67)	0.80
Total from investment operations	(0.65)	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.33)	(0.15)
Return of capital	—	(0.04)	—
Total distributions	(0.39)	(0.37)	(0.15)
Net asset value, end of period	$18.91	$19.95	$20.63
Total return (b)	(3.27)%	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,294	$ 3,991	$ 2,063
Ratio of total expenses to average net assets	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	1.69%	1.96%	1.30% (c)
Portfolio turnover rate (e)	126%	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Year Ended March 31,		Period Ended 3/31/2017 (a)
	2019	2018
Net asset value, beginning of period	$ 21.14	$ 19.83	$ 20.12
Income from investment operations:
Net investment income (loss)	0.13	0.17	0.06
Net realized and unrealized gain (loss)	0.35	1.65	(0.28)
Total from investment operations	0.48	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.17)	(0.06)
Net realized gain	—	(0.34)	(0.01)
Total distributions	(0.12)	(0.51)	(0.07)
Net asset value, end of period	$21.50	$21.14	$19.83
Total return (b)	2.30%	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,376	$ 2,114	$ 1,983
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	0.69%	0.80%	0.64% (c)
Portfolio turnover rate (d)	107%	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Year Ended March 31,		Period Ended 3/31/2017 (a)
	2019	2018
Net asset value, beginning of period	$ 20.86	$ 19.68	$ 19.90
Income from investment operations:
Net investment income (loss)	0.21	0.31	0.15
Net realized and unrealized gain (loss)	1.45	1.18	(0.24)
Total from investment operations	1.66	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.31)	(0.13)
Net asset value, end of period	$22.34	$20.86	$19.68
Total return (b)	7.98%	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,934	$ 1,043	$ 1,968
Ratio of total expenses to average net assets	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	1.41%	1.54%	1.44% (c)
Portfolio turnover rate (e)	127%	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Year Ended March 31,		Period Ended 3/31/2017 (a)
	2019	2018
Net asset value, beginning of period	$ 32.58	$ 25.04	$ 19.93
Income from investment operations:
Net investment income (loss)	0.25	0.14	0.05
Net realized and unrealized gain (loss)	(0.79)	7.54	5.11
Total from investment operations	(0.54)	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.14)	(0.05)
Net realized gain	—	—	(0.00) (b)
Total distributions	(0.21)	(0.14)	(0.05)
Net asset value, end of period	$31.83	$32.58	$25.04
Total return (c)	(1.62)%	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 30,242	$ 47,247	$ 15,024
Ratio of total expenses to average net assets	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.78%	0.55%	0.66% (d)
Portfolio turnover rate (e)	94%	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended March 31,		Period Ended 3/31/2017 (a)
	2019	2018
Net asset value, beginning of period	$ 24.93	$ 22.78	$ 19.94
Income from investment operations:
Net investment income (loss)	0.35	0.32	0.14
Net realized and unrealized gain (loss)	(1.62)	2.16	2.84
Total from investment operations	(1.27)	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.33)	(0.14)
Net realized gain	—	—	(0.00) (b)
Total distributions	(0.33)	(0.33)	(0.14)
Net asset value, end of period	$23.33	$24.93	$22.78
Total return (c)	(5.11)%	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,333	$ 3,740	$ 2,278
Ratio of total expenses to average net assets	0.60%	0.60%	0.61% (d) (e)
Ratio of net investment income (loss) to average net assets	1.38%	1.27%	1.22% (d)
Portfolio turnover rate (f)	108%	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2019
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the seven funds listed below, each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which each Fund invests, or in certain circumstances, for cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 14,689,357	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	14,971	—	—
First Trust Nasdaq Oil & Gas ETF	324,106	—	—
First Trust Nasdaq Pharmaceuticals ETF	25,550	—	—
First Trust Nasdaq Retail ETF	43,750	—	—
First Trust Nasdaq Semiconductor ETF	228,505	—	—
First Trust Nasdaq Transportation ETF	40,176	—	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 16,535,231	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	50,991	—	—
First Trust Nasdaq Oil & Gas ETF	57,601	—	6,980
First Trust Nasdaq Pharmaceuticals ETF	51,301	—	—
First Trust Nasdaq Retail ETF	24,840	—	—
First Trust Nasdaq Semiconductor ETF	138,170	—	—
First Trust Nasdaq Transportation ETF	39,390	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
As of March 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 422,720	$ (41,712,279)	$ (25,425,247)
First Trust Nasdaq Food & Beverage ETF	2,284	(303,974)	116,280
First Trust Nasdaq Oil & Gas ETF	5,879	(4,834,458)	(743,408)
First Trust Nasdaq Pharmaceuticals ETF	2,095	(658,453)	4,621
First Trust Nasdaq Retail ETF	19,452	(756,240)	91,894
First Trust Nasdaq Semiconductor ETF	32,513	(3,679,828)	(180,274)
First Trust Nasdaq Transportation ETF	82	(370,875)	(33,530)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018 and 2019 remain open to federal and state audit. As of March 31, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2019, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Capital Loss Available
First Trust Nasdaq Bank ETF	$ 41,712,279
First Trust Nasdaq Food & Beverage ETF	303,974
First Trust Nasdaq Oil & Gas ETF	4,834,458
First Trust Nasdaq Pharmaceuticals ETF	658,453
First Trust Nasdaq Retail ETF	756,240
First Trust Nasdaq Semiconductor ETF	3,679,828
First Trust Nasdaq Transportation ETF	370,875
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2019, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
First Trust Nasdaq Bank ETF	$ —	$ (51,221,986)	$ 51,221,986
First Trust Nasdaq Food & Beverage ETF	(307)	307	—
First Trust Nasdaq Oil & Gas ETF	(6,612)	872,095	(865,483)
First Trust Nasdaq Pharmaceuticals ETF	—	(357,075)	357,075
First Trust Nasdaq Retail ETF	—	(121,325)	121,325
First Trust Nasdaq Semiconductor ETF	(5,014)	(2,636,562)	2,641,576
First Trust Nasdaq Transportation ETF	(2,310)	(130,224)	132,534
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
F. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 663,467,537	$ 664,647,119
First Trust Nasdaq Food & Beverage ETF	1,212,830	1,210,972
First Trust Nasdaq Oil & Gas ETF	24,387,047	24,357,477
First Trust Nasdaq Pharmaceuticals ETF	4,179,875	4,194,605
First Trust Nasdaq Retail ETF	5,658,272	5,677,916
First Trust Nasdaq Semiconductor ETF	31,764,728	31,832,904
First Trust Nasdaq Transportation ETF	3,257,730	3,249,243

For the fiscal year ended March 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 353,139,822	$ 1,385,343,586
First Trust Nasdaq Food & Beverage ETF	946,827	—
First Trust Nasdaq Oil & Gas ETF	40,390,823	25,906,282
First Trust Nasdaq Pharmaceuticals ETF	7,908,169	4,669,415
First Trust Nasdaq Retail ETF	14,807,314	6,606,925
First Trust Nasdaq Semiconductor ETF	18,997,932	33,443,040
First Trust Nasdaq Transportation ETF	—	1,296,737
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process or the extent that cash is used in lieu of securities to purchase Creation Units.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
and is based on the composition of the securities included in each Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The Redemption Transaction Fee is currently $500. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
On August 28, 2018, Nasdaq, Inc., the independent Index Provider, determined the need to enact an interim rebalance of the indexes in accordance with its methodology guidelines of ensuring Index integrity. The interim rebalance was completed prior to market open on August 31, 2018, and each Fund’s portfolio was promptly adjusted to reflect the Index share and component changes instituted by such rebalance to allow each Fund to continue to track its index.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Exchange-Traded Fund VI (the “Trust”), comprising the First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF, and First Trust Nasdaq Transportation ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VI, as of March 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2019 and 2018 and for the period from September 20, 2016 (commencement of operations) through March 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above included in First Trust Exchange-Traded Fund VI as of March 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2019 and 2018 and for the period from September 20, 2016 (commencement of operations) through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 23, 2019
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended March 31, 2019, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
For the taxable year ended March 31, 2019, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:
Qualified Dividend Income
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	163	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	163	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	163	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	163	Director of Covenant Transport, Inc. (May 2003 to May 2014)
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	163	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
May 2017

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI

Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Annual Report
For the Year Ended
March 31, 2019

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2019
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the twelve months ended March 31, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
Market volatility was the norm over the last twelve months. And despite the persistent volatility over the period, investors were shocked when December 2018 became the worst December for stocks since the Great Depression. The Dow Jones Industrial Average (“DJIA”) and MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500® Index posted a negative return in 2018, down 4.38%. During the fourth quarter of 2018, international equities outperformed U.S. equities. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points. Municipal securities ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. An interest rate rally in the last two months of the fourth quarter led to solid gains for municipal securities.
As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December’s low. The MSCI EAFE Index also trended upward, ending January up 6.57%. At the end of the first quarter, both the DJIA and the MSCI EAFE Index were up 11.81% and 10.15%, respectively. Municipal securities were steady at 1.57% at the end of the first quarter.
The Federal Reserve (the “Fed”) raised interest rates in September 2018 and again in December 2018 to a target range of 2.25-2.50%, for a total of four increases in 2018. The Fed had been expected to raise interest rates again in 2019, but they signaled in January that they would take a “patient” approach to interest rate increases. No interest rate increases are expected in 2019.
While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to talk about more equal trade. We continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2019
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
A semi-annual survey conducted by the National Association for Business Economics found that approximately 75% of its member panelists expect an economic recession in the U.S. by the end of 2021, according to its own release. While only 10% of those polled believe a recession will occur in 2019, 42% see it happening in 2020 and 25% expect one in 2021. The remaining members either expressed no opinion or said that the next recession will arrive after 2021. If the U.S. economy continues to grow over the next two quarters, as we are forecasting, the current U.S. expansion that commenced in July 2009 will become the longest in U.S. history, supplanting the previous record from 1991-2001, according to Business Insider. In our opinion, we see no threat of a recession in the current climate.
The U.S. economy could benefit moving forward from the repatriation of overseas profits. The passage of the Tax Cuts and Jobs Act in December 2017 reduced the tax rate on repatriated foreign profits to 15.5% for cash holdings and 8.0% for more illiquid assets. Data from the Commerce Department indicates that U.S. companies repatriated $85.9 billion in the fourth quarter of 2018 (most recent), according to Reuters. In 2018, U.S. companies repatriated a record $664.9 billion, more than four times the $155.1 billion brought back in 2017 and more than double the previous record in 2005. Investment banks and think tanks estimate that U.S. companies have offshore cash holdings totaling $1.5 trillion to $2.5 trillion, according to Bloomberg. That is a lot of potential dry powder that can be used by companies in any number of ways, be it growth opportunities, including acquisitions, or enhancing shareholder value via stock buybacks and dividends, in our opinion.
Just a little over a year ago, on March 8, 2018, the Trump administration enacted new trade tariffs on steel and aluminum imports from the United States’ biggest trading partners. As a result, a serious trade battle ensued between the U.S. and China, the two largest economies on the globe. While the two countries have been in the process of negotiating a new trade agreement for several months, one has yet to be reached. Some economists, as well as the International Monetary Fund, have trimmed their global growth estimates in recent months due largely to the uncertainty over the near-term outlook on global trade. We believe that a new trade agreement between the U.S. and China would be paramount to fostering a more robust trade climate moving forward, which in turn could boost estimates on global growth.
Global Equities Markets
For the 12-month period ended March 31, 2019, the MSCI World ex USA and MSCI Emerging Markets indices posted total returns of -2.99% (USD) and -7.28% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 7.91% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The stronger U.S. dollar was largely responsible for the negative total return results from the two foreign stock indices, in our opinion. With respect to U.S. equities, the S&P 500® Index posted a total return of 9.50% over the past 12 months. Nine of the 11 sectors were up on a total return basis. The top-performers were Real Estate, Utilities and Information Technology, up 20.99%, 19.33% and 15.44%, respectively, while the worst results came from Financials and Materials, down 4.68% and 0.43%, respectively.
Investors funneled an estimated net $66.66 billion into U.S. Equity mutual funds and exchange-traded funds (ETFs) for the 12-month period ended March 31, 2019, more than double the $24.42 billion that went into International Equity mutual funds and ETFs, according to Morningstar. Investors continue to favor passive funds over active funds in a big way. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $217.16 billion in the period, compared to estimated net outflows totaling $150.50 billion. Active International Equity mutual funds and ETFs reported estimated net inflows totaling $94.56 billion, compared to estimated net outflows totaling $70.14 billion.
ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products (ETFs/ETPs) listed globally reached a record $5.40 trillion in March 2019, up 9.76% from $4.92 trillion at the close of March 2018, according to its own releases. March marked the 62nd consecutive month of net new cash inflows into ETFs/ETPs listed globally.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index.
The Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (6/20/17) to 3/31/19	Inception (6/20/17) to 3/31/19
Fund Performance
NAV	-1.71%	1.44%	2.58%
Market Price	-1.81%	1.65%	2.95%
Index Performance
Nasdaq Riskalyze Developed Markets Index	-0.07%	2.72%	4.88%
NASDAQ Developed Markets Ex-US Large Mid Cap Index	-3.31%	2.69%	4.83%
MSCI World ex USA Index	-2.99%	2.52%	4.52%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a net asset value (“NAV”) return of -1.71% during the period covered by this report. During the same period, the MSCI World ex USA Index (“benchmark”) generated a return of -2.99%. Japanese securities received the greatest allocation in the Fund over the period with a 16.9% allocation. The Fund’s holdings from Switzerland were the Fund’s top contributing securities with a 0.9% contribution, stemming from their 8.6% allocation and 10.2% return. The least contributing securities in the Fund were securities from Germany. They were given an 8.1% allocation in the Fund, returned -9.6%, and contributed -0.8% to the Fund’s return. The total currency effect over the period was -6.8%, primarily impacted by the Fund’s exposure to the Euro (-2.7% contribution) and the British Pound Sterling (-1.2% contribution). No single currency contributed positively to the Fund’s performance. On a relative basis, the Fund outperformed the benchmark. The primary cause of the outperformance is attributable to the Fund outperforming the benchmark among Japanese securities by 5.9%, creating 1.3% of relative outperformance. The benchmark did not have any exposure to the relatively poor performing South Korean securities, which created -0.4% of relative drag against the benchmark.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Financials	16.8%
Industrials	14.3
Real Estate	13.4
Consumer Staples	13.2
Consumer Discretionary	11.2
Health Care	9.3
Information Technology	5.6
Communication Services	5.5
Materials	5.1
Utilities	3.2
Energy	2.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Diageo PLC	3.3%
Mazda Motor Corp.	2.9
Nissan Motor Co., Ltd.	2.7
Roche Holding AG	1.9
Novartis AG	1.8
AstraZeneca PLC	1.6
Croda International PLC	1.6
NTT DOCOMO, Inc.	1.5
SAP SE	1.1
NEC Corp.	1.0
Total	19.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	134	51	0	0
4/1/18 – 3/31/19	180	13	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	10	0	0	0
4/1/18 – 3/31/19	58	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index.
The Index is designed to select low volatility emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (6/20/17) to 3/31/19	Inception (6/20/17) to 3/31/19
Fund Performance
NAV	-4.48%	4.50%	8.15%
Market Price	-4.60%	4.82%	8.74%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	-1.95%	6.49%	11.83%
NASDAQ Emerging Markets Large Mid Cap Index	-3.44%	7.81%	14.30%
MSCI Emerging Markets Index	-7.28%	5.17%	9.39%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of -4.48% during the period covered by this report. During the same period, the MSCI Emerging Markets Index (“benchmark”) generated a return of -7.28%. Chinese securities received the greatest allocation in the Fund over the period with a 21.3% allocation. The Fund’s holdings from India were the Fund’s top contributing securities with a 1.2% contribution, stemming from their 18.1% allocation and 9.6% return. The least contributing securities in the Fund were securities from South Africa. They were given a 7.9% allocation in the Fund, returned -21.6%, and contributed -2.0% to the Fund’s return. The total currency effect over the period was -7.1%, primarily impacted by the Fund’s exposure to the South African Rand (-1.6% contribution) and the Indian Rupee (-1.3% contribution). No single currency contributed positively to the Fund’s performance. On a relative basis, the Fund outperformed the benchmark. The primary cause of the outperformance is attributable to the Fund outperforming the benchmark among Chinese securities by 12.0%, creating 2.6% of relative outperformance. The Fund underperformed the benchmark by -3.6% among South African securities creating -0.6% of relative drag.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	34.7%
Information Technology	13.2
Energy	11.0
Consumer Staples	8.6
Materials	7.4
Industrials	7.2
Communication Services	5.7
Consumer Discretionary	5.0
Utilities	3.3
Real Estate	2.9
Health Care	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Lenovo Group Ltd.	3.6%
Taiwan High Speed Rail Corp.	2.9
WPG Holdings Ltd.	2.5
Reliance Industries Ltd.	2.3
Inventec Corp.	2.2
Asustek Computer, Inc.	2.2
Cosan S.A.	1.8
China Petroleum & Chemical Corp., Class H	1.8
RBL Bank Ltd.	1.6
Kotak Mahindra Bank Ltd.	1.4
Total	22.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	110	50	5	0
4/1/18 – 3/31/19	67	97	40	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	23	5	2	0
4/1/18 – 3/31/19	37	9	1	0

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (6/20/17) to 3/31/19	Inception (6/20/17) to 3/31/19
Fund Performance
NAV	4.45%	7.87%	14.41%
Market Price	4.58%	8.00%	14.67%
Index Performance
Nasdaq Riskalyze US Large Cap Index	5.07%	8.50%	15.62%
Nasdaq US 500 Large Cap Index(1)	9.34%	11.04%	20.46%
S&P 500® Index(1)	9.50%	11.03%	20.45%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 4.45% during the period covered by this report. During the same period, the Nasdaq US 500 Large Cap Index (“benchmark”) generated a return of 9.34%. Information Technology was the most heavily weighted sector in the Fund with a 21.9% allocation. This sector is also the one that contributed the most to the Fund’s total return, with 1.7% contribution over the period. Meanwhile, the most negatively contributing sector was Financials with a 12.8% weight in the Fund, -6.0% performance, and -0.8% contribution to portfolio return. On a relative basis, the Fund underperformed the benchmark. This came most noticeably from the selection of specific Information Technology companies. This sector carried a similar weight in the Fund and the benchmark (21.9% versus 21.6%), but the Information Technology companies in the Fund performed at 7.3% during the period while those in the benchmark returned 17.8%, resulting in -2.0% underperformance for the Fund versus the benchmark. The Fund slightly made up for this by having a greater allocation to Real Estate, which performed well, gaining for the Fund 0.3% outperformance versus the benchmark.

(1)	Beginning with this annual report and consistent with the Fund’s return objective, the Nasdaq US 500 Large Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The S&P 500® Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze US Large Cap Index, the Fund’s underlying index, is derived from the Nasdaq US 500 Large Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, Nasdaq US 500 Large Cap Index, going forward. The S&P 500® Index is reflected above for additional performance comparison purposes.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	23.2%
Health Care	14.9
Financials	12.2
Consumer Discretionary	11.2
Industrials	10.9
Consumer Staples	6.8
Energy	5.6
Real Estate	5.2
Communication Services	3.9
Utilities	3.2
Materials	2.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Xilinx, Inc.	0.8%
AT&T, Inc.	0.7
SS&C Technologies Holdings, Inc.	0.7
Verizon Communications, Inc.	0.7
NVIDIA Corp.	0.7
KLA-Tencor Corp.	0.7
Intuit, Inc.	0.7
Lam Research Corp.	0.7
Western Digital Corp.	0.7
Cisco Systems, Inc.	0.6
Total	7.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	189	0	0	0
4/1/18 – 3/31/19	221	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	6	0	0	0
4/1/18 – 3/31/19	24	1	1	0

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (6/20/17) to 3/31/19	Inception (6/20/17) to 3/31/19
Fund Performance
NAV	2.16%	5.71%	10.37%
Market Price	2.21%	5.76%	10.47%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	2.76%	6.35%	11.56%
Nasdaq US 600 Mid Cap Index(1)	5.48%	9.47%	17.45%
S&P MidCap 400® Index(1)	2.59%	6.47%	11.79%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 2.16% during the period covered by this report. During the same period, the Nasdaq US 600 Mid Cap Index (“benchmark”) generated a return of 5.48%. The Financials sector was the most heavily weighted sector in the Fund during the period, with a weight of 16.3%. The most positively contributing sector was Real Estate, with a 1.8% contribution to the Fund’s total return. The sector with the greatest drag on the portfolio was the Energy sector with a -0.6% contribution to the Fund’s total return. On a relative basis, the Fund underperformed the benchmark. Much of this underperformance came from investments in Information Technology. Investments in this sector caused -2.5% underperformance in the Fund versus the benchmark. The heavily-weighted Financials sector also generated the most outperformance versus the benchmark, with 0.4% outperformance attributable to this sector.

(1)	Beginning with this annual report and consistent with the Fund’s return objective, the Nasdaq US 600 Mid Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The S&P MidCap 400® Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze US Mid Cap Index, the Fund’s underlying index, is derived from the Nasdaq US 600 Mid Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, Nasdaq US 600 Mid Cap Index, going forward. The S&P MidCap 400® Index is reflected above for additional performance comparison purposes.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Financials	17.9%
Information Technology	16.5
Industrials	16.1
Consumer Discretionary	12.0
Real Estate	11.6
Health Care	8.0
Materials	6.0
Utilities	4.4
Energy	3.3
Communication Services	2.4
Consumer Staples	1.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Bio-Techne Corp.	1.5%
Bruker Corp.	1.4
Hill-Rom Holdings, Inc.	1.3
West Pharmaceutical Services, Inc.	1.2
Encompass Health Corp.	1.0
Cantel Medical Corp.	1.0
MKS Instruments, Inc.	1.0
Pegasystems, Inc.	0.9
Healthcare Services Group, Inc.	0.9
Entegris, Inc.	0.8
Total	11.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	173	0	0	0
4/1/18 – 3/31/19	237	5	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	22	0	0	0
4/1/18 – 3/31/19	8	1	0	0

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (6/20/17) to 3/31/19	Inception (6/20/17) to 3/31/19
Fund Performance
NAV	1.78%	5.06%	9.17%
Market Price	2.02%	5.25%	9.53%
Index Performance
Nasdaq Riskalyze US Small Cap Index	2.42%	5.74%	10.43%
Nasdaq US 700 Small Cap Index(1)	4.34%	8.01%	14.69%
S&P SmallCap 600® Index(1)	1.57%	7.54%	13.80%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 1.78% during the period covered by this report. During the same period, the Nasdaq US 700 Small Cap Index (“benchmark”) generated a return of 4.34%. Industrials carried a 19% weight in the Fund, representing the largest allocation of any sector. The Industrials performance was -3.7%, contributing -0.6% to the Fund’s total performance. The most negatively contributing sector was Information Technology which caused a -1.0% drag on the Fund’s portfolio. The Health Care sector was the best performing sector for the Fund during the period, with contribution to Fund performance of 0.9%. On a relative basis, the Fund underperformed the benchmark. The Health Care sector contributed the most to outperformance, earning 0.6% against the benchmark. Meanwhile, the Information Technology sector contributed the most to underperformance of the Fund, with -3.1% contribution to underperformance versus the benchmark.

(1)	Beginning with this annual report and consistent with the Fund’s return objective, the Nasdaq US 700 Small Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The S&P SmallCap 600® Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze US Small Cap Index, the Fund’s underlying index, is derived from the Nasdaq US 700 Small Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, Nasdaq US 700 Small Cap Index, going forward. The S&P SmallCap 600® Index is reflected above for additional performance comparison purposes.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Investments
Industrials	20.0%
Financials	15.2
Health Care	14.4
Consumer Discretionary	11.5
Information Technology	10.9
Real Estate	8.9
Energy	4.6
Materials	4.5
Communication Services	3.9
Consumer Staples	3.8
Utilities	2.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Ensign Group (The), Inc.	2.2%
CONMED Corp.	2.2
Atrion Corp.	2.0
Patterson Cos., Inc.	1.9
US Physical Therapy, Inc.	1.7
Luminex Corp.	1.7
National HealthCare Corp.	1.6
Owens & Minor, Inc.	1.1
Nabors Industries Ltd.	1.0
Plantronics, Inc.	1.0
Total	16.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	163	0	0	0
4/1/18 – 3/31/19	233	5	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	32	0	0	0
4/1/18 – 3/31/19	11	1	0	0

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index.
The Index is designed to select dividend-paying US securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/19	Inception (6/20/17) to 3/31/19	Inception (6/20/17) to 3/31/19
Fund Performance
NAV	6.64%	8.27%	15.17%
Market Price	6.54%	8.27%	15.17%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	7.24%	8.86%	16.29%
Nasdaq US 500 Large Cap Index(1)	9.34%	11.04%	20.46%
S&P 500® Index(1)	9.50%	11.03%	20.45%
(See Notes to Fund Performance Overview Page 16.)
Performance Review
The Fund generated a NAV return of 6.64% during the period covered by this report. During the same period, the Nasdaq US 500 Large Cap Index (“benchmark”) generated a return of 9.34%. The most heavily weighted sector in the Fund during the period was Information Technology. Coming in at 19.2% of the Fund, these companies had a performance of 7.7%, contributing 1.6% to the Fund’s total return. The sector with the greatest contribution to Fund return was Real Estate with 10.3% weight in the Fund and 2.2% contribution to the Fund’s total return. The sector with the most negative hit to Fund performance was Materials which contributed to -0.4% of Fund’s return over the period. On a relative basis, the Fund underperformed the benchmark. Much of this relative underperformance is attributable to selection of specific securities in the Information Technology sector. This sector carried 19.2% weight in the Fund and 21.3% in the benchmark, but the returns of the securities in this sector differed greatly between the portfolio and its benchmark. Information Technology companies in the Fund had a performance of 7.7% while Information Technology companies in the benchmark returned 17.8%. Combining relative weight and performance, this sector contributed to -1.9% underperformance against the benchmark. The Fund’s holdings among the Real Estate sector generated 1.0% outperformance in the Fund, relative to the benchmark, during the period.

(1)	Beginning with this annual report and consistent with the Fund’s return objective, the Nasdaq US 500 Large Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The S&P 500® Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze US Large Cap Index, the Fund’s underlying index, is derived from the Nasdaq US 500 Large Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, Nasdaq US 500 Large Cap Index, going forward. The S&P 500® Index is reflected above for additional performance comparison purposes.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	22.1%
Health Care	14.1
Consumer Discretionary	11.8
Industrials	11.1
Financials	10.7
Real Estate	7.5
Consumer Staples	7.4
Energy	5.7
Communication Services	3.4
Utilities	3.3
Materials	2.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Seagate Technology PLC	2.3%
Western Digital Corp.	2.0
International Business Machines Corp.	1.9
Gilead Sciences, Inc.	1.5
AbbVie, Inc.	1.5
Pfizer, Inc.	1.2
QUALCOMM, Inc.	1.2
KLA-Tencor Corp.	1.2
Johnson & Johnson	1.2
Bristol-Myers Squibb Co.	1.1
Total	15.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	190	0	0	0
4/1/18 – 3/31/19	175	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	5	0	0	0
4/1/18 – 3/31/19	68	4	1	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2019 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$989.50	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$1,042.90	0.75%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$975.50	0.60%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$959.40	0.60%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$919.00	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$983.10	0.50%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2018 through March 31, 2019), multiplied by 182/365 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 90.0%
	Australia – 3.7%
1,006	ASX Ltd.	$49,887
2,272	Australia & New Zealand Banking Group Ltd.	41,992
4,841	Brambles Ltd.	40,423
3,188	Coca-Cola Amatil Ltd.	19,580
897	Commonwealth Bank of Australia	44,992
6,033	Crown Resorts Ltd.	49,306
8,890	Insurance Australia Group Ltd.	48,479
508	Macquarie Group Ltd.	46,683
22,003	Medibank Pvt Ltd.	43,120
2,302	National Australia Bank Ltd.	41,305
5,758	QBE Insurance Group Ltd.	50,329
8,771	Sonic Healthcare Ltd.	152,956
4,428	Suncorp Group Ltd.	43,326
7,658	Sydney Airport	40,401
4,703	Transurban Group	44,080
2,417	Wesfarmers Ltd.	59,466
2,292	Westpac Banking Corp.	42,183
2,941	Woolworths Group Ltd.	63,483
		921,991
	Austria – 0.2%
115	ams AG	3,102
147	ANDRITZ AG	6,306
386	Erste Group Bank AG	14,185
263	OMV AG	14,270
556	Raiffeisen Bank International AG	12,480
230	voestalpine AG	6,984
		57,327
	Belgium – 1.2%
532	Ageas	25,661
1,642	Anheuser-Busch InBev S.A./N.V.	137,702
101	Colruyt S.A.	7,466
273	Groupe Bruxelles Lambert S.A.	26,526
385	KBC Group N.V.	26,897
29	Melexis N.V.	1,755
254	Proximus S.A.D.P.	7,325
147	Solvay S.A.	15,893
113	Telenet Group Holding N.V.	5,435
231	UCB S.A.	19,839
353	Umicore S.A.	15,677
		290,176
	Bermuda – 0.5%
3,000	CK Infrastructure Holdings Ltd.	24,631
3,000	Hongkong Land Holdings Ltd.	21,330
200	Jardine Matheson Holdings Ltd.	12,472
10,500	Kerry Properties Ltd.	46,883
20,000	Shangri-La Asia Ltd.	28,433
		133,749
	Canada – 5.4%
882	Bank of Montreal	65,994
1,220	Bank of Nova Scotia (The)	64,946
Shares	Description	Value

	Canada (Continued)
1,128	BCE, Inc.	$50,088
776	Canadian Imperial Bank of Commerce	61,321
592	Canadian Utilities Ltd., Class A	16,161
1,186	CGI, Inc. (b)	81,534
468	Emera, Inc.	17,500
4,819	First Capital Realty, Inc.	77,170
449	Fortis, Inc.	16,595
1,323	George Weston Ltd.	95,130
2,996	Great-West Lifeco, Inc.	72,549
958	Hydro One Ltd. (c)	14,882
875	Intact Financial Corp.	74,041
2,426	Loblaw Cos., Ltd.	119,671
1,457	National Bank of Canada	65,755
3,349	Power Corp. of Canada	78,089
3,173	Power Financial Corp.	74,128
889	Rogers Communications, Inc., Class B	47,811
907	Royal Bank of Canada	68,428
1,830	Sun Life Financial, Inc.	70,305
1,240	TELUS Corp.	45,894
1,197	Toronto-Dominion Bank (The)	64,958
		1,342,950
	Cayman Islands – 0.5%
500	ASM Pacific Technology Ltd.	5,576
5,000	CK Asset Holdings Ltd.	44,459
3,242	CK Hutchison Holdings Ltd.	34,052
6,567	Sands China Ltd.	33,002
		117,089
	Denmark – 1.8%
1,205	Ambu A.S., Class B	31,884
11	AP Moller - Maersk A.S., Class B	13,953
117	Carlsberg A.S., Class B	14,612
285	Chr Hansen Holding A.S.	28,888
283	Coloplast A.S., Class B	31,049
455	Danske Bank A.S.	7,985
770	Demant A.S. (b)	22,769
307	Dfds A.S.	12,704
167	DSV A.S.	13,811
184	Genmab A.S. (b)	31,932
594	GN Store Nord A.S.	27,579
470	H Lundbeck A.S.	20,338
430	ISS A.S.	13,083
247	Jyske Bank A.S.	9,542
616	Novo Nordisk A.S., Class B	32,247
527	Novozymes A.S., Class B	24,230
238	Orsted A.S. (c)	18,038
226	Pandora A.S.	10,581
35	Rockwool International A.S., Class B	8,199
171	Royal Unibrew A.S.	12,615
66	SimCorp A.S.	6,372
261	Topdanmark A.S.	13,035

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
478	Tryg A.S.	$13,115
376	Vestas Wind Systems A.S.	31,637
		450,198
	Finland – 1.2%
276	Elisa OYJ	12,452
798	Fortum OYJ	16,319
512	Huhtamaki OYJ	19,051
125	Kesko OYJ, Class B	7,606
307	Kone OYJ, Class B	15,483
464	Metso OYJ	15,958
258	Neste OYJ	27,494
10,294	Nokia OYJ	58,591
221	Nokian Renkaat OYJ	7,398
2,343	Nordea Bank Abp	17,830
191	Orion Oyj, Class B	7,160
810	Sampo OYJ, Class A	36,717
1,527	Stora Enso OYJ, Class R	18,662
744	UPM-Kymmene OYJ	21,699
842	Wartsila OYJ Abp	13,587
		296,007
	France – 9.0%
4,409	Accor S.A.	178,593
895	Air Liquide S.A.	113,800
1,988	Alstom S.A.	86,124
3,442	Bureau Veritas SA	80,696
2,060	Cie de Saint-Gobain	74,662
3,347	CNP Assurances	73,663
2,016	Danone S.A.	155,339
796	Eiffage S.A.	76,487
3,023	Engie S.A.	45,033
618	EssilorLuxottica S.A.	67,508
236	Hermes International	155,716
1,220	Legrand S.A.	81,647
647	L’Oreal S.A.	174,040
3,501	Orange S.A.	56,945
707	Orpea	84,859
951	Pernod Ricard S.A.	170,685
1,029	Sanofi	90,888
471	Teleperformance	84,641
4,143	TOTAL S.A.	230,140
2,227	Veolia Environnement S.A.	49,788
933	Vinci S.A.	90,760
		2,222,014
	Germany – 8.6%
243	Allianz SE	54,048
689	BASF SE	50,647
1,385	Bayerische Motoren Werke AG	106,812
1,108	Beiersdorf AG	115,266
992	Brenntag AG	51,076
1,980	Daimler AG	116,051
404	Deutsche Boerse AG	51,799
2,873	Deutsche Post AG	93,461
6,829	Deutsche Telekom AG	113,336
Shares	Description	Value

	Germany (Continued)
1,127	Deutsche Wohnen SE	$54,652
1,708	Evonik Industries AG	46,519
1,159	Fraport AG Frankfurt Airport Services Worldwide	88,719
1,357	Fresenius Medical Care AG & Co., KGaA	109,447
383	Hannover Rueck SE	54,993
1,311	HeidelbergCement AG	94,355
1,065	Henkel AG & Co., KGaA (Preference Shares)	108,714
456	LEG Immobilien AG	55,986
1,350	Merck KGaA	153,935
244	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57,752
2,336	SAP SE	269,902
800	Siemens AG	86,097
671	Symrise AG	60,456
2,365	Uniper SE	71,338
1,107	Vonovia SE	57,395
		2,122,756
	Greece – 0.0%
449	Hellenic Telecommunications Organization S.A.	6,014
	Hong Kong – 2.7%
4,000	AIA Group Ltd.	39,822
9,600	Bank of East Asia (The) Ltd.	31,185
2,045	CLP Holdings Ltd.	23,706
18,000	Hang Lung Properties Ltd.	43,934
1,300	Hang Seng Bank Ltd.	32,078
7,500	Henderson Land Development Co., Ltd.	47,675
11,909	Hong Kong & China Gas Co., Ltd.	28,551
1,280	Hong Kong Exchanges & Clearing Ltd.	44,613
5,455	MTR Corp., Ltd.	33,773
26,240	New World Development Co., Ltd.	43,522
3,500	Power Assets Holdings Ltd.	24,277
21,818	Sino Land Co., Ltd.	42,191
2,500	Sun Hung Kai Properties Ltd.	42,898
3,624	Swire Pacific Ltd., Class A	46,628
8,500	Techtronic Industries Co., Ltd.	57,118
13,000	Wharf Holdings (The) Ltd.	39,249
5,909	Wheelock & Co., Ltd.	43,283
		664,503
	Ireland – 0.6%
1,701	Bank of Ireland Group PLC	10,132
779	CRH PLC	24,162
1,003	Glanbia PLC	19,622
156	Kerry Group PLC, Class A	17,412
548	Kingspan Group PLC	25,363

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
1,961	Ryanair Holdings PLC (b)	$25,660
646	Smurfit Kappa Group PLC	18,029
		140,380
	Israel – 0.4%
1,566	Bank Hapoalim BM	10,359
1,739	Bank Leumi Le-Israel BM	11,351
42	Elbit Systems Ltd.	5,417
1,288	Israel Chemicals Ltd.	6,694
3,439	Israel Discount Bank Ltd., Class A	11,862
655	Mizrahi Tefahot Bank Ltd.	13,451
111	Nice, Ltd. (b)	13,072
1,867	Teva Pharmaceutical Industries Ltd. (b)	29,039
		101,245
	Italy – 2.3%
11,344	A2A S.p.A.	20,697
90	Amplifon S.p.A.	1,752
1,563	Assicurazioni Generali S.p.A.	28,929
3,969	Banca Mediolanum S.p.A.	28,116
648	Brembo S.p.A.	7,349
1,051	Buzzi Unicem S.p.A	21,498
997	Davide Campari-Milano S.p.A.	9,786
20	DiaSorin S.p.A.	2,012
3,844	Enel S.p.A.	24,596
2,909	Eni S.p.A.	51,408
2,020	FinecoBank Banca Fineco S.p.A.	26,568
6,323	Hera S.p.A.	22,867
10,567	Intesa Sanpaolo S.p.A.	25,734
3,628	Italgas S.p.A.	22,400
2,703	Mediobanca Banca di Credito Finanziario S.p.A.	28,083
197	Moncler S.p.A.	7,938
3,379	Poste Italiane S.p.A. (c)	32,870
936	Prysmian S.p.A.	17,708
354	Salvatore Ferragamo S.p.A	7,593
13,208	Snam S.p.A.	67,843
44,273	Telecom Italia S.p.A. (b)	27,533
3,686	Terna Rete Elettrica Nazionale S.p.A	23,353
1,794	UniCredit S.p.A.	22,998
11,457	UnipolSai Assicurazioni S.p.A.	30,896
		560,527
	Japan – 13.9%
4,900	ANA Holdings, Inc.	179,456
2,200	Aozora Bank Ltd.	54,310
6,200	Canon, Inc.	179,740
10,700	Chugoku Electric Power (The) Co., Inc.	133,328
4,800	Japan Airlines Co., Ltd.	168,864
6,700	Japan Post Bank Co., Ltd.	73,088
6,700	Japan Post Holdings Co., Ltd.	78,347
Shares	Description	Value

	Japan (Continued)
4,260	Kintetsu Group Holdings Co., Ltd.	$198,336
5,600	Kyushu Railway Co.	183,921
62,800	Mazda Motor Corp.	701,776
45,700	Mizuho Financial Group, Inc.	70,634
7,100	NEC Corp.	239,913
80,500	Nissan Motor Co., Ltd.	659,660
16,800	NTT DOCOMO, Inc.	371,607
3,800	Seven & i Holdings Co., Ltd.	143,181
		3,436,161
	Jersey – 0.6%
3,464	Experian PLC	93,798
1,048	Ferguson PLC	66,665
		160,463
	Luxembourg – 0.5%
456	APERAM S.A.	12,987
673	ArcelorMittal	13,633
2,087	Grand City Properties S.A.	50,334
322	Millicom International Cellular S.A.	19,551
1,316	Subsea 7 S.A.	16,280
		112,785
	Netherlands – 3.7%
154	Aalberts Industries N.V.	5,326
1,650	ABN AMRO Group N.V. (c)	37,203
6,923	Aegon N.V.	33,269
238	Akzo Nobel N.V.	21,088
1,362	ASM International N.V.	73,794
377	ASML Holding N.V.	70,709
942	ASR Nederland N.V.	39,203
208	Boskalis Westminster	5,378
403	EXOR N.V.	26,175
848	Heineken Holding N.V.	84,946
819	Heineken N.V.	86,432
268	IMCD N.V.	20,398
3,459	ING Groep N.V.	41,843
1,758	Koninklijke Ahold Delhaize N.V.	46,787
197	Koninklijke DSM N.V.	21,471
7,511	Koninklijke KPN N.V.	23,810
1,790	Koninklijke Philips N.V.	72,918
132	Koninklijke Vopak N.V.	6,317
1,007	NN Group N.V.	41,829
655	OCI N.V. (b)	18,001
123	Randstad N.V.	5,998
253	Signify N.V. (c)	6,769
1,379	Unilever N.V.	80,098
647	Wolters Kluwer N.V.	44,054
		913,816
	New Zealand – 0.2%
1,182	a2 Milk Co., Ltd. (b)	11,519
1,560	Auckland International Airport Ltd.	8,648

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	New Zealand (Continued)
1,705	Fisher & Paykel Healthcare Corp., Ltd.	$18,229
1,742	Fletcher Building Ltd.	5,872
3,129	Spark New Zealand Ltd.	8,097
		52,365
	Norway – 0.7%
133	Aker ASA, Class A	10,147
457	Aker BP ASA	16,267
571	DNB ASA	10,513
690	Equinor ASA	15,159
712	Gjensidige Forsikring ASA	12,300
1,070	Leroy Seafood Group ASA	7,761
377	Mowi ASA	8,414
2,418	Norsk Hydro ASA	9,798
1,033	Orkla ASA	7,929
175	Salmar ASA	8,396
327	Schibsted ASA, Class A	12,837
1,344	Storebrand ASA	10,462
1,115	Telenor ASA	22,326
476	TGS NOPEC Geophysical Co., ASA	12,986
296	Yara International ASA	12,108
		177,403
	Portugal – 0.1%
14,684	Banco Comercial Portugues S.A., Class R (b)	3,793
851	Galp Energia SGPS S.A.	13,632
450	Jeronimo Martins SGPS S.A.	6,638
		24,063
	Singapore – 1.1%
8,000	CapitaLand Ltd.	21,546
3,000	City Developments Ltd.	20,033
3,600	ComfortDelGro Corp., Ltd.	6,827
1,000	DBS Group Holdings Ltd.	18,617
8,300	Genting Singapore Ltd.	6,369
300	Jardine Cycle & Carriage Ltd.	7,192
2,400	Keppel Corp., Ltd.	11,015
2,400	Oversea-Chinese Banking Corp., Ltd.	19,568
3,300	SATS Ltd.	12,443
1,700	Sembcorp Industries Ltd.	3,199
900	Singapore Airlines Ltd.	6,415
3,700	Singapore Exchange Ltd.	19,957
4,800	Singapore Technologies Engineering Ltd.	13,246
13,400	Singapore Telecommunications Ltd.	29,860
1,000	United Overseas Bank Ltd.	18,587
3,900	UOL Group Ltd.	20,000
1,000	Venture Corp Ltd.	13,238
5,600	Wilmar International Ltd.	13,677
		261,789
Shares	Description	Value

	South Korea – 4.6%
102	CJ CheilJedang Corp.	$29,025
272	CJ Corp.	29,834
37	CJ Corp. (Preference Shares) (b) (d)	1,206
336	DB Insurance Co., Ltd.	20,336
254	GS Holdings Corp.	11,815
678	Hankook Tire Co., Ltd.	22,369
263	Hyundai Motor Co.	27,688
1,601	Industrial Bank of Korea	19,817
488	Kangwon Land, Inc.	13,757
452	KB Financial Group, Inc.	16,665
968	Kia Motors Corp.	30,146
1,037	Korea Electric Power Corp. (b)	27,316
205	Korea Zinc Co., Ltd.	83,979
1,535	KT Corp., ADR	19,095
327	KT&G Corp.	29,816
751	LG Corp.	51,275
1,566	NAVER Corp.	171,072
421	Samsung C&T Corp.	39,686
4,829	Samsung Electronics Co., Ltd.	189,952
86	Samsung Fire & Marine Insurance Co., Ltd.	22,805
251	Samsung Life Insurance Co., Ltd.	18,597
544	Shinhan Financial Group Co., Ltd.	20,129
781	SK Holdings Co., Ltd.	186,116
137	SK Innovation Co., Ltd.	21,665
82	SK Telecom Co., Ltd.	18,168
1,445	Woori Financial Group, Inc.	17,504
		1,139,833
	Spain – 2.8%
209	Acciona S.A.	23,281
309	Acerinox S.A.	3,062
445	ACS Actividades de Construccion y Servicios S.A.	19,548
109	Aena SME S.A. (c)	19,624
763	Amadeus IT Group S.A.	61,111
5,892	Banco Bilbao Vizcaya Argentaria S.A.	33,661
7,461	Banco Santander S.A.	34,687
9,578	Bankia S.A.	24,819
4,078	Bankinter S.A.	31,061
8,214	CaixaBank S.A.	25,652
1,372	Cellnex Telecom S.A. (c)	40,261
102	CIE Automotive S.A.	2,744
1,015	Enagas S.A.	29,535
1,268	Endesa S.A.	32,345
914	Ferrovial S.A.	21,408
897	Grifols S.A.	25,115
3,722	Iberdrola S.A.	32,675
2,070	Industria de Diseno Textil S.A.	60,837
11,971	Mapfre S.A.	32,980
1,003	Naturgy Energy Group S.A.	28,049
1,308	Red Electrica Corp. S.A.	27,878

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
2,683	Repsol S.A.	$45,927
4,555	Telefonica S.A.	38,163
		694,423
	Sweden – 2.5%
1,211	Alfa Laval AB	27,796
1,634	Assa Abloy AB, Class B	35,273
1,139	Atlas Copco AB, Class A	30,584
992	Axfood AB	18,459
1,427	Castellum AB	27,681
1,547	Essity AB, Class B	44,610
1,843	Fabege AB	26,761
920	Fastighets AB Balder, Class B (b)	29,488
585	ICA Gruppen AB	23,470
1,149	Industrivarden AB, Class C	24,068
554	Investor AB, Class B	24,949
843	Kinnevik AB, Class B	21,834
2,741	Nibe Industrier AB, Class B	35,098
1,851	Sandvik AB	30,063
1,886	Securitas AB, Class B	30,479
2,287	Skandinaviska Enskilda Banken AB, Class A	19,797
1,672	Skanska AB, Class B	30,374
3,259	Svenska Cellulosa AB SCA, Class B	28,253
2,022	Svenska Handelsbanken AB, Class A	21,335
1,030	Swedbank AB, Class A	14,552
760	Swedish Match AB	38,738
4,029	Telia Co., AB	18,179
1,611	Trelleborg AB, Class B	24,943
		626,784
	Switzerland – 9.4%
258	Baloise Holding AG	42,622
29	Chocoladefabriken Lindt & Spruengli AG	197,168
2,514	Cie Financiere Richemont S.A.	183,144
137	DKSH Holding AG	7,897
44	EMS-Chemie Holding AG	23,861
307	Flughafen Zurich AG	56,020
134	Geberit AG	54,771
11	Givaudan S.A.	28,103
65	Helvetia Holding AG	39,689
787	Julius Baer Group Ltd.	31,796
392	Kuehne + Nagel International AG	53,776
2,458	Nestle S.A.	234,260
4,703	Novartis AG	452,376
491	Pargesa Holding S.A.	38,461
50	Partners Group Holding AG	36,354
407	PSP Swiss Property AG	44,225
1,670	Roche Holding AG	460,120
249	Schindler Holding AG	51,613
Shares	Description	Value

	Switzerland (Continued)
24	SGS S.A.	$59,726
104	Swiss Life Holding AG	45,799
462	Swiss Prime Site AG	40,482
427	Swiss Re AG	41,716
58	Swisscom AG	28,367
2,494	UBS Group AG	30,231
125	Zurich Insurance Group AG	41,376
		2,323,953
	United Kingdom – 11.8%
4,978	AstraZeneca PLC	397,769
13,699	Aviva PLC	73,581
2,829	Bunzl PLC	93,295
5,818	Croda International PLC	381,762
19,601	Diageo PLC	801,110
4,724	Halma PLC	102,874
10,012	HSBC Holdings PLC	81,279
9,139	Inchcape PLC	67,967
8,022	Informa PLC	77,756
1,276	InterContinental Hotels Group PLC	76,698
25,575	Legal & General Group PLC	91,703
113,139	Lloyds Banking Group PLC	91,568
1,462	London Stock Exchange Group PLC	90,468
9,920	Phoenix Group Holdings PLC	87,535
3,784	RELX PLC	80,901
12,982	Rightmove PLC	86,233
2,167	Schroders PLC	76,261
935	Spirax-Sarco Engineering PLC	87,559
23,571	Wm Morrison Supermarkets PLC	69,858
		2,916,177
	Total Common Stocks	22,266,941
	(Cost $22,600,840)
REAL ESTATE INVESTMENT TRUSTS (a) – 9.4%
	Australia – 1.4%
6,063	Dexus	54,846
6,180	Goodman Group	58,581
12,290	GPT (The) Group	54,192
26,568	Mirvac Group	51,878
16,128	Scentre Group	47,066
15,429	Stockland	42,178
24,438	Vicinity Centres	45,116
		353,857
	Canada – 1.0%
1,969	Canadian Apartment Properties REIT	75,689
4,729	H&R Real Estate Investment Trust	82,842
3,807	RioCan Real Estate Investment Trust	75,408
		233,939

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	France – 1.2%
775	Covivio	$82,241
484	Gecina S.A.	71,558
873	ICADE	73,838
2,276	Klepierre S.A.	79,606
		307,243
	Hong Kong – 0.2%
3,500	Link REIT	40,930
	Japan – 3.5%
31	Advance Residence Investment Corp.	86,290
35	Daiwa House REIT Investment Corp.	77,592
82	GLP J-REIT	87,823
15	Japan Real Estate Investment Corp.	88,378
44	Japan Retail Fund Investment Corp.	88,413
14	Nippon Building Fund, Inc.	94,740
40	Nippon Prologis REIT, Inc.	85,103
58	Nomura Real Estate Master Fund, Inc.	85,406
51	Orix JREIT, Inc.	87,477
51	United Urban Investment Corp.	80,483
		861,705
	Singapore – 0.3%
10,200	Ascendas Real Estate Investment Trust	21,902
15,200	CapitaLand Commercial Trust	21,758
12,200	CapitaLand Mall Trust	21,425
14,000	Suntec Real Estate Investment Trust	20,144
		85,229
	Spain – 0.3%
3,614	Inmobiliaria Colonial Socimi S.A.	37,155
2,768	Merlin Properties Socimi S.A.	36,220
		73,375
	United Kingdom – 1.5%
10,872	British Land (The) Co., PLC	83,404
2,347	Derwent London PLC	98,522
7,591	Land Securities Group PLC	90,307
Shares	Description	Value

	United Kingdom (Continued)
10,514	Segro PLC	$92,215
		364,448
	Total Real Estate Investment Trusts	2,320,726
	(Cost $2,216,137)
	Total Investments – 99.4%	24,587,667
	(Cost $24,816,977) (e)
	Net Other Assets and Liabilities – 0.6%	139,665
	Net Assets – 100.0%	$24,727,332

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $1,206 or 0.0% of net assets.
(e)	Aggregate cost for federal income tax purposes was $24,958,950. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,134,117 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,505,400. The net unrealized depreciation was $371,283.

ADR	American Depositary Receipt

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2019

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 1,139,833	$ 1,138,627	$ 1,206	$ —
Other Country Categories*	21,127,108	21,127,108	—	—
Real Estate Investment Trusts*	2,320,726	2,320,726	—	—
Total Investments	$ 24,587,667	$ 24,586,461	$ 1,206	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	31.6%
JPY	17.5
GBP	14.0
CHF	9.5
CAD	6.4
AUD	5.2
KRW	4.6
HKD	3.7
SEK	2.7
DKK	1.8
SGD	1.4
NOK	0.8
ILS	0.4
USD	0.2
NZD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Brazil – 10.5%
23,630	Ambev S.A.	$101,573
7,270	Atacadao S.A.	37,303
9,491	B3 S.A. - Brasil Bolsa Balcao	77,861
7,746	Banco Bradesco S.A. (Preference Shares)	84,951
9,246	BB Seguridade Participacoes S.A.	62,626
23,090	BR Malls Participacoes S.A.	74,129
1,230	Cia Brasileira de Distribuicao (Preference Shares)	28,732
1,891	Cia de Saneamento Basico do Estado de Sao Paulo	20,285
21,101	Cosan S.A.	229,854
1,570	Engie Brasil Energia S.A.	17,126
776	Equatorial Energia S.A.	15,856
3,510	Fleury S.A.	18,288
2,605	Hypera S.A.	17,232
3,341	IRB Brasil Resseguros S.A.	77,864
7,550	Itau Unibanco Holding S.A. (Preference Shares)	66,392
21,991	Itausa - Investimentos Itau S.A. (Preference Shares)	67,287
13,251	Klabin S.A.	57,636
3,471	Lojas Renner S.A.	38,829
11,871	Multiplan Empreendimentos Imobiliarios S.A.	70,916
1,491	Raia Drogasil S.A.	24,867
8,541	Sul America S.A.	65,006
1,031	Telefonica Brasil S.A. (Preference Shares)	12,508
3,450	TIM Participacoes S.A.	10,389
2,231	Transmissora Alianca de Energia Eletrica S.A.	14,131
9,651	WEG S.A.	44,368
		1,336,009
	Chile – 1.5%
915,237	Banco Santander Chile	67,906
10,250	Cencosud S.A.	17,683
3,996	Empresas CMPC S.A.	13,905
1,341	Empresas COPEC S.A.	17,031
223,546	Enel Americas S.A.	39,748
2,995	SACI Falabella	22,105
351	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	13,379
		191,757
	China – 14.3%
259,367	Agricultural Bank of China Ltd., Class H	119,607
286,242	Bank of China Ltd., Class H	129,813
169,371	Bank of Communications Co., Ltd., Class H	138,734
Shares	Description	Value

	China (Continued)
89,996	CGN Power Co., Ltd., Class H (b)	$25,107
502,494	China Cinda Asset Management Co., Ltd., Class H	139,547
45,000	China Communications Construction Co., Ltd., Class H	46,548
144,997	China Construction Bank Corp., Class H	124,310
55,000	China Life Insurance Co., Ltd., Class H	147,835
170,872	China Minsheng Banking Corp., Ltd., Class H	124,074
284,997	China Petroleum & Chemical Corp., Class H	224,732
46,246	China Railway Group Ltd., Class H	42,181
152,492	China Telecom Corp., Ltd., Class H	84,697
99,250	GF Securities Co., Ltd., Class H	142,618
139,747	Haitong Securities Co., Ltd., Class H	180,871
35,000	Huaneng Power International, Inc., Class H	20,331
174,997	Industrial & Commercial Bank of China Ltd., Class H	128,183
		1,819,188
	Colombia – 0.4%
4,036	Bancolombia S.A. (Preference Shares)	51,146
	Czech Republic – 0.2%
536	CEZ A.S.	12,590
251	Komercni banka A.S.	10,253
		22,843
	Hong Kong – 6.8%
8,750	Beijing Enterprises Holdings Ltd.	49,602
26,250	BOC Hong Kong Holdings Ltd.	108,679
25,000	China Merchants Port Holdings Co., Ltd.	53,249
7,625	China Mobile Ltd.	77,707
10,000	China Resources Power Holdings Co., Ltd.	15,032
65,000	China Unicom Hong Kong Ltd.	82,389
10,000	Guangdong Investment Ltd.	19,312
504,985	Lenovo Group Ltd.	454,168
		860,138
	Hungary – 0.5%
1,666	MOL Hungarian Oil & Gas PLC	19,071
730	OTP Bank Nyrt	32,120
426	Richter Gedeon Nyrt	8,033
		59,224
	India – 20.0%
3,976	Asian Paints Ltd.	85,673

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
1,366	Britannia Industries Ltd.	$60,841
3,655	Colgate-Palmolive India Ltd.	66,381
5,456	HDFC Bank Ltd.	182,633
1,351	Hero MotoCorp Ltd.	49,791
2,466	Hindustan Unilever Ltd.	60,757
6,235	Housing Development Finance Corp., Ltd.	177,150
6,486	IndusInd Bank Ltd.	166,656
11,205	Infosys Ltd.	120,315
13,366	ITC Ltd.	57,352
9,570	Kotak Mahindra Bank Ltd.	184,355
4,061	Larsen & Toubro Ltd.	81,208
5,980	Mahindra & Mahindra Ltd.	58,173
11,915	Marico Ltd.	59,622
540	Maruti Suzuki India Ltd.	52,013
61	MRF Ltd.	51,060
14,575	NTPC Ltd.	28,340
7,721	Pidilite Industries Ltd.	138,900
10,701	Power Grid Corp. of India Ltd.	30,570
21,366	RBL Bank Ltd. (b)	209,836
14,656	Reliance Industries Ltd.	288,413
3,731	Tata Consultancy Services Ltd.	107,804
1,270	UltraTech Cement Ltd.	73,301
33,540	Wipro Ltd.	123,363
5,035	Zee Entertainment Enterprises Ltd.	32,380
		2,546,887
	Indonesia – 2.6%
54,235	Adaro Energy Tbk PT	5,123
103,320	Astra International Tbk PT	53,147
21,435	Bank Central Asia Tbk PT	41,771
76,976	Bank Mandiri Persero Tbk PT (c)	40,272
69,955	Bank Negara Indonesia Persero Tbk PT (c)	46,178
164,337	Bank Rakyat Indonesia Persero Tbk PT	47,547
23,040	Bukit Asam Tbk PT	6,796
5,736	Indah Kiat Pulp & Paper Corp. Tbk PT	3,464
7,270	Pabrik Kertas Tjiwi Kimia Tbk PT	5,629
34,741	Perusahaan Gas Negara Persero Tbk	5,733
174,312	Telekomunikasi Indonesia Persero Tbk PT	48,352
14,026	United Tractors Tbk PT	26,643
		330,655
	Malaysia – 2.3%
22,500	AirAsia Group Bhd	14,660
31,100	CIMB Group Holdings Bhd	39,232
11,100	Dialog Group Bhd	8,619
11,600	Gamuda Bhd	8,183
Shares	Description	Value

	Malaysia (Continued)
9,000	Genting Bhd	$14,638
5,100	Hartalega Holdings Bhd	5,784
6,600	IHH Healthcare Bhd	9,328
6,500	Inari Amertron Bhd	2,500
19,100	Malayan Banking Bhd	43,370
4,500	Malaysia Airports Holdings Bhd	7,980
9,600	Petronas Chemicals Group Bhd	21,540
7,500	Public Bank Bhd	42,548
15,060	Sime Darby Bhd	8,226
16,500	Telekom Malaysia Bhd	12,933
15,600	Tenaga Nasional Bhd	48,376
6,500	Top Glove Corp. Bhd	7,356
		295,273
	Mexico – 4.2%
14,031	Alfa S.A.B. de C.V., Class A	14,877
10,045	Alsea S.A.B. de C.V.	21,032
150,822	America Movil S.A.B. de C.V., Series L	107,773
7,721	Arca Continental S.A.B. de C.V.	42,960
25,770	Cemex S.A.B. de C.V. (c)	12,029
5,040	Fomento Economico Mexicano S.A.B. de C.V.	46,458
3,901	Gruma S.A.B. de C.V., Class B	39,950
2,536	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,297
1,655	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	14,672
885	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	14,302
1,041	Grupo Elektra S.A.B. de C.V.	56,330
6,576	Grupo Financiero Banorte, S.A.B. de C.V., Class O	35,725
9,655	Grupo Mexico S.A.B. de C.V., Series B	26,433
9,611	Grupo Televisa S.A.B., Series CPO	21,242
1,736	Infraestructura Energetica Nova S.A.B. de C.V.	6,976
8,091	Mexichem S.A.B. de C.V.	19,341
1,700	Promotora y Operadora de Infraestructura S.A.B. de C.V.	16,856
11,215	Wal-Mart de Mexico S.A.B. de C.V.	29,981
		541,234
	Netherlands – 0.1%
315	X5 Retail Group N.V., GDR	7,850
	Philippines – 1.0%
1,700	Ayala Corp.	30,432
39,500	Ayala Land, Inc.	33,775
23,547	Metropolitan Bank & Trust Co.	35,830
43,600	SM Prime Holdings, Inc.	33,130
		133,167

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Poland – 1.3%
740	Bank Polska Kasa Opieki S.A.	$21,201
100	CCC S.A.	5,605
175	CD Projekt S.A. (c)	9,116
221	Dino Polska S.A. (b) (c)	6,965
576	Grupa Lotos S.A.	12,512
550	KGHM Polska Miedz S.A. (c)	15,328
5	LPP S.A.	10,842
430	Polski Koncern Naftowy ORLEN S.A.	10,935
6,705	Polskie Gornictwo Naftowe i Gazownictwo S.A.	10,923
1,831	Powszechna Kasa Oszczednosci Bank Polski S.A.	18,399
1,980	Powszechny Zaklad Ubezpieczen S.A.	20,886
206	Santander Bank Polska S.A.	20,442
		163,154
	Russia – 4.7%
4,385	Aeroflot PJSC	6,436
20,601	Alrosa PJSC	29,017
35,755	Gazprom PJSC	81,526
265,062	Inter RAO UES PJSC	15,096
1,156	LUKOIL PJSC	103,840
121	Magnit PJSC	6,712
191	MMC Norilsk Nickel PJSC	39,938
4,080	Mobile TeleSystems PJSC	15,698
4,705	Moscow Exchange MICEX-RTS PJSC	6,547
4,976	Novatek PJSC	81,767
2,015	Severstal PJSC	31,569
152,721	Surgutneftegas PJSC (Preference Shares)	95,382
6,960	Tatneft PJSC	80,085
		593,613
	Singapore – 0.4%
6,000	BOC Aviation Ltd. (b)	48,956
	South Africa – 6.2%
651	Anglo American Platinum Ltd.	33,214
2,466	AngloGold Ashanti Ltd.	32,745
1,355	AVI Ltd.	8,479
3,005	Bid Corp., Ltd.	62,063
5,065	Clicks Group Ltd.	64,664
2,805	Discovery Ltd.	26,595
4,806	Investec Ltd.	28,093
7,085	Life Healthcare Group Holdings Ltd.	13,179
775	Mondi Ltd.	17,122
1,801	Nedbank Group Ltd.	31,360
7,186	Netcare Ltd.	11,629
12,886	Pick n Pay Stores Ltd.	59,309
2,081	PSG Group Ltd.	37,715
3,105	Remgro Ltd.	39,867
6,025	RMB Holdings Ltd.	31,727
Shares	Description	Value

	South Africa (Continued)
3,395	Sappi Ltd.	$15,682
550	Sasol Ltd.	17,153
4,625	Shoprite Holdings Ltd.	50,841
4,815	SPAR Group (The) Ltd.	64,032
2,725	Standard Bank Group Ltd.	34,982
545	Tiger Brands Ltd.	10,010
4,945	Vodacom Group Ltd.	38,189
17,871	Woolworths Holdings Ltd.	57,569
		786,219
	Taiwan – 16.5%
38,081	Asustek Computer, Inc.	275,533
16,541	Cathay Financial Holding Co., Ltd.	24,124
51,425	Cheng Shin Rubber Industry Co., Ltd.	69,995
76,185	China Development Financial Holding Corp.	25,461
28,195	China Life Insurance Co., Ltd.	23,922
128,121	China Steel Corp.	105,172
9,716	Chunghwa Telecom Co., Ltd.	34,519
37,761	CTBC Financial Holding Co., Ltd.	25,055
38,381	E. Sun Financial Holding Co., Ltd.	29,576
14,681	Far EasTone Telecommunications Co., Ltd.	35,392
41,611	First Financial Holding Co., Ltd.	28,487
16,710	Fubon Financial Holding Co., Ltd.	24,940
46,786	Hua Nan Financial Holdings Co., Ltd.	29,449
366,912	Inventec Corp.	279,168
31,475	Mega Financial Holding Co., Ltd.	28,646
38,526	Nan Ya Plastics Corp.	98,626
76,536	Pou Chen Corp.	93,247
77,626	SinoPac Financial Holdings Co., Ltd.	28,713
58,881	Taishin Financial Holding Co., Ltd.	26,842
77,976	Taiwan Business Bank	30,360
46,535	Taiwan Cooperative Financial Holding Co., Ltd.	29,443
315,698	Taiwan High Speed Rail Corp.	368,752
9,761	Taiwan Mobile Co., Ltd.	35,313
244,041	WPG Holdings Ltd.	318,309
53,760	Yuanta Financial Holding Co., Ltd.	30,612
		2,099,656
	Thailand – 4.9%
6,100	Advanced Info Service PCL	35,368
11,100	Airports of Thailand PCL	23,785
600	Bangkok Bank PCL	3,914
3,000	Bangkok Bank PCL	19,568

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
24,000	Bangkok Dusit Medical Services PCL, Class F	$18,755
84,500	Bangkok Expressway & Metro PCL	26,893
12,500	Berli Jucker PCL	19,497
97,500	BTS Group Holdings PCL	33,796
3,100	Bumrungrad Hospital PCL	17,534
9,100	Central Pattana PCL	21,005
23,500	Charoen Pokphand Foods PCL	18,883
13,000	CP ALL PCL	30,621
4,500	Electricity Generating PCL	41,405
8,500	Intouch Holdings PCL, Class F	15,401
160,100	IRPC PCL	29,008
3,500	Kasikornbank PCL	20,679
10,100	Kiatnakin Bank PCL	22,119
38,000	Krung Thai Bank PCL	22,990
67,000	Land & Houses PCL	22,590
22,000	Minor International PCL	27,036
20,000	PTT PCL	30,251
1,600	Siam Cement (The) PCL	24,301
5,100	Siam Commercial Bank (The) PCL	21,213
73,500	Star Petroleum Refining PCL	25,245
9,100	Tisco Financial Group PCL	25,306
334,600	TMB Bank PCL	21,509
		618,672
	Turkey – 0.8%
4,950	Akbank T.A.S. (c)	5,611
866	Aselsan Elektronik Sanayi Ve Ticaret A.S.	3,305
655	BIM Birlesik Magazalar A.S.	8,952
4,550	Eregli Demir ve Celik Fabrikalari T.A.S.	7,442
545	Ford Otomotiv Sanayi A.S.	4,768
4,486	Haci Omer Sabanci Holding A.S.	6,308
3,425	KOC Holding A.S.	9,884
895	TAV Havalimanlari Holding A.S.	3,747
435	Tupras Turkiye Petrol Rafinerileri A.S.	9,737
2,790	Turk Hava Yollari AO (c)	6,470
3,591	Turkcell Iletisim Hizmetleri A.S.	7,787
4,441	Turkiye Garanti Bankasi A.S.	6,643
7,746	Turkiye Is Bankasi A.S., Class C	7,641
4,795	Turkiye Sise ve Cam Fabrikalari A.S.	5,014
9,035	Turkiye Vakiflar Bankasi TAO, Class D	7,341
		100,650
	Virgin Islands (British) – 0.0%
300	Mail.Ru Group Ltd., GDR (c)	7,428
	Total Common Stocks	12,613,719
	(Cost $12,401,187)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Mexico – 0.4%
36,161	Fibra Uno Administracion S.A. de C.V.	$49,835
	South Africa – 0.5%
20,530	Growthpoint Properties Ltd.	34,746
47,596	Redefine Properties Ltd.	31,997
		66,743
	Total Real Estate Investment Trusts	116,578
	(Cost $128,772)
WARRANTS (a) – 0.0%
	Thailand – 0.0%
6,177	BTS Group Holdings PCL (c)	218
	(Cost $0)
	Total Investments – 100.1%	12,730,515
	(Cost $12,529,959) (d)
	Net Other Assets and Liabilities – (0.1)%	(7,026)
	Net Assets – 100.0%	$12,723,489

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for federal income tax purposes was $12,595,064. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $620,799 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $485,348. The net unrealized appreciation was $135,451.

GDR	Global Depositary Receipt

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2019

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 618,672	$ —	$ 618,672	$ —
Other Country Categories*	11,995,047	11,995,047	—	—
Real Estate Investment Trusts*	116,578	116,578	—	—
Warrants*	218	—	218	—
Total Investments	$ 12,730,515	$ 12,111,625	$ 618,890	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
HKD	21.4%
INR	20.0
TWD	16.5
BRL	10.5
ZAR	6.7
THB	4.9
RUB	4.7
MXN	4.6
IDR	2.6
MYR	2.3
CLP	1.5
PLN	1.3
PHP	1.0
TRY	0.8
HUF	0.5
COP	0.4
CZK	0.2
USD	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 94.4%
	Aerospace & Defense – 2.3%
1,691	Arconic, Inc.	$32,315
88	Boeing (The) Co.	33,565
181	General Dynamics Corp.	30,640
710	Harris Corp.	113,394
150	Huntington Ingalls Industries, Inc.	31,080
109	Lockheed Martin Corp.	32,717
116	Northrop Grumman Corp.	31,274
186	Raytheon Co.	33,867
395	Spirit AeroSystems Holdings, Inc., Class A	36,154
620	Textron, Inc.	31,409
268	United Technologies Corp.	34,543
		440,958
	Air Freight & Logistics – 0.7%
339	CH Robinson Worldwide, Inc.	29,490
419	Expeditors International of Washington, Inc.	31,802
177	FedEx Corp.	32,109
292	United Parcel Service, Inc., Class B	32,628
		126,029
	Airlines – 0.9%
1,590	American Airlines Group, Inc.	50,498
1,023	Delta Air Lines, Inc.	52,838
1,099	Southwest Airlines Co.	57,049
		160,385
	Auto Components – 0.4%
882	BorgWarner, Inc.	33,877
249	Lear Corp.	33,792
		67,669
	Automobiles – 0.4%
4,005	Ford Motor Co.	35,164
916	General Motors Co.	33,983
		69,147
	Banks – 3.2%
1,325	Bank of America Corp.	36,557
753	BB&T Corp.	35,037
627	Citigroup, Inc.	39,012
1,098	Citizens Financial Group, Inc.	35,685
475	Comerica, Inc.	34,827
1,387	Fifth Third Bancorp	34,980
376	First Republic Bank	37,773
2,738	Huntington Bancshares, Inc.	34,718
334	JPMorgan Chase & Co.	33,811
2,208	KeyCorp	34,776
228	M&T Bank Corp.	35,800
279	PNC Financial Services Group (The), Inc.	34,222
2,439	Regions Financial Corp.	34,512
647	SunTrust Banks, Inc.	38,335
Shares	Description	Value

	Banks (Continued)
714	US Bancorp	$34,408
708	Wells Fargo & Co.	34,210
801	Zions Bancorp N.A.	36,373
		605,036
	Beverages – 1.0%
644	Brown-Forman Corp., Class B	33,990
647	Coca-Cola (The) Co.	30,319
190	Constellation Brands, Inc., Class A	33,313
1,195	Keurig Dr Pepper, Inc.	33,424
546	Molson Coors Brewing Co., Class B	32,569
277	PepsiCo, Inc.	33,946
		197,561
	Biotechnology – 1.2%
883	AbbVie, Inc.	71,161
418	Amgen, Inc.	79,412
1,301	Gilead Sciences, Inc.	84,578
		235,151
	Building Products – 0.4%
961	Johnson Controls International PLC	35,500
975	Masco Corp.	38,327
		73,827
	Capital Markets – 4.2%
313	Ameriprise Financial, Inc.	40,095
693	Bank of New York Mellon (The) Corp.	34,948
83	BlackRock, Inc.	35,472
334	Cboe Global Markets, Inc.	31,877
786	Charles Schwab (The) Corp.	33,609
173	CME Group, Inc.	28,472
744	E*TRADE Financial Corp.	34,544
1,100	Franklin Resources, Inc.	36,454
195	Goldman Sachs Group (The), Inc.	37,438
433	Intercontinental Exchange, Inc.	32,969
1,950	Invesco, Ltd.	37,654
1,663	KKR & Co., Inc., Class A	39,064
233	Moody’s Corp.	42,194
823	Morgan Stanley	34,731
221	MSCI, Inc.	43,944
400	Nasdaq, Inc.	34,996
390	Northern Trust Corp.	35,260
439	Raymond James Financial, Inc.	35,300
192	S&P Global, Inc.	40,426
517	State Street Corp.	34,024
354	T Rowe Price Group, Inc.	35,442
667	TD Ameritrade Holding Corp.	33,343
		792,256

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.4%
106	Air Products & Chemicals, Inc.	$20,242
221	Albemarle Corp.	18,118
189	Celanese Corp.	18,637
391	CF Industries Holdings, Inc.	15,984
318	DowDuPont, Inc.	16,953
232	Eastman Chemical Co.	17,604
115	Ecolab, Inc.	20,302
265	FMC Corp.	20,357
127	International Flavors & Fragrances, Inc.	16,356
204	LyondellBasell Industries N.V., Class A	17,152
582	Mosaic (The) Co.	15,894
166	PPG Industries, Inc.	18,737
72	Sherwin-Williams (The) Co.	31,011
257	Westlake Chemical Corp.	17,440
		264,787
	Commercial Services & Supplies – 0.8%
170	Cintas Corp.	34,359
395	Republic Services, Inc.	31,750
1,415	Rollins, Inc.	58,892
320	Waste Management, Inc.	33,251
		158,252
	Communications Equipment – 1.3%
2,207	Cisco Systems, Inc.	119,156
831	Motorola Solutions, Inc.	116,689
		235,845
	Construction & Engineering – 0.2%
488	Jacobs Engineering Group, Inc.	36,693
	Construction Materials – 0.4%
166	Martin Marietta Materials, Inc.	33,396
289	Vulcan Materials Co.	34,217
		67,613
	Consumer Finance – 1.0%
1,440	Ally Financial, Inc.	39,586
342	American Express Co.	37,381
432	Capital One Financial Corp.	35,290
553	Discover Financial Services	39,351
1,391	Synchrony Financial	44,373
		195,981
	Containers & Packaging – 0.7%
189	Avery Dennison Corp.	21,357
620	Ball Corp.	35,873
421	International Paper Co.	19,480
342	Packaging Corp. of America	33,988
Shares	Description	Value

	Containers & Packaging (Continued)
755	WestRock Co.	$28,954
		139,652
	Distributors – 0.2%
319	Genuine Parts Co.	35,738
	Diversified Financial Services – 0.2%
1,963	AXA Equitable Holdings, Inc.	39,535
	Diversified Telecommunication Services – 2.0%
4,454	AT&T, Inc.	139,677
8,390	CenturyLink, Inc.	100,596
2,261	Verizon Communications, Inc.	133,693
		373,966
	Electric Utilities – 1.7%
516	Alliant Energy Corp.	24,319
292	American Electric Power Co., Inc.	24,455
253	Duke Energy Corp.	22,770
384	Edison International	23,777
253	Entergy Corp.	24,195
384	Evergy, Inc.	22,291
335	Eversource Energy	23,768
483	Exelon Corp.	24,213
580	FirstEnergy Corp.	24,134
125	NextEra Energy, Inc.	24,165
769	PPL Corp.	24,408
496	Southern (The) Co.	25,633
442	Xcel Energy, Inc.	24,845
		312,973
	Electrical Equipment – 0.7%
421	AMETEK, Inc.	34,930
415	Eaton Corp. PLC	33,433
477	Emerson Electric Co.	32,660
189	Rockwell Automation, Inc.	33,162
		134,185
	Electronic Equipment, Instruments & Components – 1.5%
352	Amphenol Corp., Class A	33,243
1,180	CDW Corp.	113,717
3,165	Corning, Inc.	104,761
377	TE Connectivity Ltd.	30,443
		282,164
	Energy Equipment & Services – 0.8%
1,595	Baker Hughes a GE Co.	44,213
1,290	Halliburton Co.	37,797
1,334	National Oilwell Varco, Inc.	35,538

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
950	Schlumberger Ltd.	$41,392
		158,940
	Entertainment – 0.7%
658	Activision Blizzard, Inc.	29,959
1,987	Viacom, Inc., Class B	55,775
466	Walt Disney (The) Co.	51,740
		137,474
	Food & Staples Retailing – 1.4%
251	Costco Wholesale Corp.	60,777
1,857	Kroger (The) Co.	45,682
815	Sysco Corp.	54,409
747	Walgreens Boots Alliance, Inc.	47,263
548	Walmart, Inc.	53,447
		261,578
	Food Products – 2.5%
748	Archer-Daniels-Midland Co.	32,261
573	Bunge Ltd.	30,409
929	Campbell Soup Co.	35,423
1,434	Conagra Brands, Inc.	39,779
787	General Mills, Inc.	40,727
286	Hershey (The) Co.	32,841
718	Hormel Foods Corp.	32,138
328	JM Smucker (The) Co.	38,212
537	Kellogg Co.	30,813
712	Kraft Heinz (The) Co.	23,247
416	Lamb Weston Holdings, Inc.	31,175
220	McCormick & Co., Inc.	33,139
765	Mondelez International, Inc., Class A	38,189
574	Tyson Foods, Inc., Class A	39,853
		478,206
	Gas Utilities – 0.1%
235	Atmos Energy Corp.	24,189
	Health Care Equipment & Supplies – 5.2%
1,125	Abbott Laboratories	89,932
1,236	Baxter International, Inc.	100,499
361	Becton Dickinson and Co.	90,153
320	Cooper (The) Cos., Inc.	94,774
276	Danaher Corp.	36,438
2,187	DENTSPLY SIRONA, Inc.	108,453
895	Medtronic PLC	81,517
715	ResMed, Inc.	74,339
519	Stryker Corp.	102,513
315	Teleflex, Inc.	95,180
785	Zimmer Biomet Holdings, Inc.	100,244
		974,042
Shares	Description	Value

	Health Care Providers & Services – 4.0%
686	AmerisourceBergen Corp.	$54,551
310	Anthem, Inc.	88,964
1,145	Cardinal Health, Inc.	55,132
428	Cigna Corp.	68,831
654	HCA Healthcare, Inc.	85,268
284	Humana, Inc.	75,544
462	McKesson Corp.	54,082
977	Quest Diagnostics, Inc.	87,852
327	UnitedHealth Group, Inc.	80,854
698	Universal Health Services, Inc., Class B	93,371
		744,449
	Hotels, Restaurants & Leisure – 4.6%
1,763	Aramark	52,097
1,036	Carnival Corp.	52,546
511	Darden Restaurants, Inc.	62,071
206	Domino’s Pizza, Inc.	53,168
711	Hilton Worldwide Holdings, Inc.	59,091
981	Las Vegas Sands Corp.	59,802
470	Marriott International, Inc., Class A	58,792
288	McDonald’s Corp.	54,691
2,105	MGM Resorts International	54,014
522	Royal Caribbean Cruises Ltd.	59,832
793	Starbucks Corp.	58,952
242	Vail Resorts, Inc.	52,587
516	Wynn Resorts Ltd.	61,569
1,523	Yum China Holdings, Inc.	68,398
556	Yum! Brands, Inc.	55,494
		863,104
	Household Durables – 0.8%
884	DR Horton, Inc.	36,580
484	Garmin Ltd.	41,793
783	Lennar Corp., Class A	38,438
1,648	Newell Brands, Inc.	25,280
		142,091
	Household Products – 0.9%
466	Church & Dwight Co., Inc.	33,193
199	Clorox (The) Co.	31,932
515	Colgate-Palmolive Co.	35,298
269	Kimberly-Clark Corp.	33,329
333	Procter & Gamble (The) Co.	34,649
		168,401
	Independent Power and Renewable Electricity Producers – 0.1%
550	NRG Energy, Inc.	23,364
	Industrial Conglomerates – 0.7%
150	3M Co.	31,167

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates (Continued)
3,917	General Electric Co.	$39,131
216	Honeywell International, Inc.	34,326
107	Roper Technologies, Inc.	36,591
		141,215
	Insurance – 3.3%
716	Aflac, Inc.	35,800
395	Allstate (The) Corp.	37,201
361	American Financial Group, Inc.	34,732
828	American International Group, Inc.	35,654
443	Arthur J. Gallagher & Co.	34,598
253	Chubb Ltd.	35,440
422	Cincinnati Financial Corp.	36,250
1,038	Fidelity National Financial, Inc.	37,939
734	Hartford Financial Services Group (The), Inc.	36,494
636	Lincoln National Corp.	37,333
717	Loews Corp.	34,366
795	MetLife, Inc.	33,843
739	Principal Financial Group, Inc.	37,090
541	Progressive (The) Corp.	39,001
400	Prudential Financial, Inc.	36,752
438	Torchmark Corp.	35,894
273	Travelers (The) Cos., Inc.	37,445
		615,832
	Internet & Direct Marketing Retail – 0.3%
453	Expedia Group, Inc.	53,907
	IT Services – 4.5%
202	Accenture PLC, Class A	35,556
190	Alliance Data Systems Corp.	33,246
217	Automatic Data Processing, Inc.	34,664
296	Broadridge Financial Solutions, Inc.	30,692
1,506	Cognizant Technology Solutions Corp., Class A	109,110
1,799	DXC Technology Co.	115,694
278	Fidelity National Information Services, Inc.	31,442
276	Global Payments, Inc.	37,679
841	International Business Machines Corp.	118,665
225	Jack Henry & Associates, Inc.	31,216
1,814	Leidos Holdings, Inc.	116,259
173	Mastercard, Inc., Class A	40,733
438	Paychex, Inc.	35,128
351	Total System Services, Inc.	33,348
247	Visa, Inc., Class A	38,579
		842,011
	Leisure Products – 0.2%
377	Hasbro, Inc.	32,053
Shares	Description	Value

	Life Sciences Tools & Services – 0.7%
423	Agilent Technologies, Inc.	$34,001
364	Thermo Fisher Scientific, Inc.	99,634
		133,635
	Machinery – 2.3%
224	Caterpillar, Inc.	30,350
213	Cummins, Inc.	33,626
191	Deere & Co.	30,530
402	Dover Corp.	37,708
421	Fortive Corp.	35,318
226	IDEX Corp.	34,293
225	Illinois Tool Works, Inc.	32,294
312	Ingersoll-Rand PLC	33,680
499	PACCAR, Inc.	34,002
191	Parker-Hannifin Corp.	32,779
256	Stanley Black & Decker, Inc.	34,860
406	Wabtec Corp.	29,930
427	Xylem, Inc.	33,750
		433,120
	Media – 1.2%
1,168	CBS Corp., Class B	55,515
1,500	Comcast Corp., Class A	59,970
697	Omnicom Group, Inc.	50,874
8,944	Sirius XM Holdings, Inc.	50,713
		217,072
	Metals & Mining – 0.4%
1,649	Freeport-McMoRan, Inc.	21,255
491	Newmont Mining Corp.	17,563
328	Nucor Corp.	19,139
566	Steel Dynamics, Inc.	19,963
		77,920
	Multiline Retail – 1.1%
473	Dollar General Corp.	56,429
770	Kohl’s Corp.	52,953
1,715	Macy’s, Inc.	41,211
773	Target Corp.	62,041
		212,634
	Multi-Utilities – 1.2%
334	Ameren Corp.	24,566
772	Centerpoint Energy, Inc.	23,700
439	CMS Energy Corp.	24,382
285	Consolidated Edison, Inc.	24,171
305	Dominion Energy, Inc.	23,381
198	DTE Energy Co.	24,699
419	Public Service Enterprise Group, Inc.	24,893
201	Sempra Energy	25,298
315	WEC Energy Group, Inc.	24,910
		220,000

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 4.7%
782	Anadarko Petroleum Corp.	$35,565
1,306	Apache Corp.	45,266
1,534	Cabot Oil & Gas Corp.	40,037
315	Chevron Corp.	38,802
550	ConocoPhillips	36,707
1,521	Devon Energy Corp.	48,003
370	Diamondback Energy, Inc.	37,566
393	EOG Resources, Inc.	37,406
1,815	EQT Corp.	37,643
503	Exxon Mobil Corp.	40,642
847	Hess Corp.	51,015
671	HollyFrontier Corp.	33,060
2,229	Kinder Morgan, Inc.	44,602
2,391	Marathon Oil Corp.	39,954
581	Marathon Petroleum Corp.	34,773
1,828	Noble Energy, Inc.	45,206
559	Occidental Petroleum Corp.	37,006
636	ONEOK, Inc.	44,418
398	Phillips 66	37,878
952	Targa Resources Corp.	39,556
457	Valero Energy Corp.	38,767
1,555	Williams (The) Cos., Inc.	44,660
		888,532
	Personal Products – 0.5%
4,670	Coty, Inc., Class A	53,705
235	Estee Lauder (The) Cos., Inc., Class A	38,904
		92,609
	Pharmaceuticals – 3.8%
609	Allergan PLC	89,164
1,566	Bristol-Myers Squibb Co.	74,714
703	Eli Lilly & Co.	91,221
631	Johnson & Johnson	88,208
1,065	Merck & Co., Inc.	88,576
2,100	Perrigo Co. PLC	101,136
1,864	Pfizer, Inc.	79,164
951	Zoetis, Inc.	95,737
		707,920
	Professional Services – 0.4%
350	Equifax, Inc.	41,475
502	TransUnion	33,554
		75,029
	Road & Rail – 1.1%
459	CSX Corp.	34,342
306	JB Hunt Transport Services, Inc.	30,995
299	Kansas City Southern	34,678
191	Norfolk Southern Corp.	35,696
231	Old Dominion Freight Line, Inc.	33,354
206	Union Pacific Corp.	34,443
		203,508
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 8.7%
1,114	Analog Devices, Inc.	$117,271
2,921	Applied Materials, Inc.	115,847
376	Broadcom, Inc.	113,067
2,038	Intel Corp.	109,441
1,069	KLA-Tencor Corp.	127,649
702	Lam Research Corp.	125,665
5,906	Marvell Technology Group Ltd.	117,470
1,881	Maxim Integrated Products, Inc.	100,013
1,330	Microchip Technology, Inc.	110,337
716	NVIDIA Corp.	128,565
1,680	QUALCOMM, Inc.	95,810
1,427	Skyworks Solutions, Inc.	117,699
1,012	Texas Instruments, Inc.	107,343
1,123	Xilinx, Inc.	142,385
		1,628,562
	Software – 3.7%
933	Citrix Systems, Inc.	92,983
486	Intuit, Inc.	127,045
941	Microsoft Corp.	110,982
2,118	Oracle Corp.	113,758
2,120	SS&C Technologies Holdings, Inc.	135,023
5,061	Symantec Corp.	116,352
		696,143
	Specialty Retail – 2.5%
324	Advance Auto Parts, Inc.	55,252
964	Best Buy Co., Inc.	68,502
1,983	Gap (The), Inc.	51,915
297	Home Depot (The), Inc.	56,991
553	Lowe’s Cos., Inc.	60,537
614	Ross Stores, Inc.	57,163
634	Tiffany & Co.	66,919
1,141	TJX (The) Cos., Inc.	60,712
		477,991
	Technology Hardware, Storage & Peripherals – 3.6%
606	Apple, Inc.	115,110
7,239	Hewlett Packard Enterprise Co.	111,698
4,674	HP, Inc.	90,816
1,603	NetApp, Inc.	111,152
2,478	Seagate Technology PLC	118,671
2,587	Western Digital Corp.	124,331
		671,778
	Textiles, Apparel & Luxury Goods – 0.8%
413	NIKE, Inc., Class B	34,779
330	PVH Corp.	40,243
908	Tapestry, Inc.	29,501
429	VF Corp.	37,284
		141,807

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 0.4%
620	Altria Group, Inc.	$35,607
459	Philip Morris International, Inc.	40,571
		76,178
	Trading Companies & Distributors – 0.3%
545	Fastenal Co.	35,049
101	WW Grainger, Inc.	30,394
		65,443
	Water Utilities – 0.1%
240	American Water Works Co., Inc.	25,022
	Total Common Stocks	17,751,162
	(Cost $17,838,943)
REAL ESTATE INVESTMENT TRUSTS – 5.4%
	Equity Real Estate Investment Trusts – 5.2%
283	Alexandria Real Estate Equities, Inc.	40,344
206	American Tower Corp.	40,594
188	AvalonBay Communities, Inc.	37,737
290	Boston Properties, Inc.	38,825
300	Crown Castle International Corp.	38,400
306	Digital Realty Trust, Inc.	36,414
1,260	Duke Realty Corp.	38,531
93	Equinix, Inc.	42,144
494	Equity Residential	37,208
133	Essex Property Trust, Inc.	38,469
361	Extra Space Storage, Inc.	36,790
1,169	HCP, Inc.	36,590
1,958	Host Hotels & Resorts, Inc.	37,006
1,625	Invitation Homes, Inc.	39,536
1,007	Iron Mountain, Inc.	35,708
341	Mid-America Apartment Communities, Inc.	37,282
556	Prologis, Inc.	40,004
161	Public Storage	35,063
518	Realty Income Corp.	38,104
556	Regency Centers Corp.	37,524
194	Simon Property Group, Inc.	35,349
824	UDR, Inc.	37,459
557	Ventas, Inc.	35,542
526	Vornado Realty Trust	35,473
470	Welltower, Inc.	36,472
1,493	Weyerhaeuser Co.	39,326
		981,894
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.2%
3,324	Annaly Capital Management, Inc.	$33,207
	Total Real Estate Investment Trusts	1,015,101
	(Cost $938,987)
	Total Investments – 99.8%	18,766,263
	(Cost $18,777,930) (a)
	Net Other Assets and Liabilities – 0.2%	33,381
	Net Assets – 100.0%	$18,799,644

(a)	Aggregate cost for federal income tax purposes was $18,881,351. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,303,991 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,419,079. The net unrealized depreciation was $115,088.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,751,162	$ 17,751,162	$ —	$ —
Real Estate Investment Trusts*	1,015,101	1,015,101	—	—
Total Investments	$ 18,766,263	$ 18,766,263	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 87.5%
	Aerospace & Defense – 1.1%
798	BWX Technologies, Inc.	$39,565
298	Curtiss-Wright Corp.	33,775
394	HEICO Corp.	37,379
532	Hexcel Corp.	36,793
		147,512
	Airlines – 0.6%
587	Alaska Air Group, Inc.	32,942
802	SkyWest, Inc.	43,541
		76,483
	Auto Components – 1.0%
2,343	Adient PLC	30,365
2,589	Dana, Inc.	45,929
1,746	Gentex Corp.	36,107
1,729	Goodyear Tire & Rubber (The) Co.	31,382
		143,783
	Automobiles – 0.6%
1,034	Harley-Davidson, Inc.	36,873
679	Thor Industries, Inc.	42,349
		79,222
	Banks – 8.4%
1,220	Associated Banc-Corp.	26,047
924	BancorpSouth Bank	26,075
358	Bank of Hawaii Corp.	28,235
1,058	Bank OZK	30,661
806	BankUnited, Inc.	26,920
330	BOK Financial Corp.	26,912
720	Cathay General Bancorp	24,415
659	Chemical Financial Corp.	27,124
631	CIT Group, Inc.	30,269
668	Columbia Banking System, Inc.	21,837
428	Commerce Bancshares, Inc.	24,850
414	Community Bank System, Inc.	24,745
275	Cullen/Frost Bankers, Inc.	26,694
554	East West Bancorp, Inc.	26,575
64	First Citizens BancShares, Inc., Class A	26,061
1,018	First Financial Bancorp	24,493
419	First Financial Bankshares, Inc.	24,210
1,073	First Hawaiian, Inc.	27,952
1,835	First Horizon National Corp.	25,653
2,453	FNB Corp.	26,002
1,560	Fulton Financial Corp.	24,149
609	Glacier Bancorp, Inc.	24,403
696	Hancock Whitney Corp.	28,118
1,477	Home BancShares, Inc.	25,951
375	IBERIABANK Corp.	26,891
702	International Bancshares Corp.	26,697
2,321	Investors Bancorp, Inc.	27,504
1,567	Old National Bancorp	25,699
725	PacWest Bancorp	27,267
1,673	People’s United Financial, Inc.	27,504
Shares	Description	Value

	Banks (Continued)
524	Pinnacle Financial Partners, Inc.	$28,663
512	Popular, Inc.	26,691
387	Prosperity Bancshares, Inc.	26,726
235	Signature Bank	30,096
403	South State Corp.	27,541
1,463	Sterling Bancorp	27,256
755	Synovus Financial Corp.	25,942
1,239	TCF Financial Corp.	25,635
396	UMB Financial Corp.	25,360
1,518	Umpqua Holdings Corp.	25,047
776	United Bankshares, Inc.	28,122
2,719	Valley National Bancorp	26,048
490	Webster Financial Corp.	24,828
363	Wintrust Financial Corp.	24,441
		1,162,309
	Building Products – 1.8%
383	Allegion PLC	34,742
714	AO Smith Corp.	38,071
524	Armstrong World Industries, Inc.	41,616
802	Fortune Brands Home & Security, Inc.	38,183
139	Lennox International, Inc.	36,752
693	Owens Corning	32,654
564	Simpson Manufacturing Co., Inc.	33,428
		255,446
	Capital Markets – 2.6%
248	Affiliated Managers Group, Inc.	26,563
4,670	BGC Partners, Inc., Class A	24,798
686	Eaton Vance Corp.	27,653
337	Evercore, Inc., Class A	30,667
178	FactSet Research Systems, Inc.	44,192
663	Lazard Ltd., Class A	23,961
946	Legg Mason, Inc.	25,892
396	LPL Financial Holdings, Inc.	27,581
114	MarketAxess Holdings, Inc.	28,053
325	Morningstar, Inc.	40,947
523	SEI Investments Co.	27,327
583	Stifel Financial Corp.	30,759
		358,393
	Chemicals – 2.8%
337	Ashland Global Holdings, Inc.	26,330
306	Balchem Corp.	28,397
556	Cabot Corp.	23,146
847	Chemours (The) Co.	31,475
1,239	Huntsman Corp.	27,865
58	NewMarket Corp.	25,146
1,189	Olin Corp.	27,513
836	PolyOne Corp.	24,503
407	RPM International, Inc.	23,622
389	Scotts Miracle-Gro (The) Co.	30,568
428	Sensient Technologies Corp.	29,014
522	Trinseo S.A.	23,647
1,824	Valvoline, Inc.	33,853

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
369	WR Grace & Co.	$28,797
		383,876
	Commercial Services & Supplies – 2.2%
5,073	ADT, Inc.	32,416
472	Brink’s (The) Co.	35,594
3,749	Healthcare Services Group, Inc.	123,679
748	KAR Auction Services, Inc.	38,380
323	MSA Safety, Inc.	33,398
589	Tetra Tech, Inc.	35,099
		298,566
	Communications Equipment – 0.6%
3,402	Juniper Networks, Inc.	90,051
	Construction & Engineering – 1.1%
511	EMCOR Group, Inc.	37,344
947	Fluor Corp.	34,850
1,013	Quanta Services, Inc.	38,231
275	Valmont Industries, Inc.	35,777
		146,202
	Construction Materials – 0.3%
500	Eagle Materials, Inc.	42,150
	Consumer Finance – 0.6%
333	FirstCash, Inc.	28,805
2,740	Navient Corp.	31,702
1,372	Santander Consumer USA Holdings, Inc.	28,990
		89,497
	Containers & Packaging – 1.6%
324	AptarGroup, Inc.	34,470
2,866	Graphic Packaging Holding Co.	36,198
1,768	Owens-Illinois, Inc.	33,557
875	Sealed Air Corp.	40,303
1,291	Silgan Holdings, Inc.	38,252
574	Sonoco Products Co.	35,318
		218,098
	Distributors – 0.3%
238	Pool Corp.	39,263
	Diversified Consumer Services – 0.5%
1,407	H&R Block, Inc.	33,684
887	Service Corp. International	35,613
		69,297
	Diversified Financial Services – 0.5%
2,033	Jefferies Financial Group, Inc.	38,200
Shares	Description	Value

	Diversified Financial Services (Continued)
602	Voya Financial, Inc.	$30,076
		68,276
	Electric Utilities – 1.5%
345	ALLETE, Inc.	28,369
717	Hawaiian Electric Industries, Inc.	29,232
282	IDACORP, Inc.	28,070
868	OGE Energy Corp.	37,428
308	Pinnacle West Capital Corp.	29,439
639	PNM Resources, Inc.	30,250
572	Portland General Electric Co.	29,653
		212,441
	Electrical Equipment – 0.9%
266	Acuity Brands, Inc.	31,923
393	EnerSys	25,608
306	Hubbell, Inc.	36,102
436	Regal Beloit Corp.	35,695
		129,328
	Electronic Equipment, Instruments & Components – 3.0%
844	Avnet, Inc.	36,604
1,999	AVX Corp.	34,663
788	Cognex Corp.	40,078
577	Dolby Laboratories, Inc., Class A	36,334
700	FLIR Systems, Inc.	33,306
1,229	Jabil, Inc.	32,679
177	Littelfuse, Inc.	32,299
671	National Instruments Corp.	29,765
1,133	SYNNEX Corp.	108,077
1,693	Vishay Intertechnology, Inc.	31,270
		415,075
	Energy Equipment & Services – 1.2%
571	Core Laboratories N.V.	39,359
710	Helmerich & Payne, Inc.	39,447
3,289	Patterson-UTI Energy, Inc.	46,112
3,449	RPC, Inc.	39,353
		164,271
	Entertainment – 0.6%
997	Cinemark Holdings, Inc.	39,870
477	World Wrestling Entertainment, Inc., Class A	41,394
		81,264
	Food & Staples Retailing – 0.3%
279	Casey’s General Stores, Inc.	35,927
	Food Products – 0.8%
1,910	Flowers Foods, Inc.	40,721
386	Ingredion, Inc.	36,551

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
200	Lancaster Colony Corp.	$31,338
		108,610
	Gas Utilities – 1.5%
513	National Fuel Gas Co.	31,272
575	New Jersey Resources Corp.	28,629
330	ONE Gas, Inc.	29,380
944	South Jersey Industries, Inc.	30,274
343	Southwest Gas Holdings, Inc.	28,215
355	Spire, Inc.	29,213
492	UGI Corp.	27,267
		204,250
	Health Care Equipment & Supplies – 3.5%
2,023	Cantel Medical Corp.	135,319
1,701	Hill-Rom Holdings, Inc.	180,068
1,537	West Pharmaceutical Services, Inc.	169,377
		484,764
	Health Care Providers & Services – 1.3%
126	Chemed Corp.	40,329
2,441	Encompass Health Corp.	142,554
		182,883
	Hotels, Restaurants & Leisure – 3.5%
1,718	Boyd Gaming Corp.	47,004
499	Choice Hotels International, Inc.	38,792
439	Churchill Downs, Inc.	39,624
223	Cracker Barrel Old Country Store, Inc.	36,039
556	Dunkin’ Brands Group, Inc.	41,756
528	Hyatt Hotels Corp., Class A	38,317
506	Marriott Vacations Worldwide Corp.	47,311
642	Six Flags Entertainment Corp.	31,683
598	Texas Roadhouse, Inc.	37,190
2,286	Wendy’s (The) Co.	40,896
995	Wyndham Destinations, Inc.	40,288
787	Wyndham Hotels & Resorts, Inc.	39,342
		478,242
	Household Durables – 1.2%
984	Leggett & Platt, Inc.	41,544
1,358	PulteGroup, Inc.	37,970
1,072	Toll Brothers, Inc.	38,806
331	Whirlpool Corp.	43,987
		162,307
	Household Products – 0.6%
782	Energizer Holdings, Inc.	35,135
Shares	Description	Value

	Household Products (Continued)
835	Spectrum Brands Holdings, Inc.	$45,742
		80,877
	Independent Power and Renewable Electricity Producers – 0.2%
1,814	AES Corp.	32,797
	Industrial Conglomerates – 0.3%
304	Carlisle Cos., Inc.	37,276
	Insurance – 4.1%
865	American Equity Investment Life Holding Co.	23,372
189	American National Insurance Co.	22,835
270	Assurant, Inc.	25,626
631	Assured Guaranty Ltd.	28,035
467	Axis Capital Holdings Ltd.	25,582
876	Brown & Brown, Inc.	25,851
1,622	CNO Financial Group, Inc.	26,244
181	Erie Indemnity Co., Class A	32,312
111	Everest Re Group Ltd.	23,972
540	First American Financial Corp.	27,810
207	Hanover Insurance Group (The), Inc.	23,633
364	Kemper Corp.	27,715
997	National General Holdings Corp.	23,659
1,174	Old Republic International Corp.	24,560
247	Primerica, Inc.	30,171
172	Reinsurance Group of America, Inc.	24,421
180	RenaissanceRe Holdings Ltd.	25,830
350	RLI Corp.	25,113
397	Selective Insurance Group, Inc.	25,122
822	Unum Group	27,808
28	White Mountains Insurance Group Ltd.	25,913
327	WR Berkley Corp.	27,703
		573,287
	IT Services – 2.8%
676	Booz Allen Hamilton Holding Corp.	39,303
1,129	Genpact Ltd.	39,718
468	MAXIMUS, Inc.	33,219
5,317	Perspecta, Inc.	107,510
1,649	Sabre Corp.	35,272
1,437	Science Applications International Corp.	110,577
1,415	Western Union (The) Co.	26,135
		391,734
	Leisure Products – 0.6%
760	Brunswick Corp.	38,251

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products (Continued)
461	Polaris Industries, Inc.	$38,922
		77,173
	Life Sciences Tools & Services – 3.2%
1,041	Bio-Techne Corp.	206,690
5,059	Bruker Corp.	194,468
388	PerkinElmer, Inc.	37,388
		438,546
	Machinery – 5.1%
548	AGCO Corp.	38,113
695	Allison Transmission Holdings, Inc.	31,219
568	Barnes Group, Inc.	29,201
423	Crane Co.	35,794
703	Donaldson Co., Inc.	35,192
802	Flowserve Corp.	36,202
728	Graco, Inc.	36,051
941	Hillenbrand, Inc.	39,080
631	ITT, Inc.	36,598
424	John Bean Technologies Corp.	38,961
916	Kennametal, Inc.	33,663
386	Lincoln Electric Holdings, Inc.	32,374
255	Nordson Corp.	33,793
497	Oshkosh Corp.	37,340
243	Snap-on, Inc.	38,034
1,106	Terex Corp.	35,536
817	Timken (The) Co.	35,638
546	Toro (The) Co.	37,587
1,480	Trinity Industries, Inc.	32,160
410	Woodward, Inc.	38,905
		711,441
	Media – 1.8%
44	Cable One, Inc.	43,181
1,730	Interpublic Group of (The) Cos., Inc.	36,347
760	John Wiley & Sons, Inc., Class A	33,607
1,601	New York Times (The) Co., Class A	52,593
3,144	News Corp., Class A	39,111
454	Nexstar Media Group, Inc., Class A	49,200
		254,039
	Metals & Mining – 0.8%
3,108	Cleveland-Cliffs, Inc.	31,049
336	Reliance Steel & Aluminum Co.	30,327
280	Royal Gold, Inc.	25,461
1,310	United States Steel Corp.	25,532
		112,369
	Multiline Retail – 0.2%
766	Nordstrom, Inc.	33,995
Shares	Description	Value

	Multi-Utilities – 0.9%
418	Black Hills Corp.	$30,961
1,279	MDU Resources Group, Inc.	33,037
1,035	NiSource, Inc.	29,663
441	NorthWestern Corp.	31,051
		124,712
	Oil, Gas & Consumable Fuels – 2.1%
553	Cimarex Energy Co.	38,655
987	CVR Energy, Inc.	40,664
1,047	Delek US Holdings, Inc.	38,132
1,455	Murphy Oil Corp.	42,631
1,042	PBF Energy, Inc., Class A	32,448
785	Peabody Energy Corp.	22,239
3,557	Range Resources Corp.	39,981
2,199	SM Energy Co.	38,460
		293,210
	Paper & Forest Products – 0.5%
681	Domtar Corp.	33,812
1,372	Louisiana-Pacific Corp.	33,449
		67,261
	Personal Products – 0.2%
576	Nu Skin Enterprises, Inc., Class A	27,567
	Professional Services – 1.1%
327	Insperity, Inc.	40,437
771	Korn Ferry	34,525
471	ManpowerGroup, Inc.	38,947
533	Robert Half International, Inc.	34,730
		148,639
	Real Estate Management & Development – 0.4%
190	Jones Lang LaSalle, Inc.	29,294
1,329	Kennedy-Wilson Holdings, Inc.	28,428
		57,722
	Road & Rail – 0.8%
1,216	Knight-Swift Transportation Holdings, Inc.	39,739
319	Landstar System, Inc.	34,895
633	Ryder System, Inc.	39,240
		113,874
	Semiconductors & Semiconductor Equipment – 5.6%
960	Cabot Microelectronics, Corp.	107,482
7,198	Cypress Semiconductor Corp.	107,394
3,283	Entegris, Inc.	117,170
1,417	MKS Instruments, Inc.	131,852
787	Monolithic Power Systems, Inc.	106,631
2,918	Teradyne, Inc.	116,253

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
326	Universal Display Corp.	$49,829
863	Versum Materials, Inc.	43,417
		780,028
	Software – 4.0%
1,456	Blackbaud, Inc.	116,087
1,912	CDK Global, Inc.	112,464
1,320	j2 Global, Inc.	114,312
1,123	LogMeIn, Inc.	89,952
1,914	Pegasystems, Inc.	124,410
		557,225
	Specialty Retail – 2.3%
849	Aaron’s, Inc.	44,658
1,846	American Eagle Outfitters, Inc.	40,926
670	Foot Locker, Inc.	40,602
1,390	L Brands, Inc.	38,336
885	Penske Automotive Group, Inc.	39,515
1,124	Signet Jewelers Ltd.	30,528
428	Tractor Supply Co.	41,841
708	Williams-Sonoma, Inc.	39,839
		316,245
	Technology Hardware, Storage & Peripherals – 0.4%
1,542	Xerox Corp.	49,313
	Textiles, Apparel & Luxury Goods – 1.9%
433	Carter’s, Inc.	43,642
420	Columbia Sportswear Co.	43,756
2,815	Hanesbrands, Inc.	50,332
341	Ralph Lauren Corp.	44,221
1,166	Steven Madden Ltd.	39,457
1,107	Wolverine World Wide, Inc.	39,553
		260,961
	Thrifts & Mortgage Finance – 0.4%
2,566	New York Community Bancorp, Inc.	29,689
1,476	Radian Group, Inc.	30,612
		60,301
	Trading Companies & Distributors – 0.9%
1,009	Air Lease Corp.	34,659
431	GATX Corp.	32,915
397	MSC Industrial Direct Co., Inc., Class A	32,836
219	Watsco, Inc.	31,363
		131,773
Shares	Description	Value

	Transportation Infrastructure – 0.2%
834	Macquarie Infrastructure Corp.	$34,377
	Water Utilities – 0.2%
768	Aqua America, Inc.	27,986
	Total Common Stocks	12,122,514
	(Cost $12,441,776)
REAL ESTATE INVESTMENT TRUSTS – 12.4%
	Equity Real Estate Investment Trusts – 11.2%
583	American Campus Communities, Inc.	27,739
1,216	American Homes 4 Rent, Class A	27,628
945	Americold Realty Trust	28,832
568	Apartment Investment & Management Co., Class A	28,565
1,693	Apple Hospitality REIT, Inc.	27,596
1,876	Brandywine Realty Trust	29,753
1,644	Brixmor Property Group, Inc.	30,200
274	Camden Property Trust	27,811
1,354	CoreCivic, Inc.	26,335
277	CoreSite Realty Corp.	29,645
1,148	Corporate Office Properties Trust	31,340
3,056	Cousins Properties, Inc.	29,521
841	CubeSmart	26,946
457	CyrusOne, Inc.	23,965
708	Douglas Emmett, Inc.	28,617
263	EastGroup Properties, Inc.	29,361
377	EPR Properties	28,991
249	Equity LifeStyle Properties, Inc.	28,461
204	Federal Realty Investment Trust	28,121
837	First Industrial Realty Trust, Inc.	29,596
748	Gaming and Leisure Properties, Inc.	28,850
1,226	GEO Group (The), Inc.	23,539
849	Healthcare Realty Trust, Inc.	27,261
954	Healthcare Trust of America, Inc., Class A	27,275
624	Highwoods Properties, Inc.	29,191
1,011	Hospitality Properties Trust	26,599
831	Hudson Pacific Properties, Inc.	28,603
694	JBG SMITH Properties	28,697
384	Kilroy Realty Corp.	29,169
1,648	Kimco Realty Corp.	30,488
349	Lamar Advertising Co., Class A	27,662
577	Liberty Property Trust	27,938
260	Life Storage, Inc.	25,290
558	Macerich (The) Co.	24,189
1,502	Medical Properties Trust, Inc.	27,802
319	National Health Investors, Inc.	25,058
498	National Retail Properties, Inc.	27,584
687	Omega Healthcare Investors, Inc.	26,209
1,333	Outfront Media, Inc.	31,192
763	PotlatchDeltic Corp.	28,834

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
184	PS Business Parks, Inc.	$28,857
872	Rayonier, Inc.	27,486
1,472	RLJ Lodging Trust	25,863
362	Ryman Hospitality Properties, Inc.	29,771
1,465	Sabra Health Care REIT, Inc.	28,524
2,061	Senior Housing Properties Trust	24,279
306	SL Green Realty Corp.	27,516
685	Spirit Realty Capital, Inc.	27,215
238	Sun Communities, Inc.	28,208
1,856	Sunstone Hotel Investors, Inc.	26,726
531	Taubman Centers, Inc.	28,079
1,551	Uniti Group, Inc.	17,356
3,376	VEREIT, Inc.	28,257
1,285	VICI Properties, Inc.	28,116
973	Weingarten Realty Investors	28,577
370	WP Carey, Inc.	28,982
		1,554,265
	Mortgage Real Estate Investment Trusts – 1.2%
1,376	AGNC Investment Corp.	24,768
758	Blackstone Mortgage Trust, Inc., Class A	26,196
1,355	Chimera Investment Corp.	25,393
3,614	MFA Financial, Inc.	26,274
1,699	New Residential Investment Corp.	28,730
1,225	Starwood Property Trust, Inc.	27,379
		158,740
	Total Real Estate Investment Trusts	1,713,005
	(Cost $1,642,607)
	Total Investments – 99.9%	13,835,519
	(Cost $14,084,383) (a)
	Net Other Assets and Liabilities – 0.1%	17,302
	Net Assets – 100.0%	$13,852,821

(a)	Aggregate cost for federal income tax purposes was $14,246,260. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $739,329 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,150,070. The net unrealized depreciation was $410,741.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,122,514	$ 12,122,514	$ —	$ —
Real Estate Investment Trusts*	1,713,005	1,713,005	—	—
Total Investments	$ 13,835,519	$ 13,835,519	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 89.4%
	Aerospace & Defense – 1.1%
330	AAR Corp.	$10,729
229	Cubic Corp.	12,879
159	Moog, Inc., Class A	13,825
1,071	Triumph Group, Inc.	20,413
		57,846
	Air Freight & Logistics – 0.3%
225	Forward Air Corp.	14,564
	Airlines – 0.5%
118	Allegiant Travel Co.	15,277
446	Hawaiian Holdings, Inc.	11,708
		26,985
	Auto Components – 0.8%
345	Cooper Tire & Rubber Co.	10,312
167	LCI Industries	12,829
230	Standard Motor Products, Inc.	11,293
407	Tenneco, Inc., Class A	9,019
		43,453
	Automobiles – 0.3%
460	Winnebago Industries, Inc.	14,329
	Banks – 8.1%
207	1st Source Corp.	9,296
263	Ameris Bancorp	9,034
167	BancFirst Corp.	8,709
156	Banner Corp.	8,451
309	Berkshire Hills Bancorp, Inc.	8,417
789	Boston Private Financial Holdings, Inc.	8,647
604	Brookline Bancorp, Inc.	8,698
397	CenterState Bank Corp.	9,453
123	City Holding Co.	9,371
412	CVB Financial Corp.	8,673
222	Enterprise Financial Services Corp.	9,051
238	FB Financial Corp.	7,559
256	First Bancorp	8,899
970	First BanCorp	11,116
340	First Busey Corp.	8,296
691	First Commonwealth Financial Corp.	8,707
228	First Interstate BancSystem, Inc., Class A	9,079
243	First Merchants Corp.	8,955
421	First Midwest Bancorp, Inc.	8,614
267	Great Western Bancorp, Inc.	8,435
190	Heartland Financial USA, Inc.	8,103
281	Heritage Financial Corp.	8,469
468	Hilltop Holdings, Inc.	8,541
704	Hope Bancorp, Inc.	9,208
119	Independent Bank Corp.	9,640
182	Independent Bank Group, Inc.	9,335
208	Lakeland Financial Corp.	9,406
Shares	Description	Value

	Banks (Continued)
260	LegacyTexas Financial Group, Inc.	$9,721
563	Live Oak Bancshares, Inc.	8,225
270	National Bank Holdings Corp., Class A	8,980
241	NBT Bancorp, Inc.	8,678
426	Opus Bank	8,435
98	Park National Corp.	9,285
276	Renasant Corp.	9,343
221	S&T Bancorp, Inc.	8,736
266	Sandy Spring Bancorp, Inc.	8,320
262	ServisFirst Bancshares, Inc.	8,845
346	Simmons First National Corp., Class A	8,470
263	Southside Bancshares, Inc.	8,739
111	Tompkins Financial Corp.	8,444
348	Towne Bank/Portsmouth VA	8,613
247	TriCo Bancshares	9,705
294	Trustmark Corp.	9,887
296	Union Bankshares Corp.	9,570
389	United Community Banks, Inc.	9,698
227	WesBanco, Inc.	9,023
150	Westamerica Bancorporation	9,270
		420,149
	Beverages – 0.6%
63	Coca-Cola Bottling Co. Consolidated	18,133
195	MGP Ingredients, Inc.	15,044
		33,177
	Building Products – 1.1%
351	AAON, Inc.	16,209
508	Advanced Drainage Systems, Inc.	13,091
413	Apogee Enterprises, Inc.	15,484
474	Universal Forest Products, Inc.	14,168
		58,952
	Capital Markets – 2.0%
377	Artisan Partners Asset Management, Inc., Class A	9,489
243	Cohen & Steers, Inc.	10,272
314	Federated Investors, Inc., Class B	9,203
226	Hamilton Lane, Inc., Class A	9,849
227	Houlihan Lokey, Inc.	10,408
243	Moelis & Co., Class A	10,111
127	Piper Jaffray Cos.	9,250
215	PJT Partners, Inc., Class A	8,987
324	Virtu Financial, Inc., Class A	7,695
462	Waddell & Reed Financial, Inc., Class A	7,988
1,255	WisdomTree Investments, Inc.	8,860
		102,112

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.5%
99	Chase Corp.	$9,161
232	HB Fuller Co.	11,285
160	Innospec, Inc.	13,336
860	Kronos Worldwide, Inc.	12,057
193	Minerals Technologies, Inc.	11,346
56	Quaker Chemical Corp.	11,219
134	Stepan Co.	11,728
		80,132
	Commercial Services & Supplies – 5.1%
383	ABM Industries, Inc.	13,922
1,643	ACCO Brands Corp.	14,064
283	Brady Corp., Class A	13,134
918	Covanta Holding Corp.	15,891
320	Deluxe Corp.	13,991
368	Herman Miller, Inc.	12,946
314	HNI Corp.	11,395
782	Interface, Inc.	11,980
676	Knoll, Inc.	12,783
290	Matthews International Corp., Class A	10,716
239	McGrath RentCorp	13,520
388	Mobile Mini, Inc.	13,169
351	Multi-Color Corp.	17,511
6,256	Pitney Bowes, Inc.	42,979
751	Steelcase, Inc., Class A	10,927
86	UniFirst Corp.	13,201
196	US Ecology, Inc.	10,972
246	Viad Corp.	13,847
		266,948
	Communications Equipment – 1.7%
557	InterDigital, Inc.	36,751
1,117	Plantronics, Inc.	51,505
		88,256
	Construction & Engineering – 1.1%
282	Comfort Systems USA, Inc.	14,774
306	Granite Construction, Inc.	13,204
811	KBR, Inc.	15,482
644	Primoris Services Corp.	13,318
		56,778
	Consumer Finance – 0.2%
159	Nelnet, Inc., Class A	8,756
	Containers & Packaging – 0.3%
332	Greif, Inc., Class A	13,695
	Distributors – 0.4%
507	Core-Mark Holding Co., Inc.	18,825
Shares	Description	Value

	Diversified Consumer Services – 0.5%
18	Graham Holdings Co., Class B	$12,297
104	Strategic Education, Inc.	13,656
		25,953
	Diversified Telecommunication Services – 1.1%
272	ATN International, Inc.	15,338
818	Cogent Communications Holdings, Inc.	44,377
		59,715
	Electric Utilities – 0.7%
214	El Paso Electric Co.	12,587
179	MGE Energy, Inc.	12,167
248	Otter Tail Corp.	12,355
		37,109
	Electrical Equipment – 0.5%
305	AZZ, Inc.	12,484
245	Encore Wire Corp.	14,019
		26,503
	Electronic Equipment, Instruments & Components – 1.6%
250	Badger Meter, Inc.	13,910
295	Belden, Inc.	15,841
581	Benchmark Electronics, Inc.	15,251
476	CTS Corp.	13,980
702	KEMET Corp.	11,913
529	Methode Electronics, Inc.	15,225
		86,120
	Energy Equipment & Services – 3.4%
4,205	Archrock, Inc.	41,125
2,432	Liberty Oilfield Services, Inc., Class A	37,428
1,752	Mammoth Energy Services, Inc.	29,171
15,748	Nabors Industries Ltd.	54,173
974	US Silica Holdings, Inc.	16,909
		178,806
	Food & Staples Retailing – 0.4%
199	PriceSmart, Inc.	11,717
247	Weis Markets, Inc.	10,080
		21,797
	Food Products – 1.6%
385	B&G Foods, Inc.	9,402
153	Calavo Growers, Inc.	12,829
263	Cal-Maine Foods, Inc.	11,738
394	Fresh Del Monte Produce, Inc.	10,650
77	J&J Snack Foods Corp.	12,231
112	Sanderson Farms, Inc.	14,766

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
344	Tootsie Roll Industries, Inc.	$12,810
		84,426
	Gas Utilities – 0.5%
132	Chesapeake Utilities Corp.	12,040
178	Northwest Natural Holding Co.	11,682
		23,722
	Health Care Equipment & Supplies – 4.1%
117	Atrion Corp.	102,805
1,354	CONMED Corp.	112,626
		215,431
	Health Care Providers & Services – 8.5%
2,241	Ensign Group (The), Inc.	114,717
1,108	National HealthCare Corp.	84,075
13,730	Owens & Minor, Inc.	56,293
4,421	Patterson Cos., Inc.	96,599
849	US Physical Therapy, Inc.	89,170
		440,854
	Hotels, Restaurants & Leisure – 2.8%
233	BJ’s Restaurants, Inc.	11,016
658	Bloomin’ Brands, Inc.	13,456
268	Brinker International, Inc.	11,894
271	Cheesecake Factory (The), Inc.	13,257
264	Dave & Buster’s Entertainment, Inc.	13,166
175	Dine Brands Global, Inc.	15,976
269	International Speedway Corp., Class A	11,736
152	Jack in the Box, Inc.	12,321
296	Papa John’s International, Inc.	15,673
580	Red Rock Resorts, Inc., Class A	14,993
183	Wingstop, Inc.	13,914
		147,402
	Household Durables – 0.9%
583	KB Home	14,091
402	La-Z-Boy, Inc.	13,262
427	MDC Holdings, Inc.	12,408
353	Tupperware Brands Corp.	9,030
		48,791
	Household Products – 0.2%
61	WD-40 Co.	10,336
	Independent Power and Renewable Electricity Producers – 0.5%
205	Ormat Technologies, Inc.	11,306
Shares	Description	Value

	Independent Power and Renewable Electricity Producers (Continued)
576	Pattern Energy Group, Inc., Class A	$12,672
		23,978
	Industrial Conglomerates – 0.2%
340	Raven Industries, Inc.	13,046
	Insurance – 2.0%
147	AMERISAFE, Inc.	8,732
124	Argo Group International Holdings Ltd.	8,762
199	Employers Holdings, Inc.	7,982
127	FBL Financial Group, Inc., Class A	7,965
223	Horace Mann Educators Corp.	7,852
228	James River Group Holdings, Ltd.	9,138
150	Kinsale Capital Group, Inc.	10,285
161	Mercury General Corp.	8,061
28	National Western Life Group, Inc., Class A	7,349
206	ProAssurance Corp.	7,130
102	Safety Insurance Group, Inc.	8,888
150	United Fire Group, Inc.	6,557
220	Universal Insurance Holdings, Inc.	6,820
		105,521
	Internet & Direct Marketing Retail – 0.9%
1,027	Shutterstock, Inc.	47,889
	IT Services – 3.5%
1,164	CSG Systems International, Inc.	49,237
429	EVERTEC, Inc.	11,931
235	ManTech International Corp., Class A	12,695
2,963	NIC, Inc.	50,638
2,833	Presidio, Inc.	41,928
431	TTEC Holdings, Inc.	15,615
		182,044
	Leisure Products – 0.5%
529	Acushnet Holdings Corp.	12,241
728	Callaway Golf Co.	11,597
		23,838
	Life Sciences Tools & Services – 1.7%
3,761	Luminex Corp.	86,541
	Machinery – 5.6%
587	Actuant Corp., Class A	14,305
159	Alamo Group, Inc.	15,890

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
197	Albany International Corp., Class A	$14,103
490	Altra Industrial Motion Corp.	15,215
408	Astec Industries, Inc.	15,406
343	Douglas Dynamics, Inc.	13,058
205	EnPro Industries, Inc.	13,212
187	ESCO Technologies, Inc.	12,535
619	Federal Signal Corp.	16,088
287	Franklin Electric Co., Inc.	14,663
311	Greenbrier (The) Cos., Inc.	10,024
151	Kadant, Inc.	13,282
527	Mueller Industries, Inc.	16,516
1,353	Mueller Water Products, Inc., Class A	13,584
1,640	REV Group, Inc.	17,958
183	Standex International Corp.	13,432
371	Sun Hydraulics Corp.	17,255
236	Tennant Co.	14,653
941	Wabash National Corp.	12,751
191	Watts Water Technologies, Inc., Class A	15,437
		289,367
	Marine – 0.3%
385	Matson, Inc.	13,895
	Media – 2.0%
954	Emerald Expositions Events, Inc.	12,116
2,063	Entercom Communications Corp., Class A	10,831
1,381	Gannett Co., Inc.	14,556
227	Meredith Corp.	12,544
1,018	New Media Investment Group, Inc.	10,689
293	Scholastic Corp.	11,650
447	Sinclair Broadcast Group, Inc., Class A	17,200
1,084	TEGNA, Inc.	15,284
		104,870
	Metals & Mining – 1.8%
278	Carpenter Technology Corp.	12,746
619	Commercial Metals Co.	10,573
238	Compass Minerals International, Inc.	12,940
4,200	Hecla Mining Co.	9,660
111	Kaiser Aluminum Corp.	11,625
274	Materion Corp.	15,635
411	Warrior Met Coal, Inc.	12,494
285	Worthington Industries, Inc.	10,636
		96,309
	Multiline Retail – 0.6%
407	Big Lots, Inc.	15,474
195	Dillard’s, Inc., Class A	14,044
		29,518
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 1.2%
119	Arch Coal, Inc., Class A	$10,861
2,286	SemGroup Corp., Class A	33,695
575	World Fuel Services Corp.	16,612
		61,168
	Paper & Forest Products – 0.8%
516	Boise Cascade Co.	13,808
168	Neenah, Inc.	10,813
445	Schweitzer-Mauduit International, Inc.	17,230
		41,851
	Personal Products – 0.5%
170	Inter Parfums, Inc.	12,898
89	Medifast, Inc.	11,352
		24,250
	Professional Services – 0.5%
243	Exponent, Inc.	14,026
190	ICF International, Inc.	14,455
		28,481
	Real Estate Management & Development – 0.3%
568	Realogy Holdings Corp.	6,475
157	RMR Group (The), Inc., Class A	9,574
		16,049
	Road & Rail – 1.3%
359	ArcBest Corp.	11,054
673	Heartland Express, Inc.	12,975
761	Marten Transport Ltd.	13,569
660	Schneider National, Inc., Class B	13,893
417	Werner Enterprises, Inc.	14,240
		65,731
	Semiconductors & Semiconductor Equipment – 1.6%
1,412	Brooks Automation, Inc.	41,414
606	Power Integrations, Inc.	42,384
		83,798
	Software – 2.4%
869	Ebix, Inc.	42,902
1,042	Progress Software Corp.	46,234
3,929	TiVo Corp.	36,618
		125,754
	Specialty Retail – 3.5%
587	Abercrombie & Fitch Co., Class A	16,090
1,040	Bed Bath & Beyond, Inc.	17,670
609	Buckle (The), Inc.	11,400
423	Caleres, Inc.	10,444

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,096	Chico’s FAS, Inc.	$8,950
131	Children’s Place (The), Inc.	12,744
377	Dick’s Sporting Goods, Inc.	13,877
477	DSW, Inc., Class A (a)	10,599
933	GameStop Corp., Class A	9,479
223	Group 1 Automotive, Inc.	14,428
567	Guess?, Inc.	11,113
154	Lithia Motors, Inc., Class A	14,283
171	Monro, Inc.	14,795
4,565	Office Depot, Inc.	16,571
		182,443
	Textiles, Apparel & Luxury Goods – 0.2%
157	Oxford Industries, Inc.	11,816
	Thrifts & Mortgage Finance – 1.4%
653	Capitol Federal Financial, Inc.	8,718
651	Kearny Financial Corp.	8,378
493	Northwest Bancshares, Inc.	8,366
371	OceanFirst Financial Corp.	8,926
346	Provident Financial Services, Inc.	8,958
193	Walker & Dunlop, Inc.	9,826
312	Washington Federal, Inc.	9,014
220	WSFS Financial Corp.	8,492
		70,678
	Tobacco – 0.5%
206	Universal Corp.	11,872
1,145	Vector Group Ltd.	12,354
		24,226
	Trading Companies & Distributors – 2.3%
714	Aircastle, Ltd.	14,451
228	Applied Industrial Technologies, Inc.	13,559
603	H&E Equipment Services, Inc.	15,141
220	Kaman Corp.	12,857
357	Rush Enterprises, Inc., Class A	14,926
1,548	Systemax, Inc.	35,047
396	Triton International Ltd.	12,316
		118,297
	Water Utilities – 0.7%
160	American States Water Co.	11,408
225	California Water Service Group	12,213
193	SJW Group	11,916
		35,537
	Wireless Telecommunication Services – 0.7%
440	Shenandoah Telecommunications Co.	19,518
Shares	Description	Value

	Wireless Telecommunication Services (Continued)
598	Telephone & Data Systems, Inc.	$18,377
		37,895
	Total Common Stocks	4,656,712
	(Cost $4,894,642)
REAL ESTATE INVESTMENT TRUSTS – 9.9%
	Equity Real Estate Investment Trusts – 8.5%
350	Acadia Realty Trust	9,544
141	Agree Realty Corp.	9,777
27	Alexander’s, Inc.	10,157
208	American Assets Trust, Inc.	9,539
452	CareTrust REIT, Inc.	10,604
343	Chesapeake Lodging Trust	9,539
431	Columbia Property Trust, Inc.	9,702
961	CorePoint Lodging, Inc.	10,734
919	DiamondRock Hospitality Co.	9,953
532	Easterly Government Properties, Inc.	9,581
586	Empire State Realty Trust, Inc., Class A	9,259
450	Four Corners Property Trust, Inc.	13,320
284	Getty Realty Corp.	9,097
474	Global Net Lease, Inc.	8,959
438	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,230
424	Industrial Logistics Properties Trust	8,552
592	Kite Realty Group Trust	9,466
1,016	Lexington Realty Trust	9,205
200	LTC Properties, Inc.	9,160
426	Mack-Cali Realty Corp.	9,457
673	Monmouth Real Estate Investment Corp.	8,870
315	National Storage Affiliates Trust	8,981
1,215	Office Properties Income Trust	33,583
295	Pebblebrook Hotel Trust	9,163
521	Physicians Realty Trust	9,800
490	Piedmont Office Realty Trust, Inc., Class A	10,216
225	QTS Realty Trust, Inc., Class A	10,123
525	Retail Opportunity Investments Corp.	9,103
769	Retail Properties of America, Inc.	9,374
283	Rexford Industrial Realty, Inc.	10,134
698	RPT Realty	8,383
177	Saul Centers, Inc.	9,092
258	Seritage Growth Properties	11,466
754	SITE Centers Corp.	10,269
335	STAG Industrial, Inc.	9,933
858	Summit Hotel Properties, Inc.	9,790
413	Tanger Factory Outlet Centers, Inc.	8,665
237	Terreno Realty Corp.	9,963

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
404	Tier REIT, Inc.	$11,579
502	Urban Edge Properties	9,538
1,717	Washington Prime Group, Inc.	9,701
363	Washington Real Estate Investment Trust	10,302
485	Xenia Hotels & Resorts, Inc.	10,626
		445,489
	Mortgage Real Estate Investment Trusts – 1.4%
501	Apollo Commercial Real Estate Finance, Inc.	9,118
528	Colony Credit Real Estate, Inc.	8,268
576	Invesco Mortgage Capital, Inc.	9,101
436	KKR Real Estate Finance Trust, Inc.	8,729
544	Ladder Capital Corp.	9,259
448	PennyMac Mortgage Investment Trust	9,278
554	Redwood Trust, Inc.	8,947
650	Two Harbors Investment Corp.	8,795
		71,495
	Total Real Estate Investment Trusts	516,984
	(Cost $507,748)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
673	TCG BDC, Inc.	9,745
	(Cost $10,609)
	Total Investments – 99.5%	5,183,441
	(Cost $5,412,999) (b)
	Net Other Assets and Liabilities – 0.5%	26,982
	Net Assets – 100.0%	$5,210,423

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $5,520,982. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $358,708 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $696,249. The net unrealized depreciation was $337,541.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,656,712	$ 4,656,712	$ —	$ —
Real Estate Investment Trusts*	516,984	516,984	—	—
Common Stocks - Business Development Companies*	9,745	9,745	—	—
Total Investments	$ 5,183,441	$ 5,183,441	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
March 31, 2019
Shares	Description	Value
COMMON STOCKS – 91.3%
	Aerospace & Defense – 2.5%
40	Boeing (The) Co.	$15,257
92	General Dynamics Corp.	15,574
209	Harris Corp.	33,379
74	Lockheed Martin Corp.	22,212
47	Northrop Grumman Corp.	12,671
90	Raytheon Co.	16,387
154	United Technologies Corp.	19,849
		135,329
	Air Freight & Logistics – 0.7%
164	CH Robinson Worldwide, Inc.	14,266
235	United Parcel Service, Inc., Class B	26,259
		40,525
	Airlines – 0.4%
452	Delta Air Lines, Inc.	23,346
	Auto Components – 0.3%
180	BorgWarner, Inc.	6,914
59	Lear Corp.	8,007
		14,921
	Automobiles – 0.8%
3,275	Ford Motor Co.	28,755
434	General Motors Co.	16,101
		44,856
	Banks – 3.4%
305	Bank of America Corp.	8,415
276	BB&T Corp.	12,842
195	Citigroup, Inc.	12,133
380	Citizens Financial Group, Inc.	12,350
134	Comerica, Inc.	9,825
459	Fifth Third Bancorp	11,576
1,206	Huntington Bancshares, Inc.	15,292
97	JPMorgan Chase & Co.	9,819
887	KeyCorp	13,970
60	M&T Bank Corp.	9,421
85	PNC Financial Services Group (The), Inc.	10,426
881	Regions Financial Corp.	12,466
242	SunTrust Banks, Inc.	14,339
220	US Bancorp	10,602
265	Wells Fargo & Co.	12,805
215	Zions Bancorp N.A.	9,763
		186,044
	Beverages – 0.8%
222	Coca-Cola (The) Co.	10,403
427	Keurig Dr Pepper, Inc.	11,943
166	Molson Coors Brewing Co., Class B	9,902
94	PepsiCo, Inc.	11,520
		43,768
Shares	Description	Value

	Biotechnology – 3.9%
974	AbbVie, Inc.	$78,495
291	Amgen, Inc.	55,284
1,221	Gilead Sciences, Inc.	79,377
		213,156
	Building Products – 0.5%
726	Johnson Controls International PLC	26,818
	Capital Markets – 2.8%
111	Ameriprise Financial, Inc.	14,219
161	Bank of New York Mellon (The) Corp.	8,119
27	BlackRock, Inc.	11,539
370	Franklin Resources, Inc.	12,262
39	Goldman Sachs Group (The), Inc.	7,487
1,456	Invesco, Ltd.	28,115
565	KKR & Co., Inc., Class A	13,272
240	Morgan Stanley	10,128
87	Nasdaq, Inc.	7,612
95	Northern Trust Corp.	8,589
154	State Street Corp.	10,135
112	T Rowe Price Group, Inc.	11,213
132	TD Ameritrade Holding Corp.	6,599
		149,289
	Chemicals – 1.1%
49	Air Products & Chemicals, Inc.	9,357
72	Celanese Corp.	7,100
180	CF Industries Holdings, Inc.	7,358
151	DowDuPont, Inc.	8,050
122	Eastman Chemical Co.	9,257
45	International Flavors & Fragrances, Inc.	5,796
164	LyondellBasell Industries N.V., Class A	13,789
		60,707
	Commercial Services & Supplies – 0.5%
170	Republic Services, Inc.	13,665
144	Waste Management, Inc.	14,963
		28,628
	Communications Equipment – 1.0%
1,026	Cisco Systems, Inc.	55,394
	Consumer Finance – 0.8%
374	Ally Financial, Inc.	10,281
96	Capital One Financial Corp.	7,842
147	Discover Financial Services	10,461
449	Synchrony Financial	14,323
		42,907

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging – 1.4%
71	Avery Dennison Corp.	$8,023
335	International Paper Co.	15,501
264	Packaging Corp. of America	26,236
751	WestRock Co.	28,801
		78,561
	Distributors – 0.2%
100	Genuine Parts Co.	11,203
	Diversified Telecommunication Services – 1.9%
1,074	AT&T, Inc.	33,680
4,097	CenturyLink, Inc.	49,123
329	Verizon Communications, Inc.	19,454
		102,257
	Electric Utilities – 1.9%
141	Alliant Energy Corp.	6,645
85	American Electric Power Co., Inc.	7,119
91	Duke Energy Corp.	8,190
141	Edison International	8,731
91	Entergy Corp.	8,702
101	Evergy, Inc.	5,863
90	Eversource Energy	6,385
127	Exelon Corp.	6,366
192	FirstEnergy Corp.	7,989
27	NextEra Energy, Inc.	5,220
384	PPL Corp.	12,188
232	Southern (The) Co.	11,990
117	Xcel Energy, Inc.	6,577
		101,965
	Electrical Equipment – 1.3%
344	Eaton Corp. PLC	27,713
335	Emerson Electric Co.	22,937
99	Rockwell Automation, Inc.	17,371
		68,021
	Electronic Equipment, Instruments & Components – 1.0%
1,187	Corning, Inc.	39,289
185	TE Connectivity Ltd.	14,939
		54,228
	Energy Equipment & Services – 0.9%
514	Baker Hughes a GE Co.	14,248
336	Halliburton Co.	9,845
506	Schlumberger Ltd.	22,046
		46,139
	Entertainment – 0.5%
1,042	Viacom, Inc., Class B	29,249
Shares	Description	Value

	Food & Staples Retailing – 1.4%
602	Kroger (The) Co.	$14,809
322	Sysco Corp.	21,497
310	Walgreens Boots Alliance, Inc.	19,614
205	Walmart, Inc.	19,993
		75,913
	Food Products – 2.7%
255	Archer-Daniels-Midland Co.	10,998
219	Bunge Ltd.	11,622
411	Campbell Soup Co.	15,672
595	Conagra Brands, Inc.	16,505
412	General Mills, Inc.	21,321
76	Hershey (The) Co.	8,727
119	JM Smucker (The) Co.	13,864
216	Kellogg Co.	12,394
431	Kraft Heinz (The) Co.	14,072
191	Mondelez International, Inc., Class A	9,535
151	Tyson Foods, Inc., Class A	10,484
		145,194
	Gas Utilities – 0.1%
44	Atmos Energy Corp.	4,529
	Health Care Equipment & Supplies – 0.8%
486	Medtronic PLC	44,265
	Health Care Providers & Services – 2.1%
239	AmerisourceBergen Corp.	19,005
817	Cardinal Health, Inc.	39,339
614	Quest Diagnostics, Inc.	55,211
		113,555
	Hotels, Restaurants & Leisure – 4.8%
690	Carnival Corp.	34,997
237	Darden Restaurants, Inc.	28,788
952	Las Vegas Sands Corp.	58,034
114	McDonald’s Corp.	21,649
701	MGM Resorts International	17,988
234	Royal Caribbean Cruises Ltd.	26,821
274	Starbucks Corp.	20,369
106	Vail Resorts, Inc.	23,034
241	Wynn Resorts Ltd.	28,756
		260,436
	Household Durables – 0.5%
167	Garmin Ltd.	14,420
850	Newell Brands, Inc.	13,039
		27,459
	Household Products – 0.8%
51	Clorox (The) Co.	8,184
150	Colgate-Palmolive Co.	10,281

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products (Continued)
99	Kimberly-Clark Corp.	$12,266
107	Procter & Gamble (The) Co.	11,133
		41,864
	Industrial Conglomerates – 1.4%
92	3M Co.	19,116
4,121	General Electric Co.	41,169
107	Honeywell International, Inc.	17,004
		77,289
	Insurance – 2.9%
171	Aflac, Inc.	8,550
92	Allstate (The) Corp.	8,665
282	American International Group, Inc.	12,143
104	Arthur J. Gallagher & Co.	8,122
60	Chubb Ltd.	8,405
121	Cincinnati Financial Corp.	10,394
416	Fidelity National Financial, Inc.	15,205
191	Hartford Financial Services Group (The), Inc.	9,496
177	Lincoln National Corp.	10,390
337	MetLife, Inc.	14,346
369	Principal Financial Group, Inc.	18,520
106	Progressive (The) Corp.	7,642
186	Prudential Financial, Inc.	17,090
72	Travelers (The) Cos., Inc.	9,875
		158,843
	IT Services – 3.7%
82	Accenture PLC, Class A	14,434
100	Automatic Data Processing, Inc.	15,974
724	International Business Machines Corp.	102,156
694	Leidos Holdings, Inc.	44,479
315	Paychex, Inc.	25,263
		202,306
	Leisure Products – 0.2%
122	Hasbro, Inc.	10,372
	Machinery – 2.5%
125	Caterpillar, Inc.	16,936
152	Cummins, Inc.	23,996
231	Dover Corp.	21,668
136	Illinois Tool Works, Inc.	19,520
145	Ingersoll-Rand PLC	15,653
217	PACCAR, Inc.	14,786
81	Parker-Hannifin Corp.	13,901
57	Stanley Black & Decker, Inc.	7,762
		134,222
	Media – 0.9%
564	Comcast Corp., Class A	22,549
Shares	Description	Value

	Media (Continued)
385	Omnicom Group, Inc.	$28,101
		50,650
	Metals & Mining – 0.3%
162	Nucor Corp.	9,452
236	Steel Dynamics, Inc.	8,324
		17,776
	Multiline Retail – 2.0%
465	Kohl’s Corp.	31,978
1,465	Macy’s, Inc.	35,204
496	Target Corp.	39,809
		106,991
	Multi-Utilities – 1.2%
81	Ameren Corp.	5,958
261	Centerpoint Energy, Inc.	8,013
109	CMS Energy Corp.	6,054
92	Consolidated Edison, Inc.	7,802
122	Dominion Energy, Inc.	9,352
55	DTE Energy Co.	6,861
125	Public Service Enterprise Group, Inc.	7,426
57	Sempra Energy	7,174
86	WEC Energy Group, Inc.	6,801
		65,441
	Oil, Gas & Consumable Fuels – 4.9%
180	Anadarko Petroleum Corp.	8,187
479	Apache Corp.	16,602
125	Chevron Corp.	15,398
99	ConocoPhillips	6,607
229	Exxon Mobil Corp.	18,503
201	Hess Corp.	12,106
166	HollyFrontier Corp.	8,179
1,010	Kinder Morgan, Inc.	20,210
174	Marathon Petroleum Corp.	10,414
402	Noble Energy, Inc.	9,942
271	Occidental Petroleum Corp.	17,940
367	ONEOK, Inc.	25,631
137	Phillips 66	13,038
925	Targa Resources Corp.	38,434
187	Valero Energy Corp.	15,863
921	Williams (The) Cos., Inc.	26,451
		263,505
	Personal Products – 0.8%
3,712	Coty, Inc., Class A	42,688
	Pharmaceuticals – 7.2%
337	Allergan PLC	49,340
1,249	Bristol-Myers Squibb Co.	59,590
352	Eli Lilly & Co.	45,675
445	Johnson & Johnson	62,207
714	Merck & Co., Inc.	59,383
1,060	Perrigo Co. PLC	51,050

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
1,517	Pfizer, Inc.	$64,427
		391,672
	Road & Rail – 0.6%
84	Norfolk Southern Corp.	15,699
99	Union Pacific Corp.	16,553
		32,252
	Semiconductors & Semiconductor Equipment – 9.8%
386	Analog Devices, Inc.	40,634
982	Applied Materials, Inc.	38,946
162	Broadcom, Inc.	48,715
820	Intel Corp.	44,034
534	KLA-Tencor Corp.	63,765
309	Lam Research Corp.	55,314
1,025	Maxim Integrated Products, Inc.	54,500
424	Microchip Technology, Inc.	35,175
1,129	QUALCOMM, Inc.	64,387
469	Skyworks Solutions, Inc.	38,683
444	Texas Instruments, Inc.	47,095
		531,248
	Specialty Retail – 2.6%
519	Best Buy Co., Inc.	36,880
1,241	Gap (The), Inc.	32,489
116	Home Depot (The), Inc.	22,259
180	Lowe’s Cos., Inc.	19,705
279	Tiffany & Co.	29,449
		140,782
	Technology Hardware, Storage & Peripherals – 6.5%
3,235	Hewlett Packard Enterprise Co.	49,916
2,004	HP, Inc.	38,938
507	NetApp, Inc.	35,155
2,547	Seagate Technology PLC	121,976
2,202	Western Digital Corp.	105,828
		351,813
	Textiles, Apparel & Luxury Goods – 0.4%
379	Tapestry, Inc.	12,314
119	VF Corp.	10,342
		22,656
	Tobacco – 0.9%
392	Altria Group, Inc.	22,513
321	Philip Morris International, Inc.	28,373
		50,886
	Trading Companies & Distributors – 0.6%
346	Fastenal Co.	22,251
Shares	Description	Value

	Trading Companies & Distributors (Continued)
41	WW Grainger, Inc.	$12,338
		34,589
	Water Utilities – 0.1%
41	American Water Works Co., Inc.	4,275
	Total Common Stocks	4,960,782
	(Cost $5,038,218)
REAL ESTATE INVESTMENT TRUSTS – 8.2%
	Equity Real Estate Investment Trusts – 7.4%
96	Alexandria Real Estate Equities, Inc.	13,686
44	American Tower Corp.	8,671
66	AvalonBay Communities, Inc.	13,248
95	Boston Properties, Inc.	12,719
124	Crown Castle International Corp.	15,872
122	Digital Realty Trust, Inc.	14,518
416	Duke Realty Corp.	12,721
25	Equinix, Inc.	11,329
170	Equity Residential	12,805
42	Essex Property Trust, Inc.	12,148
141	Extra Space Storage, Inc.	14,369
651	HCP, Inc.	20,376
987	Host Hotels & Resorts, Inc.	18,654
374	Invitation Homes, Inc.	9,100
775	Iron Mountain, Inc.	27,482
140	Mid-America Apartment Communities, Inc.	15,306
191	Prologis, Inc.	13,743
67	Public Storage	14,591
227	Realty Income Corp.	16,698
221	Regency Centers Corp.	14,915
96	Simon Property Group, Inc.	17,492
281	UDR, Inc.	12,774
316	Ventas, Inc.	20,164
225	Vornado Realty Trust	15,174
247	Welltower, Inc.	19,167
947	Weyerhaeuser Co.	24,944
		402,666
	Mortgage Real Estate Investment Trusts – 0.8%
4,267	Annaly Capital Management, Inc.	42,627
	Total Real Estate Investment Trusts	445,293
	(Cost $427,271)
	Total Investments – 99.5%	5,406,075
	(Cost $5,465,489) (a)
	Net Other Assets and Liabilities – 0.5%	27,453
	Net Assets – 100.0%	$5,433,528

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2019

(a)	Aggregate cost for federal income tax purposes was $5,518,865. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $238,657 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $351,447. The net unrealized depreciation was $112,790.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,960,782	$ 4,960,782	$ —	$ —
Real Estate Investment Trusts*	445,293	445,293	—	—
Total Investments	$ 5,406,075	$ 5,406,075	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2019
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 24,587,667	$ 12,730,515	$ 18,766,263
Cash	—	23,048	14,471
Foreign currency	14,840	165	—
Receivables:
Dividends	143,505	12,390	27,290
Dividend reclaims	25,598	416	1,113
Investment securities sold	—	—	—
Total Assets	24,771,610	12,766,534	18,809,137
LIABILITIES:
Due to custodian	30,647	—	—
Payables:
Investment advisory fees	13,631	7,631	9,493
Fund shares redeemed	—	—	—
Deferred foreign capital gains tax	—	35,414	—
Total Liabilities	44,278	43,045	9,493
NET ASSETS	$24,727,332	$12,723,489	$18,799,644
NET ASSETS consist of:
Paid-in capital	$ 25,615,855	$ 12,993,401	$ 19,198,180
Par value	5,000	2,500	8,500
Accumulated distributable earnings (loss)	(893,523)	(272,412)	(407,036)
NET ASSETS	$24,727,332	$12,723,489	$18,799,644
NET ASSET VALUE, per share	$49.45	$50.89	$22.12
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	250,002	850,002
Investments, at cost	$24,816,977	$12,529,959	$18,777,930
Foreign currency, at cost (proceeds)	$14,841	$165	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 13,835,519	$ 5,183,441	$ 5,406,075
3,160	21,090	15,951
—	—	—

24,394	8,566	13,188
121	—	604
1,062,823	—	—
14,926,017	5,213,097	5,435,818

—	—	—

7,602	2,674	2,290
1,065,594	—	—
—	—	—
1,073,196	2,674	2,290
$ 13,852,821	$ 5,210,423	$ 5,433,528

$ 14,399,552	$ 5,704,163	$ 5,881,366
6,500	2,500	2,500
(553,231)	(496,240)	(450,338)
$ 13,852,821	$ 5,210,423	$ 5,433,528
$21.31	$20.84	$21.73
650,002	250,002	250,002
$14,084,383	$5,412,999	$5,465,489
$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2019
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 730,835	$ 184,961	$ 430,151
Interest	701	669	520
Foreign withholding tax	(72,101)	(20,287)	(110)
Other	16	11	53
Total investment income	659,451	165,354	430,614
EXPENSES:
Investment advisory fees	144,379	44,410	111,322
Total expenses	144,379	44,410	111,322
NET INVESTMENT INCOME (LOSS)	515,072	120,944	319,292
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(729,946)	(344,364)	(436,237)
In-kind redemptions	141,784	273,518	859,203
Foreign currency transactions	(1,759)	2,393	—
Foreign capital gains tax	(2,094)	1,436	—
Net realized gain (loss)	(592,015)	(67,017)	422,966
Net change in unrealized appreciation (depreciation) on:
Investments	(245,996)	(233,660)	(155,835)
Foreign currency translation	(1,977)	(128)	—
Deferred foreign capital gains tax	—	(35,414)	—
Net change in unrealized appreciation (depreciation)	(247,973)	(269,202)	(155,835)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(839,988)	(336,219)	267,131
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(324,916)	$(215,275)	$ 586,423

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$237,144	$135,260	$175,893
364	196	242
(237)	(11)	(124)
134	65	21
237,405	135,510	176,032

61,819	28,562	25,319
61,819	28,562	25,319
175,586	106,948	150,713

(251,170)	(230,780)	(420,092)
298,374	288,540	246,899
—	—	—
—	—	—
47,204	57,760	(173,193)

(55,814)	(78,303)	377,815
—	—	—
—	—	—
(55,814)	(78,303)	377,815
(8,610)	(20,543)	204,622
$166,976	$86,405	$355,335
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
OPERATIONS:
Net investment income (loss)	$ 515,072	$ 105,820	$ 120,944	$ 75,725	$ 319,292	$ 140,799
Net realized gain (loss)	(592,015)	(6,059)	(67,017)	179,267	422,966	316,108
Net change in unrealized appreciation (depreciation)	(247,973)	16,824	(269,202)	434,234	(155,835)	144,168
Net increase (decrease) in net assets resulting from operations	(324,916)	116,585	(215,275)	689,226	586,423	601,075
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(488,802)		(177,038)		(306,111)
Net investment income		(64,251)		(72,642)		(114,600)
Net realized gain		—		(86,431)		—
Total distributions to shareholders	(488,802)	(64,251)	(177,038)	(159,073)	(306,111)	(114,600)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,190,686	12,793,458	10,360,964	10,287,399	5,615,275	24,235,245
Cost of shares redeemed	(2,495,428)	—	(2,739,037)	(5,323,677)	(8,631,791)	(3,185,872)
Net increase (decrease) in net assets resulting from shareholder transactions	12,695,258	12,793,458	7,621,927	4,963,722	(3,016,516)	21,049,373
Total increase (decrease) in net assets	11,881,540	12,845,792	7,229,614	5,493,875	(2,736,204)	21,535,848
NET ASSETS:
Beginning of period	12,845,792	—	5,493,875	—	21,535,848	—
End of period	$24,727,332	$12,845,792	$12,723,489	$5,493,875	$18,799,644	$21,535,848
Accumulated net investment income (loss) at end of period		$43,492		$(77)		$26,144
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	250,002	—	100,002	—	1,000,002	—
Shares sold	300,000	250,002	200,000	200,002	250,000	1,150,002
Shares redeemed	(50,000)	—	(50,000)	(100,000)	(400,000)	(150,000)
Shares outstanding, end of period	500,002	250,002	250,002	100,002	850,002	1,000,002

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Year Ended 3/31/2019	Period Ended 3/31/2018 (a)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)

$ 175,586	$ 48,134	$ 106,948	$ 42,930	$ 150,713	$ 170,361
47,204	252,075	57,760	248,869	(173,193)	460,055
(55,814)	(193,050)	(78,303)	(151,255)	377,815	(437,229)
166,976	107,159	86,405	140,544	355,335	193,187

(158,905)		(91,906)		(157,451)
	(35,690)		(32,411)		(133,605)
	—		—		—
(158,905)	(35,690)	(91,906)	(32,411)	(157,451)	(133,605)

9,668,934	10,499,216	3,258,831	8,327,278	4,330,181	18,010,981
(2,179,518)	(4,215,351)	(2,218,236)	(4,260,082)	(11,748,266)	(5,416,834)
7,489,416	6,283,865	1,040,595	4,067,196	(7,418,085)	12,594,147
7,497,487	6,355,334	1,035,094	4,175,329	(7,220,201)	12,653,729

6,355,334	—	4,175,329	—	12,653,729	—
$13,852,821	$ 6,355,334	$ 5,210,423	$ 4,175,329	$ 5,433,528	$ 12,653,729
	$10,196		$7,800		$35,938

300,002	—	200,002	—	600,002	—
450,000	500,002	150,000	400,002	200,000	850,002
(100,000)	(200,000)	(100,000)	(200,000)	(550,000)	(250,000)
650,002	300,002	250,002	200,002	250,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	1.07	0.62
Net realized and unrealized gain (loss)	(1.90)	1.48
Total from investment operations	(0.83)	2.10
Distributions paid to shareholders from:
Net investment income	(1.10)	(0.45)
Net asset value, end of period	$49.45	$51.38
Total return (b)	(1.71)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 24,727	$ 12,846
Ratio of total expenses to average net assets	0.65%	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	2.32%	1.74% (c)
Portfolio turnover rate (e)	52%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	1.10	0.70
Net realized and unrealized gain (loss)	(3.62)	5.78
Total from investment operations	(2.52)	6.48
Distributions paid to shareholders from:
Net investment income	(1.19)	(0.67)
Net realized gain	(0.34)	(0.58)
Total distributions	(1.53)	(1.25)
Net asset value, end of period	$50.89	$54.94
Total return (b)	(4.48)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,723	$ 5,494
Ratio of total expenses to average net assets	0.75%	0.75% (c)
Ratio of net investment income (loss) to average net assets	2.04%	1.75% (c)
Portfolio turnover rate (d)	69%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.38	0.21
Net realized and unrealized gain (loss)	0.56	1.68
Total from investment operations	0.94	1.89
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.18)
Net asset value, end of period	$22.12	$21.54
Total return (b)	4.45%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 18,800	$ 21,536
Ratio of total expenses to average net assets	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.72%	1.71% (c)
Portfolio turnover rate (d)	28%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.32	0.23
Net realized and unrealized gain (loss)	0.12	1.36
Total from investment operations	0.44	1.59
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.19)
Net asset value, end of period	$21.31	$21.18
Total return (b)	2.16%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 13,853	$ 6,355
Ratio of total expenses to average net assets	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.70%	1.71% (c)
Portfolio turnover rate (d)	42%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.46	0.34
Net realized and unrealized gain (loss)	(0.09)	1.10
Total from investment operations	0.37	1.44
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.29)
Net asset value, end of period	$20.84	$20.88
Total return (b)	1.78%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,210	$ 4,175
Ratio of total expenses to average net assets	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.25%	2.22% (c)
Portfolio turnover rate (d)	52%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Year Ended 3/31/2019	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.78	0.41
Net realized and unrealized gain (loss)	0.58	1.18
Total from investment operations	1.36	1.59
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.35)
Net asset value, end of period	$21.73	$21.09
Total return (b)	6.64%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,434	$ 12,654
Ratio of total expenses to average net assets	0.50%	0.50% (c) (d)
Ratio of net investment income (loss) to average net assets	2.98%	3.32% (c)
Portfolio turnover rate (e)	98%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2019
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the six funds listed below, each a non-diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which a Fund invests, or in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participating agreements. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF Emerging Markets Equity Select ETF Large Cap US Equity Select ETF Mid Cap US Equity Select ETF Small Cap US Equity Select ETF US Equity Dividend Select ETF	Nasdaq Riskalyze Developed Markets Index
Nasdaq Riskalyze Emerging Markets Index
Nasdaq Riskalyze US Large Cap Index
Nasdaq Riskalyze US Mid Cap Index
Nasdaq Riskalyze US Small Cap Index
Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 488,802	$ —	$ —
Emerging Markets Equity Select ETF	177,038	—	—
Large Cap US Equity Select ETF	306,111	—	—
Mid Cap US Equity Select ETF	158,905	—	—
Small Cap US Equity Select ETF	91,906	—	—
US Equity Dividend Select ETF	157,451	—	—
The tax character of distributions paid by each Fund during the fiscal period ended March 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 64,251	$ —	$ —
Emerging Markets Equity Select ETF	159,073	—	—
Large Cap US Equity Select ETF	114,600	—	—
Mid Cap US Equity Select ETF	35,690	—	—
Small Cap US Equity Select ETF	32,411	—	—
US Equity Dividend Select ETF	133,605	—	—
As of March 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 207,563	$ (727,964)	$ (373,122)
Emerging Markets Equity Select ETF	—	(372,339)	99,927
Large Cap US Equity Select ETF	29,378	(321,326)	(115,088)
Mid Cap US Equity Select ETF	24,510	(167,000)	(410,741)
Small Cap US Equity Select ETF	9,882	(168,581)	(337,541)
US Equity Dividend Select ETF	15,134	(352,682)	(112,790)
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018 and 2019 remain open to federal and state audit. As of March 31, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2019, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Capital Loss Available
Developed International Equity Select ETF	$ 727,964
Emerging Markets Equity Select ETF	372,339
Large Cap US Equity Select ETF	321,326
Mid Cap US Equity Select ETF	167,000
Small Cap US Equity Select ETF	168,581
US Equity Dividend Select ETF	352,682
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2019, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Developed International Equity Select ETF	$ 14,259	$ (146,780)	$ 132,521
Emerging Markets Equity Select ETF	14,107	(246,471)	232,364
Large Cap US Equity Select ETF	(3,332)	(821,314)	824,646
Mid Cap US Equity Select ETF	(1,868)	(228,959)	230,827
Small Cap US Equity Select ETF	(6,746)	(250,183)	256,929
US Equity Dividend Select ETF	(11,508)	(170,999)	182,507
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
G. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investor Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 13,003,972	$ 11,838,429
Emerging Markets Equity Select ETF	10,652,220	4,177,931
Large Cap US Equity Select ETF	5,320,010	5,305,279
Mid Cap US Equity Select ETF	4,372,009	4,307,073
Small Cap US Equity Select ETF	2,503,234	2,486,289
US Equity Dividend Select ETF	5,124,173	5,110,362

For the fiscal year ended March 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 13,756,976	$ 2,307,519
Emerging Markets Equity Select ETF	3,272,474	2,187,170
Large Cap US Equity Select ETF	5,596,386	8,604,946
Mid Cap US Equity Select ETF	9,634,891	2,174,109
Small Cap US Equity Select ETF	3,245,060	2,212,665
US Equity Dividend Select ETF	4,295,869	11,706,628
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019
Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
Developed International Equity Select ETF	$ 2,500	$ 2,500
Emerging Markets Equity Select ETF	2,500	2,500
Large Cap US Equity Select ETF	1,600	1,600
Mid Cap US Equity Select ETF	1,500	1,500
Small Cap US Equity Select ETF	1,350	1,350
US Equity Dividend Select ETF	650	650
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Exchange-Traded Fund VI (the “Trust”), comprising Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF, and US Equity Dividend Select ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VI, as of March 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended March 31, 2019 and for the period from June 20, 2017 (commencement of operations) through March 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above included in First Trust Exchange-Traded Fund VI as of March 31, 2019, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year ended March 31, 2019 and the period from June 20, 2017 (commencement of operations) through March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 23, 2019
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended March 31, 2019, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
Developed International Equity Select ETF	0.00%
Emerging Markets Equity Select ETF	0.00%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	100.00%
For the taxable year ended March 31, 2019, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:
Qualified Dividend Income
Developed International Equity Select ETF	100.00%
Emerging Markets Equity Select ETF	77.25%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	100.00%
A portion of the ordinary dividends (including short-term capital gains) that RNLC, RNMC, RNSC and RNDV paid to shareholders during the taxable year ended March 31, 2019, may be eligible for the Qualified Business Income (QBI) Deduction under code section 199A for the aggregate dividends the Funds received from the underlying Real Estate Investment Trusts (REITs) they invest in.
The following Funds met the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. The total amount of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
Developed International Equity Select ETF	$ 730,835	$ 1.46	$ 68,509	$ 0.14
Emerging Markets Equity Select ETF	184,960	0.74	19,101	0.08
The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. Gross foreign income and foreign taxes paid will be posted on each Fund’s website and disclosed in the tax letter.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	163	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	163	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	163	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	163	Director of Covenant Transport, Inc. (May 2003 to May 2014)
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	163	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
May 2017

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $233,750 for the fiscal year ended March 31, 2018 and $249,376 for the fiscal year ended March 31, 2019.

(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2018 and $0 for the fiscal year ended March 31, 2019.

Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2018 and $0 for the fiscal year ended March 31, 2019.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $24,100 for the fiscal year ended March 31, 2018 and $40,175 for the fiscal year ended March 31, 2019.

Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year ended March 31, 2018 and $0 for the fiscal year ended March 31, 2019.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2018 and $0 for the fiscal year ended March 31, 2019.

All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2018 and $0 for the fiscal year ended March 31, 2019.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Adviser and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2018, were $24,100 for the registrant, $12,000 for the registrant’s investment adviser, and $29,000 for the registrant’s distributor and for the fiscal year ended March 31, 2019, were $40,175 for the registrant, $27,379.63 for the registrant’s investment adviser, and $39,346.37 for the registrant’s distributor.

(h)	The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not Applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	May 23, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	May 23, 2019